      As filed with the Securities and Exchange Commission on February 27, 1998.
                                                                File No. 2-74452
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                         Pre-Effective Amendment No.                        |_|
                       Post-Effective Amendment No. 29                      |X|
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|
                              Amendment No. 30                              |X|
                        (Check appropriate box or boxes)

                              --------------------

                    Merrill Lynch Variable Series Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

             P.O. Box 9011
         Princeton, New Jersey                              08543-9011
(Address of Principal Executive Offices)                    (Zip Code)

        Registrant's Telephone Number, including Area Code (609) 282-2800
                                  Arthur Zeikel
                    Merrill Lynch Variable Series Funds, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                     (Name and Address of Agent for Service)

                              --------------------

                                   Copies to:

      Philip L. Kirstein, Esq.                    Leonard B. Mackey, Jr., Esq.
Merrill Lynch Asset Management, L.P.                   Rogers & Wells LLP
           P.O. Box 9011                                200 Park Avenue
  Princeton, New Jersey 08543-9011                  New York, New York 10166


            It is proposed that this filing will become effective (check appropriate box)

                  |_| immediately upon filing pursuant to paragraph (b)

                  |_| on (date) pursuant to paragraph (b)

                  |X| 60 days after filing pursuant to paragraph (a)(1)

                  |_| on (date) pursuant to paragraph (a)(1) of Rule 485

                  |_| 75 days after filing pursuant to paragraph (a)(2)

                  |_| on (date) pursuant to paragraph (a)(2) of rule 485

            If appropriate, check the following box:

                  |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              --------------------

================================================================================

                                EXPLANATORY NOTE

      Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are offered for each Fund. This document consists of eighteen prospectuses for the Class A Common Stock of the Funds and eighteen prospectuses for the Class B Common Stock of the Funds (one prospectus for each Class of Common Stock of each Fund), an Appendix and Annexes for the Class A Common Stock of the Funds and an Appendix and Annexes for the Class B Common Stock of the Funds which constitute parts of each prospectus. A table of contents may be found on page 1 of each prospectus.

      The investment advisor of each Fund is Merrill Lynch Asset Management, L.P. (the "Investment Advisor"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of each Fund is Merrill Lynch Funds Distributor, Inc. ("MLFD"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.

      Both the Class A and Class B shares of the Funds are sold to separate accounts ("Separate Accounts") of certain insurance companies to fund benefits under variable annuity contracts ("Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. The Company's Funds are currently sold to Merrill Lynch Life Insurance Company ("MLLIC"), ML Life Insurance Company of New York ("ML of New York"), indirect wholly owned subsidiaries of Merrill Lynch & Co. Inc., Hartford Life Insurance Company ("Hartford"), Annuity Investors Life Insurance Company ("AILIC"), Family Life Insurance Company ("Family Life"), The AIG Life Companies (U.S.)("AIG Life"), American International Life Assurance Company of New York, ("Hartford of NY"), American Fidelity Assurance Company ("American Fidelity"), Annuity InvestorsSM Life Insurance Company ("Annuity Investors"), PFL Life Insurance Company ("PFL Life"), AUSA Life Insurance Company ("AUSA"), Hartford Life and Annuity Insurance Company ("Hartford Life and Annuity"), Manulife Financial ("Manulife"), Manufacturers Life Insurance Company of New York ("Manufacturers of New York"), Monarch Life Insurance Company ("Monarch and, together with ML of New York, MLLIC, Hartford, Family Life, AIG Life, Hartford of NY, Annuity Investors, PFL Life, AUSA, Hartford Life and Annuity, Manulife, Manufacturers of New York and AILIC, the "Insurance Companies"). The Separate Accounts invest in shares of the Funds in accordance with instructions received from Contract owners. The Contracts, other than Contracts issued by AILIC, are offered by agents of Merrill Lynch Life Agency, Inc. ("MLLA"), an affiliate of the Investment Adviser. Contracts issued by AILIC are offered by agents associated with that company. MLLIC and ML of New York are also affiliates of the Investment Adviser.

PROSPECTUS
April ___, 1998

                    Merrill Lynch Domestic Money Market Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Domestic Money Market Fund (the "Domestic Money Market Fund") is a diversified fund whose objectives are the preservation of capital, liquidity and achieving the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Domestic Money Market Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Domestic Money Market Fund pursuant to this Prospectus. This Prospectus consists of this five page document and the attached Appendix. For more information on the Domestic Money Market Fund's investment objectives and policies, please see page 4 of this document and the Appendix.

      THE DOMESTIC MONEY MARKET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE DOMESTIC MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Yield Information......................................................     4
  Investment Objectives and Policies.....................................     4
  Portfolio Restrictions.................................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                              Domestic Money Market Fund (Class A)
                                  -------------------------------------------------------------------------------------------------
                                                                                                                     For the Period
                                                         For the Year Ended December 31,                              February 20,
                                  ------------------------------------------------------------------------------        1992+ to
Increase (Decrease) in                                                                                                December 31,
Net Asset Value:                      1997           1996             1995             1994             1993             1992
                                  -------------  -------------    -------------    -------------    -------------    -------------
Per Share Operating
Performance:
Net asset value, beginning of
period ..........................                $        1.00    $        1.00    $        1.00    $        1.00    $        1.00
                                   ------------  -------------    -------------    -------------    -------------    -------------
Investment income -- net ........                        .0504            .0547            .0386            .0302            .0302
Realized and unrealized gain
(loss) on investments -- net ....                       (.0005)           .0012           (.0007)           .0005            .0013
                                   ------------  -------------    -------------    -------------    -------------    -------------
Total from investment operations                         .0499            .0559            .0379            .0307            .0315
                                   ------------  -------------    -------------    -------------    -------------    -------------
Less dividends and distributions:
 Investment income -- net .......                       (.0504)          (.0547)          (.0386)          (.0302)          (.0302)
 Realized gain on
 investments -- net .............                       (.0001)          (.0002)              --           (.0005)          (.0010)
                                   ------------  -------------    -------------    -------------    -------------    -------------
Total dividends and distributions                       (.0505)          (.0549)          (.0386)          (.0307)          (.0312)
                                   ------------  -------------    -------------    -------------    -------------    -------------
Net asset value, end of period ..                $        1.00    $        1.00    $        1.00    $        1.00    $        1.00
                                   ============  =============    =============    =============    =============    =============
Total Investment Return:**
Based on net asset value per
share ...........................                         5.13%            5.64%            3.93%            3.10%            3.65%*
                                   ============  =============    =============    =============    =============    =============
Ratios to Average Net Assets:
Expenses, net of reimbursement ..                          .54%             .55%             .50%             .36%             .32%*
                                   ============  =============    =============    =============    =============    =============
Expenses ........................                          .54%             .55%             .57%             .63%             .88%*
                                   ============  =============    =============    =============    =============    =============
Investment income -- net, and
realized gain (loss) on
investments -- net ..............                         4.97%            5.50%            4.02%            3.03%            3.48%*
                                   ============  =============    =============    =============    =============    =============
Supplemental Data:
Net assets, end of period (in
thousands) ......................                $     274,756    $     303,912    $     363,199    $     170,531    $      41,128
                                   ============  =============    =============    =============    =============    =============

----------
*  Annualized.
** Total investment returns exclude insurance-related fees and expenses. + Commencement of Operations.

                                YIELD INFORMATION

      Set forth below is yield information for the Class A Shares of the Domestic Money Market Fund for the seven-day period ended December 31, 1997, computed to include and exclude realized and unrealized gains and losses and also computed to exclude such gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield.

Annualized Yield:
     Including gains and losses .....................    5.33%
     Excluding gains and losses......................    5.33%
Compounded Annualized Yield..........................    5.47%
Average maturity of portfolio at end of period.......    72 Days

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Domestic Money Market Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. There can be no assurance that the Domestic Money Market Fund will achieve its investment objectives.

      The Domestic Money Market Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, domestic depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, repurchase and reverse repurchase agreements of U.S. issuers and other money market instruments. As a matter of fundamental policy, which may be changed only with the approval of a majority of the Domestic Money Market Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Act" or the "Investment Company Act"), the Domestic Money Market Fund may not purchase securities of foreign issuers (including Eurodollar or Yankeedollar bank obligations). U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Domestic Money Market Fund may invest are described more fully in Annex A to the Appendix to this Prospectus. The Domestic Money Market Fund will be subject to portfolio maturity, quality and diversification restrictions discussed below.

      In addition, the Domestic Money Market Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities the potential return of which is based on the change in particular measurements of value or rate, (i.e. indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

                             PORTFOLIO RESTRICTIONS

      For purposes of the investment policy of the Domestic Money Market Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Domestic Money Market Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of this Fund's portfolio assets will not exceed 90 days.

      The Domestic Money Market Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Domestic Money Market Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investor's Service, Inc., Standard & Poor's Ratings Group and Thomson BankWatch.

      A regulation of the Commission limits investments by the Domestic Money Market Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Fund's total assets be invested in securities that have a rating lower than the highest rating.

PROSPECTUS
April ___, 1998

                        Merrill Lynch Reserve Assets Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Reserve Assets Fund (the "Reserve Assets Fund") is a diversified fund whose objectives are the preservation of capital, liquidity and achieving the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Reserve Assets Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Reserve Assets Fund pursuant to this Prospectus. This Prospectus consists of this five page document and the attached Appendix. For more information on the Reserve Assets Fund's investment objectives and policies, please see page 4 of this document and the Appendix.

      THE RESERVE ASSET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE RESERVE ASSET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Yield Information......................................................     4
  Investment Objectives and Policies.....................................     4
  Portfolio Restrictions.................................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                Reserve Assets Fund (Class A)
                                      -------------------------------------------------
                                               For the Year Ended December 31,
                                      -------------------------------------------------
                                        1997     1996       1995       1994       1993
                                      -------  -------    -------    -------    -------
Increase (Decrease) in Net Asset
Value:
Per Share Operating Performance:

Net asset value, beginning of year .           $  1.00    $  1.00    $  1.00    $  1.00
                                      -------  -------    -------    -------    -------

Investment income -- net ...........             .0501      .0543      .0371      .0268

Realized and unrealized gain (loss)
on investments -- net ..............            (.0005)     .0018     (.0009)     .0005
                                      -------  -------    -------    -------    -------

Total from investment operations ...             .0496      .0561      .0362      .0273
                                      -------  -------    -------    -------    -------

Less dividends and distributions:

   Investment income -- net ........            (.0501)    (.0543)    (.0362)    (.0268)

   Realized gain on investments -- net          (.0001)    (.0004)      --++     (.0005)
                                      -------  -------    -------    -------    -------

Total dividends and distributions ..            (.0502)    (.0547)    (.0362)    (.0273)
                                      -------  -------    -------    -------    -------

Net asset value, end of year .......           $  1.00    $  1.00    $  1.00    $  1.00
                                      =======  =======    =======    =======    =======

Total Investment Return:*

Based on net asset value per share .              5.13%      5.61%      3.79%      2.77%
                                      =======  =======    =======    =======    =======

Ratios to Average Net Assets:

Expenses ...........................               .61%       .61%       .65%       .70%
                                      =======  =======    =======    =======    =======

Investment income -- net, and realized
gain (loss) on investments -- net ..              4.96%      5.47%      3.75%      2.73%
                                      =======  =======    =======    =======    =======

Supplemental Data:

Net assets, end of year (in
thousands) .........................           $22,885    $25,550    $32,196    $30,168
                                      =======  =======    =======    =======    =======


                                                  Reserve Assets Fund (Class A)
                                      -----------------------------------------------------
                                                 For the Year Ended December 31,
                                      -----------------------------------------------------
                                        1992       1991       1990        1989        1988
                                      -------    -------    -------     -------     -------
Increase (Decrease) in Net Asset
Value:
Per Share Operating Performance:

Net asset value, beginning of year .  $  1.00    $  1.00    $  1.00     $  1.00     $  1.00
                                      -------    -------    -------     -------     -------

Investment income -- net ...........    .0320      .0546      .0730       .0822       .0661

Realized and unrealized gain (loss)
on investments -- net ..............    .0007      .0014      .0019       .0012       .0002
                                      -------    -------    -------     -------     -------

Total from investment operations ...    .0327      .0560      .0749       .0834       .0663
                                      -------    -------    -------     -------     -------

Less dividends and distributions:

   Investment income -- net ........   (.0320)    (.0546)    (.0730)     (.0822)     (.0661)

   Realized gain on investments -- net (.0005)    (.0014)+   (.0019)+    (.0012)+    (.0002)+
                                      -------    -------    -------     -------     -------

Total dividends and distributions ..   (.0325)    (.0560)    (.0749)     (.0834)     (.0663)
                                      -------    -------    -------     -------     -------

Net asset value, end of year .......  $  1.00    $  1.00    $  1.00     $  1.00     $  1.00
                                      =======    =======    =======     =======     =======

Total Investment Return:*

Based on net asset value per share .     3.29%      5.68%      7.65%       8.62%       6.85%
                                      =======    =======    =======     =======     =======

Ratios to Average Net Assets:

Expenses ...........................      .79%       .79%       .97%       1.03%       1.01%
                                      =======    =======    =======     =======     =======

Investment income--net, and realized
gain (loss) on investments -- net ..     3.36%      5.64%      7.46%+      8.34%+      6.65%+
                                      =======    =======    =======     =======     =======

Supplemental Data:

Net assets, end of year (in
thousands) .........................  $26,767    $34,362    $35,871     $29,311     $24,951
                                      =======    =======    =======     =======     =======

----------
* Total investment returns exclude insurance-related fees and expenses. + Includes unrealized gain (loss).
++ Amount is less than $.0001 per share.

                                YIELD INFORMATION

      Set forth below is yield information for the Class A Shares of the Reserve Assets Fund for the seven-day period ended December 31, 1997, computed to include and exclude realized and unrealized gains and losses and also computed to exclude such gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield.

Annualized Yield:
     Including gains and losses......................    5.23%
     Excluding gains and losses......................    5.20%
Compounded Annualized Yield..........................    5.34%
Average maturity of portfolio at end of period.......    70 Days

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Reserve Assets Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. There can be no assurance that the Reserve Assets Fund will achieve its investment objectives.

      The Reserve Assets Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, securities of foreign issuers (including Eurodollar, Yankeedollar and foreign bank obligations) and repurchase and reverse repurchase agreements. U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Reserve Assets Fund may invest are described more fully in Annex A to the Appendix to this Prospectus. The Reserve Assets Fund will be subject to the portfolio maturity, quality and diversification restrictions discussed below.

      In addition, the Reserve Assets Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Reserve Assets Fund may also invest in securities of foreign issuers and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

                             PORTFOLIO RESTRICTIONS

      For purposes of the investment policy of the Reserve Assets Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Reserve Assets Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of this Fund's portfolio assets will not exceed 90 days.

      The Reserve Asset Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Reserve Assets Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson BankWatch.

      A regulation of the Commission limits investments by the Reserve Assets Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Reserve Assets Fund's total assets be invested in securities that have a rating lower than the highest rating.

PROSPECTUS
April ___, 1998

                          Merrill Lynch Prime Bond Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Prime Bond Fund (the "Prime Bond Fund") is a diversified fund whose objectives are as high a level of current income as is consistent with prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective, by investing primarily in long-term corporate bonds rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). The Prime Bond Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Prime Bond Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Prime Bond Fund's investment objectives and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL __, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objectives and Policies.....................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                      Prime Bond Fund (Class A)
                                      ------------------------------------------------------
                                                   For the Year Ended December 31,
                                      ------------------------------------------------------
                                        1997      1996        1995        1994        1993
                                      --------  --------    --------    --------    --------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:

Net asset value, beginning of year .            $  12.45    $  11.12    $  12.64    $  12.04
                                      --------  --------    --------    --------    --------

Investment income -- net ...........                 .80         .82         .77         .70

Realized and unrealized gain (loss)
  on investments -- net ............                (.55)       1.34       (1.36)        .71
                                      --------  --------    --------    --------    --------

Total from investment operations ...                 .25        2.16        (.59)       1.41
                                      --------  --------    --------    --------    --------

Less dividends and distributions:

  Investment income -- net .........                (.79)       (.83)       (.76)       (.70)

  Realized gain on
    investments -- net .............                  --          --          --        (.11)

  In excess of realized gain on
    investments -- net .............                  --          --        (.17)         --
                                      --------  --------    --------    --------    --------

Total dividends and distributions ..                (.79)       (.83)       (.93)       (.81)
                                      --------  --------    --------    --------    --------

Net asset value, end of year .......            $  11.91    $  12.45    $  11.12    $  12.64
                                      ========  ========    ========    ========    ========

Total Investment Return:*

Based on net asset value per share .                2.21%      20.14%      (4.80)%     12.02%
                                      ========  ========    ========    ========    ========

Ratios to Average Net Assets:

Expenses ...........................                 .49%        .50%        .54%        .63%
                                      ========  ========    ========    ========    ========

Investment income -- net ...........                6.67%       7.00%       6.74%       5.86%
                                      ========  ========    ========    ========    ========

Supplemental Data:

Net assets, end of year
  (in thousands) ...................            $538,394    $489,838    $391,234    $314,091
                                      ========  ========    ========    ========    ========

Portfolio turnover .................               91.88%      90.12%     139.89%     115.26%
                                      ========  ========    ========    ========    ========


                                                    Prime Bond Fund (Class A)
                                      -----------------------------------------------------
                                                 For the Year Ended December 31,
                                      -----------------------------------------------------
                                        1992       1991       1990        1989        1988
                                      -------    -------    -------     -------     -------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:

Net asset value, beginning of year .  $ 12.02    $ 11.18    $ 11.29     $ 10.81     $ 10.89
                                      -------    -------    -------     -------     -------

Investment income -- net ...........      .79        .90        .88         .90         .87

Realized and unrealized gain (loss)
  on investments -- net ............      .04        .84       (.12)        .48        (.15)
                                      -------    -------    -------     -------     -------

Total from investment operations ...      .83       1.74        .76        1.38         .72
                                      -------    -------    -------     -------     -------

Less dividends and distributions:

  Investment income -- net .........     (.81)      (.90)      (.87)       (.90)       (.80)

  Realized gain on
    investments -- net .............       --         --         --          --          --

  In excess of realized gain on
    investments -- net .............       --         --         --          --          --
                                      -------    -------    -------     -------     -------

Total dividends and distributions ..     (.81)      (.90)      (.87)       (.90)       (.80)
                                      -------    -------    -------     -------     -------

Net asset value, end of year .......  $ 12.04    $ 12.02    $ 11.18     $ 11.29     $ 10.81
                                      =======    =======    =======     =======     =======

Total Investment Return:*

Based on net asset value per share .     7.27%     16.41%      7.13%      13.29%       6.75%
                                      =======    =======    =======     =======     =======

Ratios to Average Net Assets:

Expenses ...........................      .78%       .78%      1.06%       1.16%       1.07%
                                      =======    =======    =======     =======     =======

Investment income -- net ...........     6.76%      7.94%      8.01%       8.12%       8.05%
                                      =======    =======    =======     =======     =======

Supplemental Data:

Net assets, end of year
  (in thousands) ...................  $84,810    $39,743    $34,655     $29,593     $22,499
                                      =======    =======    =======     =======     =======

Portfolio turnover .................    82.74%    152.18%    155.17%     144.52%     225.81%
                                      =======    =======    =======     =======     =======

----------
* Total investment returns exclude insurance-related fees and expenses.

                       INVESTMENT OBJECTIVES AND POLICIES

      The principal investment objective of the Prime Bond Fund is to provide shareholders with as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the Prime Bond Fund seeks capital appreciation when consistent with its principal objective. There can be no assurance that the Prime Bond Fund will achieve its investment objectives.

      The Prime Bond Fund invests primarily in securities rated in the top three rating categories of either Standard & Poor's (AAA, AA and A) or Moody's (Aaa, Aa and A). Additional information regarding various bond ratings is set forth in Annex A to the Appendix to this Prospectus. The financial risk of this Fund should be minimized by the credit quality of the bonds in which it will invest, but the long maturities that typically provide the best yield will subject the Fund to possible substantial price changes resulting from market yield fluctuations. The market prices of fixed-income securities such as those purchased by the Prime Bond Fund are affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      Fund management strategy will attempt to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of the Fund within the overall investment guidelines. The Prime Bond Fund's investments will vary from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. The Prime Bond Fund anticipates that under normal circumstances more than 90% of the assets of the Fund will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The Prime Bond Fund does not intend to invest in common stock, rights or other equity securities. Under unusual market or economic conditions, the Prime Bond Fund for defensive or other purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market or other fixed-income securities deemed by the Investment Adviser to be consistent with the objectives of the Fund, or the Fund may hold its assets in cash.

      In addition, the Prime Bond Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

PROSPECTUS
April ___, 1998

                     Merrill Lynch High Current Income Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch High Current Income Fund (the "High Current Income Fund") is a diversified fund whose objectives are as high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality. The High Current Income Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the High Current Income Fund pursuant to this Prospectus. This Prospectus consists of this five page document and the attached Appendix. For more information on the High Current Income Fund's investment objectives and policies, please see page 4 of this document and this Appendix.

      THE HIGH CURRENT INCOME FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS -- RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objectives and Policies.....................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                             High Current Income Fund  (Class A)
                                      -----------------------------------------------------
                                               For the Year Ended December 31,
                                      -----------------------------------------------------
                                        1997     1996+       1995        1994        1993
                                      -------  --------    --------    --------    --------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:

Net asset value, beginning of year .           $  11.25    $  10.61    $  12.06    $  11.13
                                      -------  --------    --------    --------    --------

Investment income -- net ...........               1.08        1.09        1.05         .95

Realized and unrealized gain (loss)
on investments -- net ..............                .12         .65       (1.47)        .95
                                      -------  --------    --------    --------    --------

Total from investment operations ...               1.20        1.74        (.42)       1.90
                                      -------  --------    --------    --------    --------

Less dividends and distributions:

  Investment income -- net .........              (1.06)      (1.10)      (1.03)       (.97)

  Realized gain on
    investments -- net .............                 --          --          --          --
                                      -------  --------    --------    --------    --------

Total dividends and distributions ..              (1.06)      (1.10)      (1.03)       (.97)
                                      -------  --------    --------    --------    --------

Net asset value, end of year .......           $  11.39    $  11.25    $  10.61    $  12.06
                                      =======  ========    ========    ========    ========

Total Investment Return:*

Based on net asset value per share .              11.27%      17.21%      (3.59)%     17.84%
                                      =======  ========    ========    ========    ========

Ratios to Average Net Assets:

Expenses ...........................                .54%        .55%        .61%        .72%
                                      =======  ========    ========    ========    ========

Investment income -- net ...........               9.50%       9.92%       9.73%       8.62%
                                      =======  ========    ========    ========    ========

Supplemental Data:

Net assets, end of year
  (in thousands) ...................           $414,615    $356,352    $255,719    $163,428
                                      =======  ========    ========    ========    ========

Portfolio turnover .................              48.92%      41.60%      51.88%      35.67%
                                      =======  ========    ========    ========    ========


                                               High Current Income Fund  (Class A)
                                      ---------------------------------------------------
                                                 For the Year Ended December 31,
                                      ---------------------------------------------------
                                        1992       1991      1990       1989        1988
                                      -------    ------    ------     -------     -------
Increase (Decrease) in Net Asset Value
Per Share Operating Performance:

Net asset value, beginning of year .  $ 10.23    $ 8.14    $10.21     $ 10.85     $ 10.55
                                      -------    ------    ------     -------     -------

Investment income -- net ...........     1.07      1.19      1.40        1.29        1.21

Realized and unrealized gain (loss)
on investments -- net ..............      .90      2.10     (2.08)       (.64)        .20
                                      -------    ------    ------     -------     -------

Total from investment operations ...     1.97      3.29      (.68)        .65        1.41
                                      -------    ------    ------     -------     -------

Less dividends and distributions:

  Investment income -- net .........    (1.07)    (1.20)    (1.39)      (1.29)      (1.11)

  Realized gain on
    investments -- net .............       --        --        --          --          --
                                      -------    ------    ------     -------     -------

Total dividends and distributions ..    (1.07)    (1.20)    (1.39)      (1.29)      (1.11)
                                      -------    ------    ------     -------     -------

Net asset value, end of year .......  $ 11.13    $10.23    $ 8.14     $ 10.21     $ 10.85
                                      =======    ======    ======     =======     =======

Total Investment Return:*

Based on net asset value per share .    20.05%    43.00%    (7.63)%      6.14%      13.87%
                                      =======    ======    ======     =======     =======

Ratios to Average Net Assets:

Expenses ...........................      .89%     1.10%     1.15%       1.22%       1.07%
                                      =======    ======    ======     =======     =======

Investment income -- net ...........    10.06%    12.49%    14.52%      11.98%      11.22%
                                      =======    ======    ======     =======     =======

Supplemental Data:

Net assets, end of year
  (in thousands) ...................  $26,343    $9,649    $8,106     $12,942     $13,960
                                      =======    ======    ======     =======     =======

Portfolio turnover .................    28.21%    51.54%    26.43%      53.52%      33.91%
                                      =======    ======    ======     =======     =======

----------
* Total investment returns exclude insurance-related fees and expenses. + Based on average shares outstanding during the year.

                       INVESTMENT OBJECTIVES AND POLICIES

      The primary investment objective of the High Current Income Fund is to obtain the highest level of current income that is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the High Current Income Fund seeks capital appreciation when consistent with its primary objective. There can be no assurance that the High Current Income Fund will achieve its investment objectives.

      The High Current Income Fund seeks high current income by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service Inc. ("Moody's") and BBB or lower by Standard & Poor's Ratings Group ("Standard & Poor's"), or in unrated securities of comparable quality. Securities rated below Baa by Moody's and below BBB by Standard & Poor's are commonly known as "junk bonds." Additional information regarding various bond ratings is set forth in Annex A to the Appendix to this Prospectus. The market price of fixed-income securities such as those purchased by the Fund is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

      Although they can be expected to provide higher yields, lower-rated securities such as those purchased by the High Current Income Fund may be subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated fixed-income securities. Such securities are generally issued by corporations that are not as financially secure or as creditworthy as issuers of higher-rated securities. There is, accordingly, a greater risk that the issuers of higher-yielding securities will not be able to pay principal and interest on such securities, especially during periods of adverse economic conditions. Investment in such high-yield securities entails relatively greater risk of loss of income or principal. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. See "Investment Objectives and Policies of the Funds -- Risks of High Yield Securities" in the Appendix to this Prospectus.

      Selection and supervision by the management of the Company regarding investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors that may be too time consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While Merrill Lynch Asset Management, L.P. (the "Investment Adviser") considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the High Current Income Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Investment Adviser, a relatively high yield without undue risk. As a result, the High Current Income Fund's ability to achieve its investment objective may depend to a greater extent on the Investment Adviser's own credit analysis than the Funds which invest in higher- rated securities. Although the High Current Income Fund will invest primarily in lower-rated securities, it will not invest in securities rated Ca or lower by Moody's and CC or lower by Standard & Poor's unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. However, securities purchased by the High Current Income Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so.

      When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the High Current Income Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield.

      The securities in the High Current Income Fund will be varied from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. It is anticipated that under normal circumstances more than 90% of the High Current Income Fund's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Although it is expected that, in general, the Fund will not invest in common stocks, rights or other equity securities, it will acquire or hold such securities (if consistent with the objectives of the Fund) when such securities are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities. In addition, under unusual market or economic conditions, the High Current Income Fund for defensive purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

      The table below shows the average monthly dollar-weighted market value, by Standard & Poor's rating category, of the securities held by the High Current Income Fund during the fiscal year ended December 31, 1997.

                                                           % Market
                                                 %          Value
                                                Net       Corporate
                         Rating*               Assets       Bonds
                         -------               ------      ------
            BBB...........................     2.1%          2.5%
            BB............................     28.0          32.0
            B.............................     51.2          58.1
            CCC...........................      2.7           3.0
            NR**..........................      3.8           4.4
                                                           ------
                                                           100.0%
                                                           =====

----------

* A description of corporate bond ratings of Standard & Poor's is set forth in Annex A of the Appendix to this Prospectus.
** Bonds that are not rated by Standard & Poor's. Such bonds may be rated by nationally recognized statistical rating organizations other than Standard & Poor's, or may not be rated by any other organizations.

      In addition, the High Current Income Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers, and may from time to time enter into standby commitment agreements. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus.

PROSPECTUS
April ___, 1998

                        Merrill Lynch Quality Equity Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Quality Equity Fund (the "Quality Equity Fund") is a diversified fund whose objective is the highest total investment return consistent with prudent risk. The Quality Equity Fund uses a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. The Quality Equity Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Quality Equity Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Quality Equity Fund's investment objective and policies, please see page 4 of this document, and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objective and Policies......................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                Quality Equity Fund  (Class A)
                                      -----------------------------------------------------
                                                For the Year Ended December 31,
                                      -----------------------------------------------------
                                        1997     1996+       1995+       1994+       1993
                                      -------  --------    --------    --------    --------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of year .           $  32.76    $  27.74    $  29.02    $  25.48
                                      -------  --------    --------    --------    --------
Investment income -- net ...........                .58         .58         .38         .24
Realized and unrealized gain (loss)
  on investments and foreign currency
  transactions -- net ..............               4.44        5.48        (.74)       3.46
                                      -------  --------    --------    --------    --------
Total from investment operations ...               5.02        6.06        (.36)       3.70
                                      -------  --------    --------    --------    --------
Less dividends and distributions:
  Investment income -- net .........               (.66)       (.45)       (.25)       (.12)
  Realized gain on investments -- net             (4.29)       (.59)       (.67)       (.04)
                                      -------  --------    --------    --------    --------
Total dividends and distributions ..              (4.95)      (1.04)       (.92)       (.16)
                                      -------  --------    --------    --------    --------
Net asset value, end of year .......           $  32.83    $  32.76    $  27.74    $  29.02
                                      =======  ========    ========    ========    ========

Total Investment Return:*
Based on net asset value per share .              17.90%      22.61%      (1.20)%     14.57%
                                      =======  ========    ========    ========    ========

Ratios to Average Net Assets:
Expenses ...........................                .49%        .51%        .54%        .62%
                                      =======  ========    ========    ========    ========
Investment income -- net ...........               1.89%       1.94%       1.39%       1.07%
                                      =======  ========    ========    ========    ========

Supplemental Data:
Net assets, end of year
  (in thousands) ...................           $794,275    $644,551    $464,360    $309,420
                                      =======  ========    ========    ========    ========
Portfolio turnover .................              88.30%     140.32%      60.57%      88.25%
                                      =======  ========    ========    ========    ========
Average commission rate paid# ......           $  .0615          --          --          --
                                      =======  ========    ========    ========    ========


                                                 Quality Equity Fund  (Class A)
                                      -----------------------------------------------------
                                                 For the Year Ended December 31,
                                      -----------------------------------------------------
                                        1992       1991       1990        1989        1988
                                      -------    -------    -------     -------     -------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of year .  $ 26.35    $ 21.72    $ 22.88     $ 17.94     $ 16.00
                                      -------    -------    -------     -------     -------
Investment income -- net ...........      .34        .43        .47         .50         .43
Realized and unrealized gain (loss)
  on investments and foreign currency
  transactions -- net ..............      .32       5.75       (.38)       4.96        1.73
                                      -------    -------    -------     -------     -------
Total from investment operations ...      .66       6.18        .09        5.46        2.16
                                      -------    -------    -------     -------     -------
Less dividends and distributions:
  Investment income -- net .........     (.58)      (.50)      (.41)       (.52)       (.22)
  Realized gain on investments -- net    (.95)     (1.05)      (.84)         --          --
                                      -------    -------    -------     -------     -------
Total dividends and distributions ..    (1.53)     (1.55)     (1.25)       (.52)       (.22)
                                      -------    -------    -------     -------     -------
Net asset value, end of year .......  $ 25.48    $ 26.35    $ 21.72     $ 22.88     $ 17.94
                                      =======    =======    =======     =======     =======

Total Investment Return:*
Based on net asset value per share .     2.69%     30.18%       .66%      30.77%      13.54%
                                      =======    =======    =======     =======     =======

Ratios to Average Net Assets:
Expenses ...........................      .74%       .79%       .94%       1.05%       1.02%
                                      =======    =======    =======     =======     =======
Investment income -- net ...........     1.54%      1.87%      2.36%       2.58%       2.25%
                                      =======    =======    =======     =======     =======

Supplemental Data:
Net assets, end of year
  (in thousands) ...................  $87,977    $55,005    $39,470     $31,467     $20,055
                                      =======    =======    =======     =======     =======
Portfolio turnover .................    62.54%     55.83%     69.05%      44.23%      32.53%
                                      =======    =======    =======     =======     =======
Average commission rate paid# ......       --         --         --          --          --
                                      =======    =======    =======     =======     =======

----------
+ Based on average shares outstanding during the period.
* Total investment returns exclude insurance-related fees and expenses.
# For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. Effective May 6, 1997, the "Average Commission Rate Paid" includes commissions paid by the Fund in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.

                        INVESTMENT OBJECTIVE AND POLICIES

      The Quality Equity Fund seeks to achieve the highest total investment return, or the aggregate of income and capital value changes, consistent with prudent risk. To do this, management will shift the emphasis among investment alternatives for capital growth, capital stability and income as market trends change. This "fully managed" investment policy distinguishes the Quality Equity Fund from investment companies which seek either capital growth or income. The Quality Equity Fund's investment philosophy is based on management's belief that the structure of the United States economy and its securities markets will undergo continuous change. The flexibility of the Fund is designed to reduce overall exposure to risk by achieving below-average volatility in a falling market and above-average volatility in a rising market. There can be no assurance that the Quality Equity Fund will achieve its investment objective. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix of this Prospectus.

      The Quality Equity Fund's fully managed investment approach will make use of equity, debt and convertible securities. The majority of the Fund's equity portfolio will be in the common stocks of large- capitalization, "quality" companies. For this purpose, "large capitalization" companies are considered to be those companies with market capitalizations in excess of $500 million. Management of the Company believes that a quality company is one which conforms closely to the following criteria: good financial resources, strong balance sheet, satisfactory rate of return on capital, good industry position and superior management skills. The earnings of quality companies generally tend to grow consistently. Whenever market or financial conditions warrant, the Quality Equity Fund may, in order to reduce risk and achieve the highest total investment return, invest in non-convertible, long-term debt securities, including "deep discount" corporate debt securities of investment grade or issues of fixed-income convertible securities which give the owner the option of a later exchange for common stock. Management expects that over longer periods the larger portion of the Quality Equity Fund's portfolio will consist of equity securities. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. During defensive periods, the Fund may invest in U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Merrill Lynch Asset Management L.P. (the "Investment Adviser") to be consistent with a defensive posture, or cash.

Other Investments and Risks

      In addition, the Quality Equity Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers, may from time to time be invested in non-dollar- denominated securities of foreign issuers, and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Quality Equity Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments.

      The Quality Equity Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                     Merrill Lynch Special Value Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Special Value Focus Fund, formerly the Merrill Lynch Equity Growth Fund (the "Special Value Focus Fund"), is a diversified fund whose objective is long-term capital growth by investing primarily in common shares of small companies and of emerging growth companies regardless of size. The Special Value Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Special Value Focus Fund pursuant to this Prospectus. This Prospectus consists of this five page document and the attached Appendix. For more information on the Special Value Focus Fund's investment objectives and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objective and Policies......................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                               Special Value Focus Fund# (Class A)
                                      -----------------------------------------------------
                                                 For the Year Ended December 31,
                                      -----------------------------------------------------
                                        1997      1996+       1995+       1994+       1993+
                                      --------  --------    --------    --------    -------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:

Net asset value, beginning of year .            $  27.98    $  19.26    $  20.96    $ 17.80
                                      --------  --------    --------    --------    -------

Investment income (loss) -- net ....                 .13         .17         .05       (.01)

Realized and unrealized gain (loss)
on investments -- net ..............                1.84        8.64       (1.56)      3.17
                                      --------  --------    --------    --------    -------

Total from investment operations ...                1.97        8.81       (1.51)      3.16
                                      --------  --------    --------    --------    -------

Less dividends and distributions:

  Investment income -- net .........                (.14)       (.09)         --       --++

  Realized gain on investments -- net              (3.59)         --        (.19)        --
                                      --------  --------    --------    --------    -------

Total dividends and distributions ..               (3.73)       (.09)       (.19)        --
                                      --------  --------    --------    --------    -------

Net asset value, end of year .......            $  26.22    $  27.98    $  19.26    $ 20.96
                                      ========  ========    ========    ========    =======

Total Investment Return:*

Based on net asset value per share .                8.11%      45.90%      (7.27)%    17.78%
                                      ========  ========    ========    ========    =======

Ratios to Average Net Assets:

Expenses ...........................                 .81%        .81%        .83%       .96%
                                      ========  ========    ========    ========    =======

Investment income (loss) -- net ....                 .50%        .72%        .27%      (.05)%
                                      ========  ========    ========    ========    =======

Supplemental Data:

Net assets, end of year (in thousands)          $453,029    $339,921    $170,044    $98,976
                                      ========  ========    ========    ========    =======

Portfolio turnover .................               80.84%      96.79%      88.48%    131.75%
                                      ========  ========    ========    ========    =======

Average Commission rate paid## .....            $  .0598          --          --         --
                                      ========  ========    ========    ========    =======


                                               Special Value Focus Fund# (Class A)
                                      ----------------------------------------------------
                                                 For the Year Ended December 31,
                                      ----------------------------------------------------
                                        1992+      1991       1990        1989        1988
                                      -------    -------    -------     -------     ------
Increase (Decrease) in Net Asset Value
Per Share Operating Performance:

Net asset value, beginning of year .  $ 17.96    $ 11.98    $ 13.70     $ 11.75     $11.47
                                      -------    -------    -------     -------     ------

Investment income (loss) -- net ....      .01        .09        .05        (.07)      (.10)

Realized and unrealized gain (loss)
on investments -- net ..............     (.10)      5.91      (1.77)       2.02        .60
                                      -------    -------    -------     -------     ------

Total from investment operations ...     (.09)      6.00      (1.72)       1.95        .50
                                      -------    -------    -------     -------     ------

Less dividends and distributions:

  Investment income -- net .........     (.07)      (.02)        --          --         --

  Realized gain on investments -- net      --         --         --          --       (.22)
                                      -------    -------    -------     -------     ------

Total dividends and distributions ..     (.07)      (.02)        --          --       (.22)
                                      -------    -------    -------     -------     ------

Net asset value, end of year .......  $ 17.80    $ 17.96    $ 11.98     $ 13.70     $11.75
                                      =======    =======    =======     =======     ======

Total Investment Return:*

Based on net asset value per share .     (.53)%    50.10%    (12.55%)     16.60%      4.25%
                                      =======    =======    =======     =======     ======

Ratios to Average Net Assets:

Expenses ...........................     1.18%      1.28%      1.47%       1.53%      1.25%
                                      =======    =======    =======     =======     ======

Investment income (loss) -- net ....      .04%       .51%       .14%       (.68)%     (.56)%
                                      =======    =======    =======     =======     ======

Supplemental Data:

Net assets, end of year (in thousands)$23,167    $11,318    $ 6,851     $ 6,811     $5,521
                                      =======    =======    =======     =======     ======

Portfolio turnover .................    98.64%     79.10%    135.24%     100.49%     68.73%
                                      =======    =======    =======     =======     ======

Average Commission rate paid## .....       --         --         --          --         --
                                      =======    =======    =======     =======     ======

----------
*  Total investment returns exclude insurance-related fees and expenses.
+  Based on average shares outstanding.
++ Amount is less than $.01 per share.
# The name of the Equity Growth Fund was changed to the Special Value Focus Fund effective August 15, 1997.
## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Special Value Focus Fund is to seek long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Company believes have special investment value, and of emerging growth companies regardless of size. There can be no assurance that the Special Value Focus Fund will achieve its investment objective. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. The Special Value Focus Fund is intended to provide an opportunity for owners ("Contract Owners") of variable annuity contracts and/or variable life insurance contracts ("Contracts") who are not ordinarily in a position to perform the specialized type of research or analysis of small and emerging growth companies.

      Management seeks to identify those small emerging growth companies that can show significant and sustained increases in earnings over an extended period of time and are in sound financial condition. Management believes that, while these companies present above-average risks, properly selected companies of this type also have the potential to increase their earnings at a rate substantially in excess of the general growth of the economy. The Special Value Focus Fund attempts to achieve its objective by focusing on the long-range view of a company's prospects through a fundamental analysis of its management, financial structure, product development, marketing ability and other relevant factors. Full development of these companies frequently takes time and, for this reason, the Special Value Focus Fund should not be considered as a vehicle for seeking short-term profits. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program.

      Small companies. Management seeks small companies that offer special investment value in terms of their product or service, research capability, or other unique attributes, and are relatively undervalued in the marketplace when compared with similar, but larger, enterprises. These companies typically have total market capitalizations in the $50-$300 million range and generally are little known to most individual investors, although some may be dominant in their respective industries. Underlying this strategy is management's belief that relatively small companies will continue to have the opportunity to develop into significant business enterprises. Some such companies may be in a relatively early stage of development; others may manufacture a new product or perform a new service. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

      Emerging growth companies. In selecting investments for the Special Value Focus Fund, management also seeks emerging growth companies that either occupy a dominant position in an emerging industry or subindustry or have a significant and growing market share in a large, fragmented industry. Management believes that capable and flexible management is one of the most important criteria of emerging growth companies and that such companies should employ sound financial and accounting policies and also demonstrate effective research, successful product development and marketing, efficient service and pricing flexibility. Emphasis is given to companies with rapid historical growth rates, above-average returns on equity and strong current balance sheets, all of which should enable the company to finance its continued growth. Management of the Company also analyzes and weighs relevant factors beyond the company itself, such as the level of competition in the industry, the extent of governmental regulation, the nature of labor conditions and other related matters.

      The Special Value Focus Fund emphasizes investments in companies that do most of their business in the United States and therefore are free of the currency exchange problems, foreign tax considerations and potential political and economic upheavals that many multinational corporations face. Moreover, the size and kinds of markets that they serve make these companies less susceptible than larger companies to intervention from the federal government by means of price controls, regulations or litigation.

      While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide ingredients not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the ingredients necessary to prosper.

      It should be apparent that an investment in a fund such as the Special Value Focus Fund involves greater risk than is customarily associated with more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Because of these factors, management of the Company believes that shares in the Special Value Focus Fund are suitable for Contract Owners who are in a financial position to assume above-average investment risk in search of above-average long-term reward. As indicated, the Special Value Focus Fund is designed for Contract Owners whose investment objective is growth rather than income. It is definitely not intended for exclusive funding of Contracts but is designed for Contract Owners who are prepared to experience above-average fluctuations in net asset value.

      The securities in which the Special Value Focus Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management's judgment such disposition is not desirable or to make many small sales over a lengthy period of time.

      The investment emphasis of the Special Value Focus Fund is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks and rights to subscribe for common stock, and the Fund will maintain at least 80% of its net assets invested in equity securities of small or emerging growth companies except during defensive periods. The Special Value Focus Fund reserves the right as a defensive measure and to provide for redemptions to hold other types of securities, including non-convertible preferred stocks and debt securities, U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

      In addition, the Special Value Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
April ___, 1998

                   Merrill Lynch Natural Resources Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Natural Resources Focus Fund (the "Natural Resources Focus Fund") is a non-diversified fund whose objectives are achieving long-term growth of capital and protection of the purchasing power of shareholder's capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. The Natural Resources Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Natural Resources Focus Fund pursuant to this Prospectus. This Prospectus consists of this five page document and the attached Appendix. For more information on the Natural Resources Focus Fund's investment objectives and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objectives and Policies.....................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                            Natural Resources Focus Fund (Class A)
                                      -------------------------------------------------



                                               For the Year Ended December 31,
                                      -------------------------------------------------
                                        1997     1996       1995       1994       1993
                                      -------  -------    -------    -------    -------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period           $ 11.95    $ 10.82    $ 10.82    $  9.84
                                      -------  -------    -------    -------    -------
Investment income -- net ...........               .18        .20        .17        .11
Realized and unrealized gain (loss)
  on investments -- net and foreign
  currency transactions -- net .....              1.40       1.15       (.02)       .92
                                      -------  -------    -------    -------    -------
Total from investment operations ...              1.58       1.35        .15       1.03
                                      -------  -------    -------    -------    -------
Less dividends and distributions:
  Investment income -- net .........              (.20)      (.19)      (.15)      (.05)
  Realized gain on
    investments -- net .............              (.21)      (.03)        --         --
                                      -------  -------    -------    -------    -------
Total dividends and distributions ..              (.41)      (.22)      (.15)      (.05)
                                      -------  -------    -------    -------    -------
Net asset value, end of period .....           $ 13.12    $ 11.95    $ 10.82    $ 10.82
                                      =======  =======    =======    =======    =======

Total Investment Return:**
Based on net asset value per share .             13.52%     12.65%      1.44%     10.47%
                                      =======  =======    =======    =======    =======

Ratios to Average Net Assets:
Expenses, net of reimbursement .....               .78%       .78%       .87%      1.13%
                                      =======  =======    =======    =======    =======
Expenses ...........................               .78%       .78%       .87%      1.13%
                                      =======  =======    =======    =======    =======
Investment income -- net ...........              1.43%      1.75%      1.91%      1.34%
                                      =======  =======    =======    =======    =======

Supplemental Data:
Net assets, end of period
  (in thousands) ...................           $45,197    $43,102    $39,715    $14,778
                                      =======  =======    =======    =======    =======
Portfolio turnover .................             31.11%     30.15%     10.94%     58.44%
                                      =======  =======    =======    =======    =======
Average commission rate paid## .....           $ .0225         --         --         --
                                      =======  =======    =======    =======    =======


                                             Natural Resources Focus Fund (Class A)
                                      ----------------------------------------------------
                                                                              For the
                                                                              Period
                                                                              June 1,
                                          For the Year Ended December 31,     1988+ to
                                      -------------------------------------  December 31,
                                       1992      1991      1990       1989       1988
                                      ------    ------    ------     ------  ------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period  $10.06    $10.17    $11.09     $ 9.58     $10.00
                                      ------    ------    ------     ------     ------
Investment income -- net ...........     .18       .25       .22        .24        .12
Realized and unrealized gain (loss)
  on investments -- net and foreign
  currency transactions -- net .....    (.05)     (.11)     (.90)      1.49       (.54)
                                      ------    ------    ------     ------     ------
Total from investment operations ...     .13       .14      (.68)      1.73       (.42)
                                      ------    ------    ------     ------     ------
Less dividends and distributions:
  Investment income -- net .........    (.29)     (.25)     (.24)      (.22)        --
  Realized gain on
    investments -- net .............    (.06)       --        --         --         --
                                      ------    ------    ------     ------     ------
Total dividends and distributions ..    (.35)     (.25)     (.24)      (.22)        --
                                      ------    ------    ------     ------     ------
Net asset value, end of period .....  $ 9.84    $10.06    $10.17     $11.09     $ 9.58
                                      ======    ======    ======     ======     ======

Total Investment Return:**
Based on net asset value per share .    1.36%     1.36%    (6.21)%    18.23%     (4.20)%#
                                      ======    ======    ======     ======     ======

Ratios to Average Net Assets:
Expenses, net of reimbursement .....    1.25%     1.25%     1.25%      1.25%      1.24%*
                                      ======    ======    ======     ======     ======
Expenses ...........................    1.27%     1.30%     1.38%      1.74%      1.24%*
                                      ======    ======    ======     ======     ======
Investment income -- net ...........    2.00%     2.31%     2.26%      2.26%      2.59%*
                                      ======    ======    ======     ======     ======

Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $4,144    $3,084    $3,247     $2,704     $2,371
                                      ======    ======    ======     ======     ======
Portfolio turnover .................   22.88%    31.38%    27.61%     93.97%     16.31%
                                      ======    ======    ======     ======     ======
Average commission rate paid## .....      --        --        --         --         --
                                      ======    ======    ======     ======     ======

----------
*  Annualized
** Total investment returns exclude insurance-related fees and expenses.
+  Commencement of Operations.
#  Aggregate total investment return.
## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Natural Resources Focus Fund are to achieve long-term growth of capital and to protect the purchasing power of shareholders' capital by investing primarily in a portfolio of equity securities (e.g., common stocks and securities convertible into common stocks) of domestic and foreign companies with substantial natural resource assets. This investment objective is a fundamental policy and may not be changed without a vote of the majority of outstanding shares of the Natural Resources Focus Fund. The Natural Resources Focus Fund also may invest in debt, preferred or convertible securities, the value of which is related to the market value of some natural resource asset ("asset-based securities"). Management of the Company will seek to identify companies or asset-based securities it believes are attractively priced relative to the intrinsic value of the underlying natural resource assets or are especially well positioned to benefit during particular portions of inflationary cycles. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. There can be no assurance that the Natural Resources Focus Fund will achieve its investment objectives.

      IN SEEKING TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL, THE NATURAL RESOURCES FOCUS FUND HAS RESERVED THE RIGHT, WHEN MANAGEMENT OF THE COMPANY ANTICIPATES SIGNIFICANT ECONOMIC, POLITICAL OR FINANCIAL INSTABILITY, SUCH AS HIGH INFLATIONARY PRESSURES OR UPHEAVAL IN THE FOREIGN CURRENCY EXCHANGE MARKETS, TO INVEST A MAJORITY OF ITS ASSETS IN COMPANIES THAT EXPLORE FOR, EXTRACT, PROCESS OR DEAL IN GOLD OR IN ASSET-BASED SECURITIES INDEXED TO THE VALUE OF GOLD BULLION. Such a switch in investment strategies could require the Fund to liquidate portfolio securities and incur transaction costs. The Company has been advised by counsel that it is uncertain under the current federal tax law whether the Fund may concentrate its investments in gold and gold-related securities without adversely affecting the federal tax status of the Contracts. Accordingly, management of the Company has determined that the Natural Resources Focus Fund will not concentrate its investments in such securities until counsel has advised the Company that such uncertainty has been resolved favorably.

      Management attempts to achieve the investment objectives of the Natural Resources Focus Fund by seeking to identify securities of companies which, in its opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural resource assets are materials derived from natural sources which have economic value. Management will consider a company to have substantial natural resource assets when, in its opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets are expected to affect the market price of the equity securities of such company. Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, steel, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), timber land, undeveloped real property and agricultural commodities. The Fund presently does not intend to invest directly in natural resource assets or contracts related thereto.

      Management of the Company believes that, based upon past performance, the securities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during different stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during particular portions of such inflationary cycles. The Fund's fully managed investment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments.

      The Natural Resources Focus Fund at all times, except during defensive periods, will maintain at least 65% of its total assets invested in companies with substantial natural resource assets or in asset-based securities. Current income from dividends and interest will not be a primary consideration in selecting securities. The Fund reserves the right as a temporary defensive measure and to provide for redemptions, to hold short-term U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

      As indicated above, under certain circumstances, the Natural Resources Focus Fund has reserved the right to invest a majority of its assets in gold-related companies or securities. Based on historic experience, during periods of economic or financial instability, the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices during such periods. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect adversely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

      The major producers of gold include the Republic of South Africa, Russia, the United States, Australia, Canada, the People's Republic of China and the Philippines. Sales of gold by Russia and the People's Republic of China are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within Russia, the People's Republic of China and the Republic of South Africa may affect significantly gold production in those countries.

Other Investments and Risks

      In addition, the Natural Resources Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also engage in transactions for purpose of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. The Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio, on securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase, may engage in transactions in futures, and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities).

      The Natural Resources Focus Fund may also invest in securities of foreign issuers and may concentrate its investments in one or more countries. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce the Fund's net investment income. The Natural Resources Focus Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non- dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus for special considerations concerning investments in foreign securities.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                      Merrill Lynch American Balanced Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch American Balanced Fund (the "American Balanced Fund") is a diversified fund whose objective is a level of current income and a degree of stability or principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities. The American Balanced Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the American Balanced Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the American Balanced Fund's investment objective and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objective and Policies......................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                American Balanced Fund (Class A)
                                      -----------------------------------------------------


                                                For the Year Ended December 31,
                                      ------------------------------------------------------
                                        1997      1996        1995        1994        1993
                                      --------  --------    --------    --------    --------
Increase (Decrease) in Net Asset
  Value:
Per Share Operating Performance:
Net asset value, beginning of period            $  15.17    $  13.08    $  14.08    $  12.85
                                      --------  --------    --------    --------    --------
Investment income -- net ...........                 .53         .59         .48         .32

Realized and unrealized gain (loss)
  on investments ...................                 .89        2.06       (1.06)       1.37
                                      --------  --------    --------    --------    --------
Total from investment operations ...                1.42        2.65        (.58)       1.69
                                      --------  --------    --------    --------    --------
Less dividends and distributions
  Investment income -- net .........                (.56)       (.56)       (.37)       (.34)
  Realized gain on investments
   -- net ..........................                (.02)         --          --        (.12)
  In excess of realized gain on
    investments -- net .............                  --          --        (.05)         --
                                      --------  --------    --------    --------    --------
Total dividends and distributions ..                (.58)       (.56)       (.42)       (.46)
                                      --------  --------    --------    --------    --------
Net asset value, end of period .....            $  16.01    $  15.17    $  13.08    $  14.08
                                      ========  ========    ========    ========    ========
Total Investment Return:**
Based on net asset value per share .                9.73%      20.81%      (4.19%)     13.49%
                                      ========  ========    ========    ========    ========
Ratios to Average Net Assets:
Expenses, net of reimbursement .....                 .60%        .61%        .63%        .70%
                                      ========  ========    ========    ========    ========
Expenses ...........................                 .60%        .61%        .63%        .70%
                                      ========  ========    ========    ========    ========
Investment income -- net ...........                3.39%       4.22%       3.95%       3.20%
                                      ========  ========    ========    ========    ========
Supplemental Data:
Net Assets, end of period (in
  thousands) .......................            $212,047    $212,912    $158,951    $115,420
                                      ========  ========    ========    ========    ========
Portfolio turnover .................              236.50%      38.40%      35.36%      12.55%
                                      ========  ========    ========    ========    ========
Average commission rate paid## .....            $  .0610          --          --          --
                                      ========  ========    ========    ========    ========


                                                 American Balanced Fund (Class A)
                                      -----------------------------------------------------
                                                                             For the Period
                                                                                 June 1,
                                          For the Year Ended December 31,       1988+ to
                                      --------------------------------------   December 31,
                                        1992      1991      1990       1989        1988
                                      -------    ------    ------     ------ --------------
Increase (Decrease) in Net Asset
  Value:
Per Share Operating Performance:
Net asset value, beginning of period  $ 12.82    $11.26    $11.74     $10.41     $10.00
                                      -------    ------    ------     ------     ------
Investment income -- net ...........      .31       .47       .47        .44        .29

Realized and unrealized gain (loss)
  on investments ...................      .37      1.76      (.35)      1.40        .12
                                      -------    ------    ------     ------     ------
Total from investment operations ...      .68      2.23       .12       1.84         --
                                      -------    ------    ------     ------     ------
Less dividends and distributions
  Investment income -- net .........     (.37)     (.49)     (.46)      (.50)        --
  Realized gain on investments
   -- net ..........................     (.28)     (.18)     (.14)      (.01)        --
  In excess of realized gain on
    investments -- net .............       --        --        --         --         --
                                      -------    ------    ------     ------     ------
Total dividends and distributions ..     (.65)     (.67)     (.60)      (.51)        --
                                      -------    ------    ------     ------     ------
Net asset value, end of period .....  $ 12.85    $12.82    $11.26     $11.74     $10.41
                                      =======    ======    ======     ======     ======
Total Investment Return:**
Based on net asset value per share .     5.72%    20.65%     1.22%     18.11%      4.10%#
                                      =======    ======    ======     ======     ======
Ratios to Average Net Assets:
Expenses, net of reimbursement .....      .97%     1.20%     1.25%      1.25%      1.25%*
                                      =======    ======    ======     ======     ======
Expenses ...........................      .97%     1.20%     1.50%      2.29%      1.25%*
                                      =======    ======    ======     ======     ======
Investment income -- net ...........     3.71%     4.16%     4.71%      4.71%      5.13%*
                                      =======    ======    ======     ======     ======
Supplemental Data:
Net Assets, end of period (in
  thousands) .......................  $24,918    $7,937    $5,675     $3,854     $2,276
                                      =======    ======    ======     ======     ======
Portfolio turnover .................    36.34%    50.82%    23.52%     37.60%      2.04%
                                      =======    ======    ======     ======     ======
Average commission rate paid## .....       --        --        --         --         --
                                      =======    ======    ======     ======     ======

----------
*  Annualized.
** Total Investment returns exclude insurance-related fees and expenses.
+  Commencement of Operations.
#  Aggregate total investment return.
## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the American Balanced Fund is to seek a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. This investment objective is a fundamental policy and may not be changed without a vote of the majority of the outstanding shares of the American Balanced Fund. The American Balanced Fund will seek current income by investing a portion of its assets in a portfolio of intermediate to long-term debt, convertible debt, non-convertible and convertible term preferred stock and money market securities. The American Balanced Fund will seek capital appreciation primarily by investing a portion of its assets in equity securities, including perpetual preferred and convertible perpetual preferred stock. At all times the Fund will maintain at least 25% of its net assets in senior fixed income securities. As a non-fundamental policy, the Fund is not permitted to invest in securities of foreign issuers. There can be no assurance that the American Balanced Fund will achieve its investment objective.

      The Fund will normally limit its allocation of assets to equity securities to no more than 65% of its net assets. To the extent its equity position exceeds this limitation, because of changes in the value of portfolio securities or otherwise, the Fund will seek to reduce its equity position to less than 65% of net assets by selling such securities at such times and in such amounts as management of the Company deems appropriate in light of market conditions and other pertinent factors. See "Dividends, Distributions and Taxes -- Tax Treatment of the Company" in the Appendix to this Prospectus.

      The American Balanced Fund will generally emphasize investment in common stocks of larger-capitalization issuers and in investment-grade debt obligations. The Fund may also seek to enhance the return on its common stock portfolio by writing covered call options listed on United States securities exchanges. Under unusual market or economic conditions, the Fund for defensive purposes may invest up to 100% of its assets in short-term U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash.

      In addition, the American Balanced Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
April ___, 1998

                    Merrill Lynch Global Strategy Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Global Strategy Focus Fund (the "Global Strategy Focus Fund") is a non-diversified fund whose objective is high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers. The Global Strategy Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Global Strategy Focus Fund pursuant to this Prospectus. This Prospectus consists of this five page document and the attached Appendix. For more information on the Global Strategy Focus Fund's investment objective and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objective and Policies......................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                      Global Strategy Focus Fund#  (Class A)
                                        --------------------------------------------------------------------
                                                                                                 For the
                                                                                                  Period
                                                         For the Year Ended                     February 28,
                                                            December 31,                          1992+ to
                                        ------------------------------------------------------  December 31,
                                          1997      1996        1995        1994        1993        1992
                                        --------  --------    --------    --------    --------  ------------
Increase (Decrease) In Net Asset
Value:
Per Share Operating Performance:
Net asset value, beginning of period .            $  12.55    $  11.73    $  12.17    $  10.22    $ 10.00
                                        --------  --------    --------    --------    --------    -------
Investment income -- net .............                 .28         .39         .30         .16        .13
Realized and unrealized gain (loss) on
investments and foreign currency
  transactions -- net ................                1.33         .82        (.48)       1.96        .13
                                        --------  --------    --------    --------    --------    -------
Total from investment operations .....                1.61        1.21        (.18)       2.12        .26
                                        --------  --------    --------    --------    --------    -------
Less dividends and distributions:
  Investment income -- net ...........                (.29)       (.39)       (.21)       (.17)      (.04)
  Realized gain on investments -- net                   --        --++        (.04)         --         --
  In excess of realized gain on
     investments -- net ..............                  --          --        (.01)         --         --
                                        --------  --------    --------    --------    --------    -------
Total dividends and distributions ....                (.29)       (.39)       (.26)       (.17)      (.04)
                                        --------  --------    --------    --------    --------    -------
Net asset value, end of period .......            $  13.87    $  12.55    $  11.73    $  12.17    $ 10.22
                                        ========  ========    ========    ========    ========    =======
Total Investment Return:**
Based on net asset value per share ...               13.17%      10.60%      (1.46)%     21.03%      2.62%##
                                        ========  ========    ========    ========    ========    =======
Ratios To Average Net Assets:
Expenses, net of reimbursement .......                 .71%        .72%        .77%        .88%      1.25%*
                                        ========  ========    ========    ========    ========    =======
Expenses .............................                 .71%        .72%        .77%        .88%      1.35%*
                                        ========  ========    ========    ========    ========    =======
Investment income -- net .............                2.68%       3.33%       2.85%       2.41%      2.66%*
                                        ========  ========    ========    ========    ========    =======
Supplemental Data:
Net assets, end of period (in
thousands) ...........................            $870,203    $540,242    $515,407    $269,627    $15,527
                                        ========  ========    ========    ========    ========    =======
Portfolio turnover ...................              173.44%      27.23%      21.03%      17.07%     14.47%
                                        ========  ========    ========    ========    ========    =======
Average commission rate paid*** ......            $  .0143          --          --          --         --
                                        ========  ========    ========    ========    ========    =======

----------
*   Annualized.
**  Total investment returns exclude insurance-related fees and expenses.
*** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
+   Commencement of Operations.
++  Amount is less than $.01 per share.
# On December 6, 1996, the Global Strategy Focus Fund acquired substantially all of the assets and assumed substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.
##  Aggregate total investment return.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Strategy Focus Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar denominated securities and other assets and liabilities resulting from currency fluctuations. There can be no assurance that the Global Strategy Focus Fund will achieve its investment objective. Investing on an international basis involves special considerations. See "Other Investments and Risks" below.

      The Global Strategy Focus Fund seeks to achieve its objective by investing primarily in the securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. There are no prescribed limits on the geographical allocation of the Fund among these regions. Such allocation will be made primarily on the basis of the anticipated total return from investments in the securities of issuers wherever located, considering such factors as the condition and growth potential of the various economies and securities markets and the issuers domiciled therein, anticipated movements in interest rates in the various capital markets and in the value of foreign currencies relative to the U.S. dollar, tax considerations and economic, social, financial, national and political factors which may affect the climate for investing within such securities markets. When, in the judgment of Merrill Lynch Asset Management L.P. (the "Investment Adviser"), economic or market conditions warrant, the Fund reserves the right to concentrate its investments in one or more capital markets, including the United States. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all owners.

      The corporate debt securities, including convertible debt securities, in which the Fund may invest will be rated BBB or better by Standard and Poor's Ratings Group ("Standard & Poor's") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or, in the opinion of the Investment Adviser, of comparable quality. The Fund may also invest in debt obligations issued or guaranteed by sovereign governments, political subdivisions thereof (including states, provinces and municipalities) or their agencies or instrumentalities or issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or development ("supranational entities") such as the International Bank for Reconstruction and Development (the "World Bank") and the European Coal and Steel Community. Investments in securities of supranational entities are subject to the risk that member governments will fail to make required capital contributions and that a supranational entity will thus be unable to meet its obligations.

      When market or financial conditions warrant, the Global Strategy Focus Fund may invest as a temporary defensive measure up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash.

      The Global Strategy Focus Fund may use derivatives in connection with certain trading strategies. See Annex B of the Appendix to this Prospectus.

Other Investments and Risks

      In addition, the Global Strategy Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Global Strategy Focus Fund may also invest in securities of foreign issuers and may concentrate its investments in one or more countries. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. For additional information concerning the risks of investing in foreign securities, see "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

      The Global Strategy Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. The Fund is also authorized to purchase and to write (i.e., sell) call and put options on securities held in its portfolio, securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase and to purchase put options on securities held in its portfolio and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value of rate (i.e. indexed and inverse securities).

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                      Merrill Lynch Basic Value Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Basic Value Focus Fund (the "Basic Value Focus Fund") is a diversified fund whose objectives are capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Basic Value Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Basic Value Focus Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Basic Value Focus Fund's investment objectives and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objectives and Policies.....................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                     Basic Value Focus Fund (Class A)
                                          --------------------------------------------------------
                                                                                       For the
                                                                                        Period
                                                     For the Year Ended                 July 1,
                                                        December 31,                    1993+ to
                                          ------------------------------------------  December 31,
                                            1997      1996        1995        1994        1993
                                          --------  --------    --------    --------  ------------
Increase (Decrease) In Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period ...            $  13.10    $  11.10    $  10.95    $ 10.00
                                          --------  --------    --------    --------    -------
Investment income -- net ...............                 .17         .18         .17        .04
Realized and unrealized gain on
  investments -- net ...................                2.37        2.49         .08        .91
                                          --------  --------    --------    --------    -------
Total from investment operations .......                2.54        2.67         .25        .95
                                          --------  --------    --------    --------    -------
Less dividends and distributions:
   Investment income -- net ............                (.18)       (.19)       (.10)        --
   Realized gain on investments -- net .                (.72)       (.48)         --         --
                                          --------  --------    --------    --------    -------
Total dividends and distributions ......                (.90)       (.67)       (.10)        --
                                          --------  --------    --------    --------    -------
Net asset value, end of period .........            $  14.74    $  13.10    $  11.10    $ 10.95
                                          ========  ========    ========    ========    =======
Total Investment Return:**
Based on net asset value per share .....               20.69%      25.49%       2.36%      9.50%#
                                          ========  ========    ========    ========    =======
Ratios To Average Net Assets:
Expenses ...............................                 .66%        .66%        .72%       .86%*
                                          ========  ========    ========    ========    =======
Investment income -- net ...............                1.37%       1.68%       2.08%      1.69%*
                                          ========  ========    ========    ========    =======
Supplemental Data:
Net assets, end of period (in thousands)            $524,930    $306,463    $164,307    $47,207
                                          ========  ========    ========    ========    =======
Portfolio turnover .....................               68.41%      74.10%      60.55%     30.86%
                                          ========  ========    ========    ========    =======
Average commission rate paid## .........            $  .0549          --          --         --
                                          ========  ========    ========    ========    =======

----------
*  Annualized.
** Total investment returns exclude insurance-related fees and expenses.
+  Commencement of Operations.
#  Aggregate total investment return.
## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Basic Value Focus Fund are to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. There can be no assurance that the Basic Value Focus Fund will achieve its investment objectives. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The investment policy of the Basic Value Focus Fund is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, management believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, management believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, management believes that market prices of securities with relatively high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings ratios are more favorably positioned to benefit from favorable, but generally unanticipated, events. This investment policy departs from traditional philosophy. Management of the Fund believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

      The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Basic Value Focus Fund's portfolio generally will have significant representation in this secondary segment of the market. The basic orientation of the Fund's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts.

      Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Basic Value Focus Fund also may invest in preferred stocks and non-convertible debt securities rated investment grade and utilize covered call options with respect to portfolio securities as described in Annex B to the Appendix of this Prospectus. The Fund reserves the right as a defensive measure to hold other types of securities, including U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. The Fund may invest up to 10% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

      In addition, the Basic Value Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund is also authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
April ___, 1998

                      Merrill Lynch Global Bond Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Global Bond Focus Fund, formerly, the Merrill Lynch World Income Focus Fund, (the "Global Bond Focus Fund") is a non-diversified fund whose objective is high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Global Bond Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock for the Global Bond Focus are issued for each Fund. The Company is offering shares of its Class A Common Stock pursuant to this Prospectus. This Prospectus consists of this six page document and the attached Appendix. For more information on the Global Bond Focus Fund's investment objective and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objective and Policies......................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                             Global Bond Focus Fund#  (Class A)'
                                                    ------------------------------------------------------
                                                                                                For the
                                                                                                 Period
                                                              For the Year Ended                 July 1,
                                                                 December 31,                   1993+ to
                                                    ---------------------------------------   December 31,
                                                     1997    1996++      1995++      1994         1993
                                                    ------- -------     -------     -------   ------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period..............          $  9.79     $  9.17     $ 10.38     $ 10.00
                                                    ------- -------     -------     -------     -------
Investment income -- net...........................              .78        .85         .76         .25
Realized and unrealized gain (loss) on investments
  and foreign currency transactions -- net.........            (.03)        .61       (1.19)        .33
                                                    ------- -------     -------     -------     -------
Total from investment operations..................              .75        1.46        (.43)        .58
                                                    ------- -------     -------     -------     -------
Less dividends and distributions:
   Investment income -- net........................            (.78)       (.84)       (.76)       (.20)
   In excess of investment income-net.............               --          --          --         --
   In excess of realized gain on investments -- net              --          --        (.02)        --
                                                    ------- -------     -------     -------     -------
Total dividends and distributions.................             (.78)       (.84)       (.78)       (.20)
                                                    ------- -------     -------     -------     -------
Net asset value, end of period....................          $  9.76     $  9.79     $  9.17     $ 10.38
                                                    ======= =======     =======     =======     =======

Total Investment Return:**
Based on net asset value per share................             8.02%      16.69%      (4.21)%      5.90%##
                                                    ======= =======     =======     =======     =======

Ratios to Average Net Assets:
Expenses..........................................              .69%        .68%        .75%        .94%*
                                                    ======= =======     =======     =======     =======
Investment income -- net...........................            7.95%       8.99%       8.01%       6.20%*
                                                    ======= =======     =======     =======     =======

Supplemental Data:
Net assets, end of period (in thousands)..........          $93,790     $81,845     $75,150     $50,737
                                                    ======= =======     =======     =======     =======
Portfolio turnover................................           267.13%     132.57%     117.58%      54.80%
                                                    ======= =======     =======     =======     =======

----------
*  Annualized.
** Total investment returns exclude insurance-related fees and expenses.
+  Commencement of Operations.
++ Based on average shares outstanding.
# In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds).
## Aggregate total investment return.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Bond Focus Fund is to seek to provide shareholders a high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units. The Fund will, under normal conditions, invest at least 90% of its total assets in such fixed income securities. In pursuing its investment objective, the Global Bond Focus Fund will allocate its investments among different types of fixed income securities denominated in various currencies based upon Merrill Lynch Asset Management L.P.'s (the "Investment Adviser") analysis of the yield, maturity, potential appreciation and currency considerations affecting such securities. There can be no assurance that the Global Bond Focus Fund will achieve its investment objective. Investing on an international basis involves special considerations. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The Global Bond Focus Fund may invest in United States and foreign government and corporate fixed income securities that have a credit rating of A or better by Standard & Poor's Rating Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") or commercial paper rated A-1 by Standard & Poor's or Prime- 1 by Moody's or obligations that the Investment Adviser has determined to be of similar creditworthiness. The Fund may purchase fixed income securities issued by United States or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities") or issued or guaranteed by international organizations designated or supported by multiple governmental entities to promote economic reconstruction or development ("supranational entities").

      International Investing. The Global Bond Focus Fund may invest in fixed income securities denominated in any currency or multinational currency unit. An illustration of a multinational currency unit is the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Community, a Western European economic cooperative association including France, Germany, the Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities (described further below), in particular, issue ECU-denominated obligations. The Fund may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. See "Other Investments and Risks" below.

      It is anticipated that under current conditions the Global Bond Focus Fund will invest primarily in marketable securities denominated in the currencies of the United States, Canada, Western European nations, New Zealand and Australia, as well as in ECUs. Further, it is anticipated that such securities will be issued primarily by entities located in such countries and by supranational entities. Under normal conditions, the Fund's investments will be denominated in at least three currencies or multinational currency units. Under certain adverse conditions, the Fund may restrict the financial markets or currencies in which its assets will be invested. The Fund presently intends to invest its assets solely in the United States financial markets or United States dollar-denominated obligations only for temporary defensive purposes.

      The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a foreign government. The Global Bond Focus Fund will invest in foreign government securities of issuers considered stable by the Investment Adviser. While investments in foreign government debt securities may involve special risks, the Investment Adviser does not believe that the credit riskinherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

      Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

      Allocation of Investments. In seeking to meet its investment objective, high current income will be only one of the factors that the Investment Adviser will consider in selecting portfolio securities for the Global Bond Focus Fund. As a general matter, in evaluating investments for the Fund, the Investment Adviser will consider, among other factors, the relative levels of interest rates prevailing in various countries, the potential appreciation of such investments in their denominated currencies and, for debt instruments not denominated in U.S. dollars, the potential movement in the value of such currencies compared to the U.S. dollar. Additionally, the Fund, in seeking capital appreciation, may invest in relatively low yielding instruments in expectation of favorable currency fluctuations or interest rate movements, thereby potentially reducing the Fund's current yield. In seeking income, the Fund may invest in short term instruments with relatively high yields (as compared to other debt securities) meeting the Fund's investment criteria, notwithstanding that the Fund may not anticipate that such instruments will experience substantial capital appreciation.

      The average maturity of the Global Bond Focus Fund's portfolio securities will vary based upon the Investment Adviser's assessment of economic and market conditions. As with all fixed income securities, changes in market yields will affect the Fund's asset value as the prices of portfolio securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do shorter-term securities. The Global Bond Focus Fund does not expect the average maturity of its portfolio to exceed ten years.

Other Investments and Risks

      In addition, the Global Bond Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Global Bond Focus Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. The value of the Global Bond Focus Fund's holdings denominated in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of those investments insofar as United States investors are concerned will be affected by changes in the value of such currencies relative to the U.S. dollar. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Such currency fluctuations may have a substantial impact on the value of the Fund's holdings. The Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses. The Global Bond Focus Fund may also invest in debt securities issued by foreign governments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix and Annex B of the Appendix to this Prospectus.

      The Global Bond Focus Fund is authorized to write (i.e., sell) and to purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities).

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options and futures.

PROSPECTUS
April ___, 1998

                     Merrill Lynch Global Utility Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Global Utility Focus Fund, (the "Global Utility Focus Fund") is a diversified fund whose objective is capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser (defined below), primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Global Utility Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Global Utility Focus Fund pursuant to this Prospectus. This Prospectus consists of this eight page document and the attached Appendix. For more information on the Global Utility Focus Fund's investment objective and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objective and Policies......................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                     Global Utility Focus Fund  (Class A)
                                          --------------------------------------------------------
                                                                                        For the
                                                                                         Period
                                                     For the Year Ended                  July 1,
                                                        December 31,                    1993+ to
                                          ------------------------------------------  December 31,
                                            1997      1996        1995        1994        1993
                                          --------  --------    --------    --------  ------------
Increase (Decrease) In Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period ...            $  11.30    $   9.45    $  10.66    $  10.00
                                          --------  --------    --------    --------    --------
Investment income -- net ...............                 .46         .45         .35         .04
Realized and unrealized gain (loss)
  on investments and foreign
  currency transactions -- net .........                 .95        1.79       (1.25)        .64
                                          --------  --------    --------    --------    --------
Total from investment operations .......                1.41        2.24        (.90)        .68
                                          --------  --------    --------    --------    --------
Less dividends and distributions:
Investment income -- net ...............                (.52)       (.39)       (.29)       (.02)
In excess of realized gain on
  investments -- net ...................                  --          --        (.02)         --
                                          --------  --------    --------    --------    --------

Total dividends and distributions ......                (.52)       (.39)       (.31)       (.02)
                                          --------  --------    --------    --------    --------
Net asset value, end of period .........            $  12.19    $  11.30    $   9.45    $  10.66
                                          ========  ========    ========    ========    ========
Total Investment Return:**
Based on net asset value per share .....               12.96%      24.33%      (8.51)%      6.85%#
                                          ========  ========    ========    ========    ========
Ratios To Average Net Assets:
Expenses ...............................                 .66%        .66%        .73%        .89%*
                                          ========  ========    ========    ========    ========
Investment income -- net ...............                3.90%       4.44%       3.68%       2.84%*
                                          ========  ========    ========    ========    ========
Supplemental Data:
Net assets, end of period
  (in thousands) .......................            $142,438    $148,225    $126,243    $104,517
                                          ========  ========    ========    ========    ========
Portfolio turnover .....................               11.39%      11.05%       9.52%       1.72%
                                          ========  ========    ========    ========    ========
Average commission rate paid*** ........            $  .0522          --          --          --
                                          ========  ========    ========    ========    ========

----------
*   Annualized.
**  Total investment returns exclude insurance-related fees and expenses.
*** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.
+   Commencement of Operations.
#   Aggregate total investment return.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Utility Focus Fund is to seek both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Merrill Lynch Asset Management, L.P. (the "Investment Adviser"), primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. There can be no assurance that the Global Utility Focus Fund will achieve its investment objective. The Fund may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk, as described in Annex B to the Appendix to this Prospectus. Investing on an international basis involves special considerations. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The Global Utility Focus Fund at all times, except during temporary defensive periods, will maintain at least 65% of its total assets invested in equity and debt securities issued by domestic and foreign companies in the utilities industries. The Fund reserves the right to hold, as a temporary defensive measure or as a reserve for redemptions, short-term U.S. Government securities, money market securities, including repurchase agreements, or cash in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. Except during temporary defensive periods, such securities or cash will not exceed 20% of its total assets. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Investment Adviser expects the Fund's portfolio to be more geographically diversified. Under normal conditions, it is anticipated that the percentage of assets invested in U.S. securities will be higher than that invested in securities of any other single country. It is possible that at times the Fund may have 65% or more of its total assets invested in foreign securities.

      The Global Utility Focus Fund will invest in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities. The relative weightings among common stocks, debt securities and preferred stocks will vary from time to time based upon the Investment Adviser's judgment of the extent to which investments in each category will contribute to meeting the Fund's investment objective. Fixed income securities in which the Fund will invest generally will be limited to those rated investment grade, that is, rated in one of the four highest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., securities rated at least BBB by Standard & Poor's or Baa by Moody's), or deemed to be of equivalent quality in the judgment of the Investment Adviser. Securities rated Baa by Moody's are described by it as having speculative characteristics and, according to Standard & Poor's, fixed income securities rated BBB normally exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. The Fund's commercial paper investments at the time of purchase will be rated "A-1" or "A-2" by Standard & Poor's or "Prime-1" or "Prime-2" by Moody's or, if not rated, will be of comparable quality as determined by the Investment Adviser. The Fund may also invest up to 5% of its total assets at the time of purchase in fixed income securities having a minimum rating no lower than Caa by Moody's or CCC by Standard & Poor's. The Fund may, but need not, dispose of any security if it is subsequently downgraded. For a description of ratings of debt securities, see Annex A to the Appendix to this Prospectus.

      A change in prevailing interest rates is likely to affect the Fund's net asset value because prices of debt and equity securities of utility companies tend to increase when interest rates decline and decrease when interest rates rise.

      Utility Industries -- Description and Risks. Under normal circumstances, the Global Utility Focus Fund will invest at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), debt securities and preferred stocks of domestic and/or foreign companies in the utility industries. To meet its objective of current income, the Fund may invest in domestic utility companies that pay higher than average dividends, but have a lesser potential for capital appreciation. The average dividend yields of common stocks issued by domestic utility companies historically have significantly exceeded those of industrial companies' common stocks, while the prices of domestic utility stocks have tended to be less volatile than stocks of industrial companies. The Investment Adviser believes that the average dividend yields of common stocks issued by foreign utility companies have also historically exceeded those of foreign industrial companies' common stocks. To pursue its objective of capital appreciation, the Fund may invest in foreign utility companies that pay lower than average dividends, but have a greater potential for capital appreciation.

      The utility companies in which the Fund will invest include companies that are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

      Investments in utility industries bear certain risks, including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations which may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities in the portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

      Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future. The nature of regulation of the utility industries is evolving both in the United States and in foreign countries. Changes in regulation in the United States increasingly allow utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Investment Adviser believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may be less profitable. The Investment Adviser seeks to take advantage of favorable investment opportunities that are expected to arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

      Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to that in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the U.S., generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

      The principal sectors of the global utility industries are discussed below.

      Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies, in general, recently have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, certain of these companies generate cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates have declined, many utilities have refinanced high cost debt and in doing so have improved their fixed charges coverage. Regulators, however, have lowered allowed rates of return as interest rates have declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers.

      In the United States, the construction and operation of nuclear power facilities is subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning of such plants.

      In October 1993, Standard & Poor's stiffened its debt-ratings formula for the electric utility industry, stating that the industry is in long-term decline. In addition, Moody's stated that it expected a drop in the next three years in its average credit ratings for the industry. Reasons set forth for these outlooks included slowing demand and increasing cost pressures as a result of competition from rival providers.

      Telecommunications. The telephone industry is large and highly concentrated. Companies that distribute telephone services and provide access to the telephone networks comprise the greatest portion of this segment. Telephone companies in the United States are still experiencing the effects of the breakup of American Telephone & Telegraph Company, which occurred in 1984. Since 1984, companies engaged in telephone communication services have expanded their non-regulated activities into other businesses, including cellular telephone services, data processing, equipment retailing, computer software and hardware services, and financial services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than had been allowed in traditional regulated businesses. Increasing competition, technological innovations and other structural changes, however, could adversely affect the profitability of such utilities. Technological breakthroughs and the merger of telecommunications with video and entertainment is now associated with the expansion of the role of cable companies as providers of utility services in the telecommunications industry and the competitive response of traditional telephone companies. Given mergers and certain marketing tests currently underway, it is likely that both traditional telephone companies and cable companies will soon provide a greatly expanded range of utility services, including two-way video and informational services.

      Gas. Gas transmission companies and gas distribution companies are also undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decades, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition.

      Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world, the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth.

      Investment Outside the Utility Industries. The Global Utility Focus Fund is permitted to invest up to 35% of its assets in securities of issuers that are outside the utility industries. Such investments may include common stocks, debt securities or preferred stocks and will be selected to meet the Fund's investment objective of both capital appreciation and current income. These securities may be issued by either U.S. or non-U.S. companies. Some of these issuers may be in industries related to utility industries and, therefore, may be subject to similar risks. Securities that are issued by foreign companies or are denominated in foreign currencies are subject to certain risks. See "Other Investments and Risks" below.

      The Global Utility Focus Fund is also permitted to invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in securities issued or guaranteed by foreign governments. Foreign government securities are typically denominated in foreign currencies and are subject to the currency fluctuation and other risks of foreign securities investments. The foreign government securities in which the Fund intends to invest generally will consist of obligations supported by national, state or local governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, including international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank.

      Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units. An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain of the twelve member states of the European Economic Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national or local government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities will not be considered government securities for purposes of determining the Fund's compliance with diversification and concentration policies.

Other Investments and Risks

      In addition, the Global Utility Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Global Utility Focus Fund may also invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce the Fund's net investment income. The Global Utility Focus Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in the foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. The Global Utility Focus Fund may also engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

      The Global Utility Focus Fund may from time to time enter into standby commitment agreements, engage in transactions in futures, invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed securities), and, is authorized to write (i.e., sell) call and put options and purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, and to purchase put options on securities held in its portfolio.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                  Merrill Lynch International Equity Focus Fund of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch International Equity Focus Fund, (the "International Equity Focus Fund") is a diversified fund whose objectives are capital appreciation and, secondarily, income, through investment in securities, principally equities, of issuers in countries other than the United States. The International Equity Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the International Equity Focus Fund pursuant to this Prospectus. This Prospectus consists of this six page document and the attached Appendix. For more information on the International Equity Focus Fund's investment objectives and policies, please see page 4 of this documents and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objectives and Policies.....................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                     International Equity Focus Fund  (Class A)
                                          --------------------------------------------------------
                                                                                        For the
                                                                                         Period
                                                     For the Year Ended                  July 1,
                                                        December 31,                    1993+ to
                                          ------------------------------------------  December 31,
                                            1997      1996++      1995        1994        1993
                                          --------  --------    --------    --------  ------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period ...            $  11.06    $  10.90    $  11.03    $ 10.00
                                          --------  --------    --------    --------    -------
Investment income -- net ...............                 .23         .20         .19        .01
Realized and unrealized gain (loss)
  on investments foreign currency
  transactions -- net ..................                 .49         .37        (.13)      1.02
                                          --------  --------    --------    --------    -------
Total from investment operations .......                 .72         .57         .06       1.03
                                          --------  --------    --------    --------    -------
Less dividends and distributions:
  Investment income -- net .............                (.15)       (.01)       (.18)        --
  Realized gain on investments -- net ..                  --        (.17)       (.01)        --
  In excess of realized gain on
    investments -- net .................                  --        (.23)         --         --
                                          --------  --------    --------    --------    -------
Total dividends and distributions ......                (.15)       (.41)       (.19)        --
                                          --------  --------    --------    --------    -------
Net asset value, end of period .........            $  11.63    $  11.06    $  10.90    $ 11.03
                                          ========  ========    ========    ========    =======

Total Investment Return:**
Based on net asset value per share .....                6.62%       5.48%        .55%     10.30%#
                                          ========  ========    ========    ========    =======

Ratios to Average Net Assets:
Expenses ...............................                 .89%        .89%        .97%      1.14%*
                                          ========  ========    ========    ========    =======
Investment income -- net ...............                1.96%       1.95%       1.09%       .30%*
                                          ========  ========    ========    ========    =======

Supplemental Data:
Net assets, end of period
  (in thousands) .......................            $349,080    $265,602    $247,884    $76,906
                                          ========  ========    ========    ========    =======
Portfolio turnover .....................               49.87%     100.02%      58.84%     17.39%
                                          ========  ========    ========    ========    =======
Average commission rate paid*** ........            $  .0004          --          --         --
                                          ========  ========    ========    ========    =======

----------
*   Annualized.
**  Total investment returns exclude insurance-related fees and expenses.
*** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.
+   Commencement of Operations.
++  Based on average shares outstanding.
#   Aggregate total investment return.

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the International Equity Focus Fund are to seek capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the International Equity Focus Fund will achieve its investment objectives. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B of the Appendix to this Prospectus. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. The Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The International Equity Focus Fund will invest in an international portfolio of securities of foreign companies located throughout the world. While there are no prescribed limits on the geographic allocation of the Fund's investments, management of the Fund anticipates that a substantial portion of its assets will be invested in the developed countries of Europe and the Far East. For the reasons stated below, management of the Fund will give special attention to investment opportunities in the developing countries of the world, including, but not limited to Latin America, the Far East and Eastern Europe. It is anticipated that a significant portion of the Fund's assets may be invested in such developing countries.

      The allocation of the International Equity Focus Fund's assets among the various foreign securities markets will be determined by Merrill Lynch Asset Management, L.P. (the "Investment Adviser") based primarily on its assessment of the relative condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Within such allocations, the Investment Adviser will seek to identify equity investments in each market that are expected to provide a total return that equals or exceeds the return of such market as a whole.

      A significant portion of the International Equity Focus Fund's assets may be invested in developing countries. This allocation of the Fund's assets reflects the belief that attractive investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain developing countries with smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand), which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Because of the general illiquidity of the capital markets in certain developing countries, the Fund may invest in a relatively small number of leading or relatively actively traded companies in the capital markets of such a country in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of that country's capital markets as a whole.

      While the International Equity Focus Fund will primarily emphasize investments in common stock, the Fund may also invest in preferred stocks, convertible debt securities and other instruments the return on which is linked to the performance of a common stock or a basket or index of common stocks (collectively, "equity securities"). The Fund may also invest in non-equity securities, including debt securities, cash or cash equivalents denominated in U.S. dollars or foreign currencies and short-term securities, including money market instruments. Under certain adverse investment conditions, for defensive purposes, the Fund may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in short-term obligations of U.S. issuers. Investments made for defensive purposes will be maintained only during periods in which the Investment Adviser determines that economic or financial conditions are adverse for holding or being fully invested in equity securities of foreign issuers.

      The International Equity Focus Fund also may invest up to 35% of its net assets in longer-term, non-convertible debt securities emphasizing debt securities which offer the opportunity for capital appreciation. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the Fund.

      The International Equity Focus Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

      Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Other Investments and Risks

      In addition, the International Equity Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

      The International Equity Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or that the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

      The Fund may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non- dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

            The International Equity Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the International Equity Focus Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

            The International Equity Focus Fund may also invest a significant portion of its assets in securities of foreign issuers in smaller capital markets. Foreign investments involve risks that are often heightened for investments in smaller capital markets. There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. Furthermore, smaller capital markets have substantially less volume than United States markets so securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

            The International Equity Focus Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, engage in transactions in futures and options thereon, and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed and inverse securities).

            A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

               Merrill Lynch Developing Capital Markets Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Developing Capital Markets Focus Fund, (the "Developing Capital Markets Focus Fund") is a non-diversified fund whose objective is long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets.The Developing Capital Markets Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Developing Capital Markets Focus Fund pursuant to this Prospectus. This Prospectus consists of this six page document and the attached Appendix. For more information on the Developing Capital Markets Focus Fund's investment objective and policies, please see page 4 of this document and the Appendix.

      THE DEVELOPING CAPITAL MARKETS FOCUS FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS -- RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objective and Policies......................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                              Developing Capital Markets
                                                 Focus Fund  (Class A)
                                      -----------------------------------------
                                                                    For the
                                           For the Year Ended     Period May 2,
                                              December 31,          1994+ to
                                      --------------------------- December 31,
                                        1997     1996       1995       1994
                                      -------  -------    ------- ------------
Increase (Decrease) In Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period              9.32    $  9.51    $ 10.00
                                      -------  -------    -------    -------
Investment income -- net ...........               .20        .20        .09
Realized and unrealized gain (loss)
  on investments and foreign
  currency transactions -- net .....               .76       (.30)      (.58)
                                      -------  -------    -------    -------
Total from investment operations ...               .96       (.10)      (.49)
                                      -------  -------    -------    -------
Less dividends:
Investment income -- net ...........              (.23)      (.09)        --
                                      -------  -------    -------    -------
Total dividends ....................              (.23)      (.09)        --
                                      -------  -------    -------    -------
Net asset value, end of period .....           $ 10.05    $  9.32    $  9.51
                                      =======  =======    =======    =======
Total Investment Return:**
Based on net asset value per share .             10.59%     (1.08)%   (4.90)%#
                                      =======  =======    =======    =======
Ratios To Average Net Assets:
Expenses, net of reimbursement .....              1.25%      1.25%      1.29%*
                                      =======  =======    =======    =======
Expenses ...........................              1.31%      1.36%      1.35%*
                                      =======  =======    =======    =======
Investment income -- net ...........              2.42%      2.73%      2.18%*
                                      =======  =======    =======    =======
Supplemental Data:
Net assets, end of period
  (in thousands) ...................           $95,599    $55,209    $36,676
                                      =======  =======    =======    =======
Portfolio turnover .................             87.33%     62.53%     29.79%
                                      =======  =======    =======    =======
Average commission rate paid*** ....           $ .0003         --         --
                                      =======  =======    =======    =======

----------
*   Annualized.
**  Total investment returns exclude insurance-related fees and expenses.
*** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars. Such conversions may significantly affect the average rate shown.
+   Commencement of Operations.
#   Aggregate total investment return.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Developing Capital Markets Focus Fund is to seek long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective. The Developing Capital Markets Focus Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. See "Other Investments and Risks" below. The Developing Capital Markets Focus Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      For purposes of its investment objective, the Developing Capital Markets Focus Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. Currently, these four countries are Japan, the United Kingdom, the United States and Germany. At December 31, 1997, those countries' equity market capitalizations totalled approximately [ ]% of the world's equity market capitalization according to data provided by Morgan Stanley Capital International. The Fund will at all times, except during defensive periods, maintain investments in at least three countries having smaller capital markets.

      The Developing Capital Markets Focus Fund seeks to benefit from economic and other developments in smaller capital markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand) which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries (such as France, the Netherlands and Spain), although having relatively mature smaller capital markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

      Many investors, particularly individuals, lack the information, capability or inclination to invest in countries having smaller capital markets. It also may not be permissible for such investors to invest directly in certain such markets. Unlike many intermediary investment vehicles, such as closed-end investment companies that invest in a single country, the Fund intends to diversify investment risk among the capital markets of a number of countries. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country.

      In its investment decision-making, Merrill Lynch Asset Management, L.P. (the "Investment Adviser") will emphasize the allocation of assets among certain countries' capital markets, rather than the selection of particular industries or issuers. Because of the general illiquidity of the capital markets in some countries, the Fund may invest in a relatively small number of leading or actively traded companies in a country's capital markets in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of the country's capital markets as a whole.

      The Developing Capital Markets Focus Fund also may invest in debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. See "Other Investments and Risks" below. Such income can be used, however, to offset the operating expenses of the Fund.

      The Developing Capital Markets Focus Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

      Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

      For purposes of the Developing Capital Markets Focus Fund's investment objective, an issuer ordinarily will be considered to be located in the country where the primary trading market of its securities is located. The Fund, however, may consider a company to be located in countries having smaller capital markets, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such countries. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

      The Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets. Foreign investments involve risks, which are often heightened for investments in smaller capital markets, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. In addition, certain foreign investments may be subject to foreign withholding taxes. See "Other Investments and Risks" below.

      There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets. Furthermore, smaller capital markets have substantially less volume than United States markets so securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

Other Investments and Risks

      In addition, the Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

      The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

      The Developing Capital Markets Focus Fund invests in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

      The Developing Capital Markets Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

      The Developing Capital Markets Focus Fund may from time to time enter into standby commitment agreements and is authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities).

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                       Merrill Lynch Government Bond Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Government Bond Fund, formerly, Merrill Lynch Intermediate Government Bond Fund (the "Government Bond Fund") is a diversified fund whose objective is the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. The Government Bond Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Government Bond Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Government Bond Fund's investment objective and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objective and Policies......................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                           Government Bond Fund#  (Class A)
                                      -----------------------------------------
                                                                    For the
                                           For the Year Ended     Period May 2,
                                              December 31,          1994+ to
                                      --------------------------- December 31,
                                        1997     1996       1995       1994
                                      -------  -------    ------- ------------
Increase (Decrease) in Net Asset
Value:
Per Share Operating Performance:
Net asset value, beginning of period          $ 10.79    $  9.97    $ 10.00
                                      ------  -------    -------    -------
Investment income -- net ...........              .65        .62        .25
Realized and unrealized gain (loss)
  on investments -- net ............             (.36)       .81       (.07)
                                      ------  -------    -------    -------
Total from investment operations ...              .29       1.43        .18
                                      ------  -------    -------    -------
Less dividends and distributions:
  Investment income -- net .........             (.64)      (.61)      (.21)
  Realized gain on
    investments -- net .............             (.04)        --         --
  In excess of realized gain
    on investments -- net ..........               --         --         --
                                      ------  -------    -------    -------
Total dividends and distributions ..             (.68)      (.61)      (.21)
                                      ------  -------    -------    -------

Net asset value, end of period .....          $ 10.40    $ 10.79    $  9.97
                                      ======  =======    =======    =======

Total Investment Return:**
Based on net asset value per share .             2.86%     14.83%      1.79%##
                                      ======  =======    =======    =======

Ratios to Average Net Assets:
Expenses, net of reimbursement .....              .15%       .00%       .00%*
                                      ======  =======    =======    =======
Expenses ...........................              .59%       .66%       .80%*
                                      ======  =======    =======    =======
Investment income -- net ...........             6.39%      6.28%      4.66%*
                                      ======  =======    =======    =======

Supplemental Data:
Net assets, end of period
  (in thousands)                              $89,581    $40,996    $17,811
                                      ======  =======    =======    =======
Portfolio turnover .................            21.23%     45.39%    103.03%
                                      ======  =======    =======    =======

----------
*  Annualized.
** Total investment returns exclude insurance-related fees and expenses.
+  Commencement of Operations.
++ Less than $.01 per share.
# On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years.
## Aggregate total investment return.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Government Bond Fund is to seek the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, all or substantially all of the Fund's assets will be invested in such securities. Depending on market conditions, an average maturity of six to fifteen years is anticipated. When, in the opinion of management, prevailing market or economic conditions warrant, a portion of the Fund may be invested in money market securities or a liquid asset fund to effectively utilize cash reserves. There can be no assurance that the Government Bond Fund will achieve its investment objective.

      Certain of the securities in which the Government Bond Fund invests are supported by the full faith and credit of the U.S. Government, such as U.S. Treasury obligations. Other of the securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government but are issued by U.S. Government agencies, instrumentalities or government-sponsored enterprises. Such securities are generally supported only by the credit of the agency, instrumentality or enterprise issuing the security and are generally considered to have a low principal risk. However, because of the longer-term maturities of the securities in which the Fund will invest, interest rate fluctuations may adversely affect the market value of such securities. As interest rates rise, the value of fixed-income securities will fall, adversely affecting the net asset value of the Fund. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The U.S. Treasury Department has enacted regulations prescribing diversification standards to be met by investment company portfolios to which the investment base for any variable annuity policy has been allocated as a condition to such policies being treated as variable annuity contracts under the Internal Revenue Code of 1986, as amended. The regulations limit the percentage of the total assets of any investment company portfolio which may be invested in securities of any five or fewer issuers, including a requirement that no more than 55% of a portfolio's total assets be invested in the securities of any one issuer. Direct obligations of the U.S. Treasury are not excepted from the diversification requirements. Each government agency or instrumentality issuing, guaranteeing or insuring securities will be treated as a separate issuer for purposes of the diversification standards.

      In addition, the Government Bond Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

PROSPECTUS
April ___, 1998

                          Merrill Lynch Index 500 Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Index 500 Fund (the "Index 500 Fund") is a non-diversified fund whose objective is investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Index 500 Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Index 500 Fund pursuant to this Prospectus. This Prospectus consists of this five page document and the attached Appendix. For more information on the Index 500 Fund's investment objective and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Financial Highlights...................................................     3
  Investment Objective and Policies......................................     4
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      The financial information in the table below, has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the Fund's audited financial statements. Further information about the performance of the Fund is contained in the Fund's most recent annual report to shareholders, which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this Prospectus.

                                                            Index 500
                                                          Fund (Class A)
                                                    --------------------------
                                                                      For the
                                                       For the        Period
                                                        Year         Dec. 13,
                                                        Ended        1996+ to
                                                    December 31,     Dec. 31,
                                                        1997           1996
                                                    ------------  ------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period .............                $      10.00
                                                    ------------  ------------
Investment income -- net .........................                         .02
Realized and unrealized gain on investments -- net                         .15
                                                    ------------  ------------
Total from investment operations .................                         .17
                                                    ------------  ------------
Less dividends and distributions:
  Investment income -- net .......................                          --
  Realized gain on investments -- net ............                          --
                                                    ------------  ------------
Total dividends and distributions ................                          --
                                                    ------------  ------------
Net asset value, end of period ...................                $      10.17
                                                    ============  ============

Total Investment Return:**
Based on net asset value per share ...............                        1.68%#
                                                    ============  ============

Ratios to Average Net Assets:
Expenses, net of reimbursement ...................                         .00%*
                                                    ============  ============
Expenses .........................................                         .60%*
                                                    ============  ============
Investment income -- net .........................                        3.08%*
                                                    ============  ============

Supplemental Data:
Net assets, end of period (in thousands) .........                $     10,752
                                                    ============  ============
Portfolio turnover ...............................                         .04%
                                                    ============  ============
Average commission rate paid .....................                $      .0120
                                                    ============  ============

----------
*  Annualized.
** Total investment returns exclude insurance-related fees and expenses. + Commencement of Operations.
#  Aggregate total investment return.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Index 500 Fund is to seek to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The S&P 500 Index is a market-weighted index composed of 500 common stocks issued by companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the U.S. The composition of the S&P 500 Index is determined by Standard & Poor's Rating Group ("Standard & Poor's"), a division of the McGraw-Hill Companies, Inc. Standard & Poor's criteria for selecting common stocks to include in the S&P 500 Index is based on factors such as market capitalization, trading activity and the adequacy of representation of particular industries, and favors U.S.-traded stocks of large companies that are among the most dominant in their industries. The S&P 500 Index is generally considered broadly representative of the performance of large-capitalization publicly traded common stocks in the U.S. The inclusion of a stock in the S&P 500 Index does not imply that Standard & Poor's believes the stock to be an attractive investment.

      The Index 500 Fund will not attempt to buy or sell securities based on Merrill Lynch Asset Management, L.P.'s (the "Investment Adviser") economic, financial or market analysis, but will instead employ a "passive" approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to be strongly correlated with that of the S&P 500 Index. The Index 500 Fund may invest in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in the S&P 500 Index, or may invest in a statistically selected sample of the 500 stocks which comprise the S&P 500 Index designed, based on market capitalizations, industry weightings and financial attributes, to have aggregate investment characteristics similar to those of the S&P 500 Index as a whole. The Index 500 Fund may also (i) purchase common stocks not included in the S&P 500 Index as a proxy for certain common stocks included in the S&P 500 Index when the Investment Adviser believes it is an efficient means of replicating the performance of that index to do so, and (ii) invest in options and future contracts linked to the performance of the S&P 500 Index or of common stocks represented in the index.

      Under normal circumstances, it is expected that the Index 500 Fund will invest at least 90% (65% if the Index 500 Fund's assets are below $20 million) of its assets in common stocks represented in the S&P 500 Index and related options and futures contracts. The Index 500 Fund may invest a substantial portion of its assets in options and futures contracts in order to gain market exposure efficiently in the event of subscriptions, to maintain liquidity in the event of redemptions and to minimize trading costs. The Index 500 Fund may also invest in short-term fixed income instruments as cash reserves. The Index 500 Fund will not invest in short-term fixed income instruments, options or futures contracts for the purpose of implementing a defensive market strategy by lowering the Fund's exposure to common stocks to protect against a potential stock market decline, but instead will attempt to remain fully invested without regard to the Investment Adviser's market analysis. The Fund may, however, hold short-term fixed income instruments for temporary cash management purposes.

      The foregoing investment techniques are expected to be an effective means of substantially duplicating the aggregate price and yield performance of the S&P 500 Index at such times when the Index 500 Fund is not fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. To the extent the Index 500 Fund utilizes the foregoing investment techniques, the Fund may not track the S&P 500 Index with the same degree of accuracy as the Fund would if it were fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. However, the principal advantage of the foregoing investment techniques is to provide an efficient means to invest in the universe of stocks of the S&P 500 Index. The Fund is expected to provide broad diversification, and will seek to operate at low costs due to its "passive" approach to portfolio management and anticipated low portfolio turnover rate.

      In addition, the Index 500 Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the S&P 500 Index. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus. The Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio and may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus which includes a discussion of certain portfolio strategies relating to indexed securities, options and futures.

PROSPECTUS
April ___, 1998

                     Merrill Lynch Global Growth Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Global Growth Focus Fund, (the "Global Growth Focus Fund") is a diversified fund whose objective is long-term growth of capital. The Global Growth Focus Fund will seek to achieve its investment objective by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Global Growth Focus Fund should be considered a long-term investment and a vehicle for diversification and not as a balanced investment program. The Global Growth Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Global Growth Focus Fund pursuant to this Prospectus. This Prospectus consists of this four page document and the attached Appendix. For more information on the Global Growth Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Investment Objective and Policies......................................     3
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Growth Focus Fund is to seek long-term growth of capital. The Global Growth Focus Fund will seek to achieve its investment objective by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. There can be no assurance that the Global Growth Focus Fund will achieve its investment objective. The Global Growth Focus Fund may employ a variety of techniques, including derivative investments, in connection with certain trading strategies, including to hedge against market and currency risk, to enhance total return or to gain exposure to equity markets. See Annex B of the Appendix to this Prospectus. Investments on an international basis in foreign securities markets involve risks and special considerations not typically associated with investments in securities of United States issuers. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program.

      Issuers may achieve above-average growth rates in earnings from a variety of factors including, but not limited to, above-average growth rates in sales, profit margin improvement, proprietary or niche products or services, leading market shares, and underlying strong industry growth. Management of the Fund believes that companies which possess above-average earnings growth frequently provide the prospect of above-average stock market returns, although such companies tend to have higher relative stock market valuations. Emphasis also will be given to companies having medium to large stock market capitalizations ($2 billion or more). Investment in companies with lower market capitalizations, especially those under $1 billion, may involve special risks including limited product lines, market or financial resources or a limited management group. In addition, many smaller company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements or may be more sensitive to market fluctuations, than stocks of larger companies.

      The Global Growth Focus Fund will emphasize investments in equity securities, primarily common stock, and, to a lesser extent, securities convertible into common stock, preferred stock, rights to subscribe for common stock and other investments the return on which is determined by the performance of a common stock or a basket or index of common stocks. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries. The Fund reserves the right, as a defensive measure and to provide for redemptions, to hold other types of securities, including non-convertible preferred stocks and debt securities rated investment grade by a nationally recognized statistical rating organization, U.S. Government and money market securities, including repurchase agreements, or cash, in such proportions, including up to 100%, as in the opinion of Merrill Lynch Asset Management L.P. (the "Investment Adviser") prevailing market or economic conditions warrant.

Other Investments and Risks

      In addition, the Global Growth Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

      Because a substantial portion of the Fund's assets may be invested in securities of non-U.S. issuers, an investor in the Fund should be aware of certain risk factors and special considerations relating to international investing, which may involve risks that are not typically associated with investments in the securities of U.S. issuers. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Fund invests heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes, These risks often are heightened for investments in smaller, emerging capital markets. For additional information concerning the risks of investing in foreign securities. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

      The Global Growth Focus Fund may also engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund is also authorized to write (i.e., sell) and purchase both call and put options on securities held in its portfolio, securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities).

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                        Merrill Lynch Capital Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Capital Focus Fund (the "Capital Focus Fund") is a diversified fund whose objective is the highest total investment return consistent with prudent risk. The Capital Focus Fund will seek to achieve its investment objective through a fully managed investment policy utilizing equity, debt (including money market) and convertible securities. The Capital Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class A Common Stock for the Capital Focus Fund pursuant to this Prospectus. This Prospectus consists of this five page document and the attached Appendix. For more information on the Capital Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.

      THE CAPITAL FOCUS FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS -- RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Investment Objective and Policies......................................     3
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The Capital Focus Fund's investment objective is to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund shifts the emphasis among equity, debt (including money market) and convertible securities. This flexible, total investment return approach is called a "fully managed" investment policy. It distinguishes the Capital Focus Fund from other investment companies, which often seek either capital growth or current income. This approach permits management of the Fund to vary investment policy based on its evaluation of changes in economic and market trends. Total investment return is the aggregate of income and capital value changes. Consistent with this policy, the Capital Focus Fund's portfolio may, at any given time, be invested substantially in equity securities, corporate bonds or money market securities. It is the expectation of management that, over longer periods, a major portion of the Fund's portfolio will consist of equity securities of larger market capitalization, quality companies. There can be no assurance that the Fund will achieve its investment objective. The Capital Focus Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus

      The Capital Focus Fund's investment philosophy is based on the belief that, as in the past, the structure of the United States' economy and the economies and securities markets of other countries will undergo continuous change. Thus, the fully managed approach puts maximum emphasis on investment flexibility. The two principal features of the Fund's management approach are flexibility and concentration in "quality" companies.

      Flexibility. The Capital Focus Fund's fully managed investment approach makes use of equity, debt (including money market) and convertible securities. Freedom to move among these different types of securities as prevailing trends change is the keystone of the Fund's investment policy.

      Concentration in "Quality" Companies. The earnings of quality companies generally tend to grow consistently. Their internal strengths -- good financial resources, a strong balance sheet, satisfactory rate of return on capital, a good industry position and superior management skills -- give the Fund confidence that these companies consistently will perform at high levels. The Fund considers quality companies to be those that conform most closely to these characteristics. Most of the Fund's equity portfolio is in the common stocks of these quality companies.

      Sometimes, to reduce risk and to achieve the highest total investment return, the Capital Focus Fund may invest in other securities:

      o Non-convertible, long-term debt securities, including "deep discount" corporate debt securities, mortgage-backed securities issued or guaranteed by governmental entities or private issuers, and debt securities issued or guaranteed by governments, their agencies and instrumentalities. Such debt securities generally will be "investment grade." However, the Fund has established no rating criteria for the debt securities in which it may invest, and the Fund may invest in securities that are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Services ("S&P") or which, in the judgment of Merrill Lynch Asset Management, L.P. (the "Investment Adviser") possess similar credit characteristics. Such securities, sometimes referred to as "high yield/high risk securities" or "junk bonds", are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. See "Other Investment and Risks" below and "Risks of High Yield Securities" in the Appendix to this Prospectus. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. The Fund does not intend to invest in excess of 35% of its total assets in securities that are rated below Baa by Moody's or below BBB by S&P or that the Investment Adviser believes have characteristics similar to those securities.

      o Convertible securities, i.e., fixed income issues that give the owner the option of a later exchange for common stock. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. The value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price for the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security will be governed principally by its investment value.

      o Cash or money-market securities to produce interest income during periods of defensive investment.

      The Investment Adviser expects that over longer periods a larger portion of the Fund's portfolio will consist of equity securities. However, the flexible fully managed investment approach enables the Fund to switch its emphasis to debt and convertible securities if, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. The Investment Adviser will determine the emphasis among equity and debt securities, including convertible securities, based on its evaluation as to the types of securities presently providing the opportunity for the highest total investment return consistent with prudent risk.

Other Investments and Risks

      In addition, the Capital Focus Fund may purchase securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

      The Capital Focus Fund may invest up to 25% of its total assets in securities of foreign issuers. Investments in securities of foreign issuers involve certain risks, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. To the extent such investments are subject to withholding or other taxes or to regulations relating to repatriation of assets, the Fund's distributable income will be reduced. The prices of securities in different countries may be subject to different economic, financial, political and social factors.

      The Capital Focus Fund may from time to time be invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies-Foreign Securities" in the Appendix to this Prospectus.

      The Capital Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or that the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

      Among the risks to which an investment in the Capital Focus Fund is subject are interest rate risk and credit risk. Interest rate risk is the risk that the portion of the Fund's net asset value attributable to the Fund's fixed-income securities may fall when interest rates rise and rise when interest rates fall. In general, fixed-income securities with longer maturities will be subject to greater volatility resulting from interest rate fluctuations than will fixed-income securities with shorter maturities. Credit risk is the risk that an issuer of fixed-income securities that the Fund owns will not make timely payments of interest or repayments of principal from the issuer. Credit risk is generally greater in lower-rated securities.

      The Capital Focus Fund may invest in the securities of smaller or emerging growth companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

      The Capital Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

      The Capital Focus Fund may from time to time write (i.e., sell) covered call options on its portfolio securities.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix of this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options and foreign exchange transactions.

                    MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

                                    APPENDIX

            This Appendix constitutes part of the Prospectus for the Class A Shares of Merrill Lynch Domestic Money Market Fund, Merrill Lynch Reserve Assets Fund, Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Natural Resources Focus Fund, Merrill Lynch American Balanced Fund, Merrill Lynch Global Strategy Focus Fund, Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch International Equity Focus Fund, Merrill Lynch Developing Capital Markets Focus Fund, Merrill Lynch Government Bond Fund, Merrill Lynch Global Growth Focus Fund, Merrill Lynch Capital Focus Fund and Merrill Lynch Index 500 Fund (hereinafter referred to as the "Funds" or individually as a "Fund").

                                TABLE OF CONTENTS


THE INSURANCE COMPANIES......................................................A-1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS..............................A-1

DIRECTORS....................................................................A-8

INVESTMENT ADVISER...........................................................A-8

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................A-11

PURCHASE OF SHARES..........................................................A-12

REDEMPTION OF SHARES........................................................A-12

DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................A-12

PERFORMANCE DATA............................................................A-13

ADDITIONAL INFORMATION......................................................A-14


ANNEX A --  DESCRIPTION OF TEMPORARY INVESTMENTS
            AND CORPORATE BOND RATINGS.................................Annex A-1

ANNEX B --  DESCRIPTION OF DERIVATIVE INSTRUMENTS......................Annex B-1

                                    APPENDIX

                             THE INSURANCE COMPANIES

      Shares of the Funds currently are sold to separate accounts ("Separate Accounts") of Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York"), as well as other insurance companies not affiliated with MLLIC or ML of New York (together with MLLIC and ML of New York, "Insurance Companies") to fund certain variable life insurance contracts and/or variable annuities (together, "Contracts") issued by such companies. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. The Contract is described in the prospectus for each Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies. MLLIC and ML of New York are wholly owned subsidiaries of ML&Co., as is the Investment Adviser.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Investment Objectives

      Each Fund of the Company has a different investment objective, which it pursues through separate investment policies as described in the Fund's Prospectus (of which this Appendix is a part). The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Each Fund is classified as "diversified," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act" or the "Act") except for the Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, and the Natural Resources Focus Fund, each of which is classified as "non-diversified." The investment objectives and classification of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected.

      Fixed Income Security Ratings. No Fund other than the Developing Capital Markets Focus Fund, the High Current Income Fund, the Capital Focus Fund and the International Equity Focus Fund invests in fixed-income securities rated below investment grade (i.e., securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Group ("Standard & Poor's") at the time of investment). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics, which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Annex A of this Appendix for a fuller description of corporate bond ratings.

Non-Diversified Funds

      The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Index 500, and Natural Resources Focus Funds are classified as non-diversified investment companies under the Investment Company Act. However, each Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code" or the "Internal Revenue Code"). To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.

Investment Restrictions

      The Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Company's outstanding voting securities (including a majority of the shares of each Fund). Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

Other Portfolio Strategies

      Restricted Securities. Each of the Funds is subject to limitations on the amount of illiquid securities it may purchase; however, each Fund may purchase without regard to that limitation certain securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), including
(a) commercial paper exempt from registration under Section 4(2) of the Securities Act, and (b) securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities sold under Rule 144A that are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

      Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

      Foreign Securities. The Basic Value Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus, High Current Income, International Equity Focus, Natural Resources Focus, Prime Bond, Quality Equity, Global Growth Focus, Capital Focus and Reserve Assets Funds may invest in securities of foreign issuers. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of economic, political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. Foreign legal systems may differ from the U.S. legal system, and if it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund that may invest in foreign securities, other than the Natural Resources Focus and Global Strategy Focus Funds, will concentrate its investments in any particular country. The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Global Growth Focus Fund and Natural Resources Focus Funds may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may directly affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund of the Company other than the Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Natural Resources Focus, Global Growth Focus, Capital Focus Fund and Quality Equity Funds will purchase only securities issued in dollar denominations.

      The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for a Fund's portfolio as a whole. This negative correlation also may offset unrealized gains a Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

      Each of the International Equity Focus Fund and Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets, while each of the other Funds which is permitted to invest in foreign securities may from time to time invest in securities of such foreign issuers. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, that are often heightened for investments in smaller capital markets.

      There may be less publicly available information about an issuer in a foreign market, particularly one in a smaller capital market, than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

      Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

      As a result, management of a Fund that invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country.

A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

      Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

      As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

      The Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund, Capital Focus Fund and the Global Growth Focus Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Funds may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository's transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

      The Developing Capital Markets Focus and International Equity Focus Funds intend to invest in securities of foreign issuers in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

      A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Developing Capital Markets Focus, Global Growth Focus and International Equity Focus Funds each may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

      In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict a Fund's investments in certain foreign banks and other financial institutions.

      Rules adopted under the Investment Company Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or the Funds may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

      Lending of Portfolio Securities. Each Fund of the Company may from time to time lend securities (but not in excess of 20% or, in the case of the Global Growth Focus Fund 33 1/3%) of its total assets from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund.

      Forward Commitments. Each of the Funds may purchase securities on a when-issued basis, and they may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund entering into such transactions will maintain a segregated account with its custodian of cash or liquid securities in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and purchase transactions.

      Standby Commitment Agreements. The Developing Capital Markets Focus, Global Utility Focus, Global Growth Focus and High Current Income Funds may from time to time enter into standby commitment agreements. Such agreements commit the respective Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price.

      Portfolio Strategies Involving Indexed and Inverse Securities, Options, Futures and Foreign Exchange Transactions. Certain Funds may use derivative instruments, including indexed and inverse securities, options and futures and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks. Each Fund's use of these instruments and the associated risks are described in detail in Annex B of the Appendix attached to this Prospectus.

Risks of High Yield Securities

      The Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund may invest a substantial portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

      In an effort to minimize the risk of issuer default or bankruptcy, the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund each will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect a Fund from widespread defaults brought about by a sustained economic downturn.

      High yield securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividend to shareholders.

      High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund's portfolio securities than in the case of securities trading in a more liquid market.

      It is expected that a significant portion of the high yield securities acquired by the Capital Focus Fund will be purchase upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Capital Focus Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Capital Focus Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

            Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

            Sovereign Debt. The junk bonds in which the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

            Holders of sovereign debt, including the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

Insurance Law Restrictions

      In order for shares of the Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

      The New York insurance law requires that investments of each Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

Other Considerations

      The Investment Adviser will use its best efforts to assure that each Fund of the Company complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

                                    DIRECTORS

      The Directors of the Company consist of six individuals, five of whom are not "interested persons" of the Company as defined in the Investment Company Act of 1940. The Directors of the Company are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of the investment companies by the Investment Company Act of 1940. The Board of Directors elects officers of the Company annually.

      The Directors of the Company and their principal employment are as follows:

      ARTHUR ZEIKEL(1)-Chairman of the Investment Adviser and its affiliate, Fund Asset Management, L.P. ("FAM"); Chairman and Director of Princeton Services, Inc. ("Princeton Services"); and Executive Vice President of ML&Co..

      JOE GRILLS-Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA"); Member of CIEBA's Executive Committee; and Member of the Investment Advisory Committee of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director, Duke Management Company, LaSalle Street Fund and Kimco Realty Corporation.

      WALTER MINTZ-Special Limited Partner of Cumberland Partners (investment partnership).

      ROBERT S. SALOMON, JR.-Principal of STI Management (investment adviser).

      MELVIN R. SEIDEN-Director of Silbanc Properties, Ltd. (real estate, consulting and investments).

      STEPHEN R. SWENSRUD-Chairman Fernwood Advisors (investment adviser); Principal, Fernwood Associates (financial consultants)

                               INVESTMENT ADVISER

      Merrill Lynch Asset Management L.P. ("MLAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., is the investment adviser (the "Investment Adviser") for the Fund. The general partner of the Investment Adviser is Princeton Services, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: Box 9011, Princeton, New Jersey 08543-9011). The Investment Adviser or its affiliate, Fund Asset Management, L.P. ("FAM"), acts as the investment adviser for over 140 other registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. In the aggregate, as of December 31, 1997, MLAM and FAM had a total of approximately $287.0 billion in investment company and other portfolio assets under management including assets of certain affiliates.

      While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Company, the Investment Advisory Agreements provide that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Funds and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Funds, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Company (certain of which it may delegate to third parties) and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreements. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

----------
(1) Interested person, as defined in the Investment Company Act of 1940, of the Company.

      During the Company's fiscal year ended December 31, 1997, the advisory fees expense incurred by the Company totaled $30,733,366 of which $107,029 related to the Reserve Assets Fund (representing .50% of its average net assets), $2,226,345 related to the Prime Bond Fund (representing .42% of its average net assets), $2,277,140 related to the High Current Income Fund (representing .47% of its average net assets), $3,629,013 related to the Quality Equity Fund (representing .44% of its average net assets), $3,466,085 related to the Special Value Focus Fund (representing .75% of its average net assets), $415,327 related to the Index 500 Fund (representing .30% of its average net assets) of which 79,567 was voluntarily waived by MLAM, $241,712 related to the Natural Resources Focus Fund (representing .65% of its average net assets), $1,102,076 related to the American Balanced Fund (representing .55% of its average net assets), $1,549,078 related to the Domestic Money Market Fund (representing .50% of its average net assets), $5,860,619 related to the Global Strategy Focus Fund (representing .65% of its average net assets), $3,489,377 related to the Basic Value Focus Fund (representing .60% of its average net assets), $483,479 related to the Global Bond Focus Fund (representing .60% of its average net assets), $813,756 related to the Global Utility Focus Fund (representing .60% of its average net assets), $3,089,994 related to the International Equity Focus Fund (representing .75% of its average net assets), $1,306,661 related to the Developing Capital Markets Focus Fund (representing 1.00% of its average net assets) of which $217,067 was voluntarily waived by MLAM, $675,675 related to the Government Bond Fund (representing .50% of its average net assets) of which $78,164 was voluntarily waived by MLAM.

      During the Company's fiscal year ended December 31, 1997, the total operating expenses attributable to the Class A Shares of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, expressed as a percentage of each Fund's average net assets, were as follows: .62% of the Reserve Assets Fund's average net assets, .73% of the Prime Bond Fund's average net assets,
 .54% of the High Current Income Fund's average net assets, .48% of the Quality Equity Fund's average net assets, .80% of the Special Value Focus Fund's average net assets, .40% of the Index 500 Fund's average net assets, .81% of the Natural Resources Focus Fund's average net assets, .60% of the American Balanced Fund's average net assets, .54% of the Domestic Money Market Fund's average net assets,
 .73% of the Global Strategy Focus Fund's average net assets, .65% of the Basic Value Focus Fund's average net assets, .73% of the Global Bond Focus Fund's average net assets, .67% of the Global Utility Focus Fund's average net assets,
 .90% of the International Equity Focus Fund's average net assets, 1.42% of the Developing Capital Markets Focus Fund's average net assets, .57% of the Government Bond Fund's average net assets.

      The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

      The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on shares of Class B Common Stock, paid by each Fund in a given year to 1.25% of its average daily net assets (the "Reimbursement Agreements"). The Reimbursement Agreement provides that any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA.

      The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

Code of Ethics

      The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

            The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).

Portfolio Managers

      The following is information with respect to the Portfolio Managers for each of the Company's Funds.

      Thomas R. Robinson has served as the Portfolio Manager of the American Balanced Fund, Global Strategy Focus Fund and Quality Equity Fund since November 1995, and is primarily responsible for each such Fund's day-to-day management. He has served as a Senior Portfolio Manager of MLAM since November 1995. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

      Kevin Rendino has served as the Basic Value Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since December 1993; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

      Daniel V. Szemis has served as the Portfolio Manager of the Special Value Focus Fund (formerly, the Equity Growth Fund) since May 1997 and became the Co-Portfolio Manager in January 1998. He, together with R. Elise Baum, is primarily responsible for the day-to-day management of the Special Value Focus Fund. Mr. Szemis has served as Vice President of MLAM since 1996. From 1990 to 1996, Mr. Szemis was a portfolio manager with Prudential Mutual Fund Investment Management Advisors.

      Walter Rogers has served as the Global Utility Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1987.

      Aldona Schwartz has served as the High Current Income Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1991 and employee of the Investment Adviser since 1986.

      Andrew Bascand has served as the International Equity Focus Fund's Co-Portfolio Manager since July 1993 and became sole Portfolio Manager in March 1997. He is primarily responsible for the Fund's day-to-day management. He has been the director of MLAM, U.K. and Vice President of Merrill Lynch Global Asset Management Limited (MLGAM) since 1993; Chief Economist with A.M.P. Investment
(NZ) in New Zealand from 1989 to 1993; Economic Adviser to the Chief Economist of the Reserve Bank of New Zealand from 1987 to 1989; and Senior Research Officer of the Bank of England's International Department from 1986 to 1987.

      Robert M. Shearer has served as the Natural Resources Focus Fund's Portfolio Manager since December 1997, and is primarily responsible for the Fund's day-to-day management. Mr. Shearer was an Associate Portfolio Manager of the Fund from September 1997 to December 1997. From 1996 to 1997 he was a Vice President and an Assistant Portfolio Manager at David L. Babson and Company, Incorporated. From 1993 to 1996 he was a Vice

President/Sector Manager at Concert Capital Management. From 1988 to 1993 he was the Senior Energy Analyst at Fiduciary Trust Company International.

      Jay Harbeck has served as the Prime Bond Fund's and the Government Bond Fund's Portfolio Manager since July 1992 and May 1994 respectively, and is primarily responsible for each such Fund's day-to-day management. He has served as Vice President of MLAM since 1986.

      Jacqueline Rogers has served as the Portfolio Manager of the Domestic Money Market Fund and the Reserve Assets Fund since October 1996, and is primarily responsible for each such Fund's day-to-day management. She has served as Vice President of MLAM since January 1986.

      Paolo H. Valle has served as the Global Bond Focus Fund's Portfolio Manager since January 1998, and is primarily responsible for the Fund's day-to-day management. Mr. Valle has served as Vice President and Senior Portfolio Manager of MLAM since 1992.

      Grace Pineda has served as the Developing Capital Markets Focus Fund's Portfolio Manager since May 1994, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1989.

      Eric Mitofsky has served as the Index 500 Fund's Portfolio Manager since the Fund commenced operations in December 1996. He has served as a Vice President of MLAM since 1992, and was an employee of Merrill Lynch's Equity Trading Group from 1983 to 1992.

      R. Elise Baum has served as the Co-Portfolio Manager of the Special Value Focus Fund (formerly, the Equity Growth Fund) since January 1998, and, together with Daniel V. Szemis, is primarily responsible for the day-to-day management of the Fund. She has served as Vice President of MLAM since 1995; Senior Fund Analyst from 1994 to 1995; Fund Analyst from 1993 to 1994; and Consultant from 1992 to 1993.

      Kurt Schansinger is the Senior Portfolio Manager of the Capital Focus Fund and is primarily responsible for the day-to-day management of the Fund. He has served as Vice President of MLAM since January 1996. Prior to MLAM, he spent 12 years with Oppenheimer Capital, where he rose to Senior Vice President with various portfolio management, research and administrative responsibilities.

      Walter Cuje is the Associate Portfolio Manager of the Capital Focus Fund. Mr. Cuje has been an Associate Portfolio Manager of MLAM since October 1993 and a Vice President thereof since July 1991.

      Lawrence R. Fuller is the Portfolio Manager of the Global Growth Focus Fund. Mr. Fuller has been a Vice President of the Investment Adviser since 1992 and is responsible for the day-to-day management of the Fund's investment portfolio.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      None of the Company's Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the Company's portfolio decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

      Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis.

The Securities and Exchange Commission has issued an order permitting the Company to conduct certain principal transactions with respect to the Domestic Money Market and Reserve Assets Funds with Merrill Lynch Government Securities Inc. and Merrill Lynch Money Markets Inc. in U.S. Government and Government agency securities, and certain other money market securities, subject to certain terms and conditions. During the fiscal year ended December 31, 1997, the Company engaged in 15 transactions pursuant to such order involving approximately $49.2 million of securities. For the year ended December 31, 1997, the Company paid brokerage commissions of $8,344,021, of which $302,843 was paid to Merrill Lynch.

                               PURCHASE OF SHARES

      The Company continuously offers shares in each of its Funds to the Insurance Companies at prices equal to the respective per share net asset value of the Funds. Merrill Lynch Funds Distributor, Inc., a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares. Net Asset Value is determined in the manner set forth below under "Additional
Information -- Determination of Net Asset Value."

      The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise.

                              REDEMPTION OF SHARES

      The Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      It is the Company's intention to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Company's Domestic Money Market and Reserve Assets Funds, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Domestic Money Market and Reserve Assets Funds (from the time of the immediate preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized and unrealized gains (other than realized long-term capital gains) and losses on its portfolio securities, (iii) less the estimated expenses of the respective Fund (including the fees payable to the Investment Adviser) applicable to that dividend period. Dividends on the Domestic Money Market and Reserve Assets Funds are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the Global Bond Focus, Government Bond, High Current Income and Prime Bond Funds are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Global Utility Focus Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the American Balanced, Basic Value Focus, Capital Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Growth Focus, Index 500, International Equity Focus, National Resources Focus and Quality Equity Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

      All net realized long-term or short-term capital gains of the Company, if any, other than short-term capital gains of the Domestic Money Market and Reserve Assets Funds, are declared and distributed annually after the close of the Company's fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short- term capital gains are taxable as ordinary income.

Tax Treatment of the Company

      Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. One of the requirements to qualify for treatment as a regulated investment company under the Code is that a Fund, among other things, derive less than 30% of its gross income in each taxable year from gains (without deduction of losses) from the sale or other disposition of stocks, securities and certain options, futures or forward contracts held for less than three months. This requirement may limit the ability of certain Funds to dispose of certain securities at times when management of the Company might otherwise deem such disposition appropriate or desirable.

      If a Fund earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Fund receives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addition, the Fund may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

Tax Treatment of Insurance Companies as Shareholders

      Dividends paid by the Company from its ordinary income and distributions of the Company's net realized capital gains are includable in the respective Insurance Company's gross income. Distributions of the Company's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company's tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

                                PERFORMANCE DATA

      From time to time the average annual total return and yield of one or more of the Company's Funds for various specified time periods may be included in advertisements or information furnished by the Insurance Companies to present or prospective Contract owners. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company,
(ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the World Income Focus Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of each of the Global Bond Focus Fund and the Government Bond Fund, the performance information set forth herein and in the Statement of Additional Information for the fiscal year ended December 31, 1996 may not be indicative of such Fund's future performance.

      Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

      Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. The yield for the 30-day period ending December 31, 1997 was 6.05% for the Prime Bond Fund, 8.73% for the High Current Income Fund, 6.11% for the Global Bond Focus Fund and 5.52% for the Government Bond Fund.

      Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

      On occasion, one or more of the Company's Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                             ADDITIONAL INFORMATION

Determination of Net Asset Value

      The net asset value of each class of shares of each Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of fifteen minutes following the close of trading (generally 4:00 p.m., New York time) on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is open on business days other than national holidays and Good Friday. The net asset value per share of each class of shares of a Fund other than the Domestic Money Market and Reserve Assets Funds is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares of such class outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily. Since the net investment income of the Domestic Money Market and Reserve Assets Funds (including realized and unrealized gains and losses on their portfolio securities) are declared as a dividend each time the net income of the Funds are determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration.

      Except with respect to securities held by the Domestic Money Market and Reserve Assets Funds having a remaining maturity of 60 days or less, securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Long positions in securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation, provided however that the Index 500 Fund will value its portfolio holdings which trade on the NASDAQ national market system at the last sale price prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise.

      The Company has used pricing services, including Merrill Lynch Securities Pricing(TM) Service ("MLSPS"), to value securities held by the High Current Income and Prime Bond Funds and to value bonds held by other of the Company's Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1997, American Balanced Fund, Global Strategy Focus Fund, Global Utility Focus Fund, High Current Income Fund, Government Bond Fund, Prime Bond Fund and Global Bond Focus Fund paid MLSPS $248, $239, $43, $7,008, $1,676, $8,877 and $116, respectively.

Organization of the Company

      The Company was incorporated on October 16, 1981, and operations of its Reserve Assets Fund commenced on November 12, 1981. Operations of the Prime Bond, High Current Income, Quality Equity and Special Value Focus Funds commenced on April 20, 1982. The Natural Resources Focus Fund and the American Balanced Fund commenced operations on June 1, 1988 and June 1, 1988, respectively. The Domestic Money Market Fund and the Global Strategy Focus Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds commenced operations on July 1, 1993. The Developing Capital Markets Focus Fund and Government Bond Fund commenced operations on May 2, 1994. The Index 500 Fund commenced operations on December 13, 1996. The Global Growth Focus Fund and the Capital Focus Fund are expected to commence operations on __________, 1998. The authorized capital stock of the Company consists of 3,400,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,400,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into eighteen classes designated Merrill Lynch American Balanced Fund Common Stock, Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch Capital Focus Fund Common Stock, Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch Domestic Money Market Fund Common Stock, Merrill Lynch Special Value Focus Fund Common Stock, Merrill Lynch Global Bond Focus Fund Common Stock, Merrill Lynch Global Strategy Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock, Merrill Lynch Global Growth Focus Fund Common Stock, Merrill Lynch Government Bond Fund Common Stock, Merrill Lynch High Current Income Fund Common Stock, Merrill Lynch Index 500 Common Stock, Merrill Lynch International Equity Focus Fund Common Stock, Merrill Lynch Natural Resources Focus Fund Common Stock, Merrill Lynch Prime Bond Fund Common Stock, Merrill Lynch Quality Equity Fund Common Stock and Merrill Lynch Reserve Assets Fund Common Stock, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract owners, offer and sell shares of one or more of such classes. Each class consists of 100,000,000 Class A shares and 100,000,000 Class B shares except for Domestic Money Market Fund Common Stock which consists of 1,300,000,000 Class A shares and 1,300,000,000 Class B shares, Reserve Assets Fund Common Stock which consists of 500,000,000 Class A shares and 500,000,000 Class B shares and Global Bond Focus Fund Common Stock and Global Strategy Focus Fund Common Stock, each of which consists of 200,000,000 Class A shares and 200,000,000 Class B shares. All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act of 1940 shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and
(iv) ratification of the selection of independent accountants.

      Family Life purchased $1,000 worth of shares of each of the Natural Resources Focus Fund and the American Balanced Fund on April 29, 1988 and $1,999,000 worth of shares of each such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company's other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market and Global Strategy Focus Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market Fund on February 20, 1992, $2,000,000 worth of shares of the Global Strategy Focus Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $8,000,000 worth of shares of each of the Global Bond Focus Fund and International Equity Focus Fund and $2,000,000 worth of shares of each of the Basic Value Focus Fund and the Global Utility Focus Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares of the Developing Capital Markets Focus Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 Fund. On __________, 1998, the Company anticipates that MLLIC will purchase __________ worth of shares of the Global Growth Focus Fund and ____________ worth of shares of the Capital Focus Fund. The organizational expenses of each of the Company's Funds are paid by the Investment Adviser. The Investment Adviser is reimbursed by MLLIC for all such expenses over a five-year period.

      In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund (a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and
(c) to change its name from the World Income Focus Fund to its current name;
(ii) the Government Bond Fund (x) to implement a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (y) to change its name from the Intermediate Government Bond Fund to its current name; and (iii) the Global Strategy Focus Fund to acquire substantially all of the assets and assume substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.

Independent Auditors

      Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.

Custodian

      The Bank of New York ("BONY"), 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.

Transfer and Dividend Disbursing Agent

      Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel

      Rogers & Wells LLP, New York, New York, is counsel for the Company.

Reports to Shareholders

      The fiscal year of the Company ends on December 31 of each year. The Company will send to its shareholders at least semi-annually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent auditors, will be sent to shareholders each year.

Additional Information

      This Prospectus does not contain all of the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

      The Statement of Additional Information, dated April,     1998, which
forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                     ANNEX A

         DESCRIPTION OF TEMPORARY INVESTMENTS AND CORPORATE BOND RATINGS

U.S. Government Securities

      The Domestic Money Market Fund, Reserve Assets Fund, Capital Focus Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other Fund) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Government Agency Securities

      The Domestic Money Market Fund, Reserve Assets Fund, Capital Focus Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other Fund) may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

Depositary Institutions Money Instruments

      The Domestic Money Market Fund, Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, each other Fund) may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds' option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market Fund will invest only in these types of instruments issued by U.S. issuers.

      A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

      The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may invest in certificates of deposit and bankers' acceptances issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued


                                    Annex A-1
by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

      The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Reserve Assets Fund. The Reserve Assets Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

      Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

Short-Term Debt Instruments

      The Domestic Money Market Fund, Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, each other Fund) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset- backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Information.

      The Domestic Money Market Fund and Reserve Assets Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds' portfolio securities, see "Portfolio Restrictions" in the Prospectuses to the Domestic Money Market Fund and Reserve Assets Fund.

      The Reserve Assets Fund and the Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund) may also invest in U.S. dollar-


                                    Annex A-2
denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

Repurchase Agreements

      Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered "illiquid securities." The Domestic Money Markets and Reserve Assets Funds will not enter into repurchase agreements maturing in more than 30 days.

      Reverse Repurchase Agreements. The Domestic Money Market and Reserve Assets Funds may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Funds will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Funds will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of the applicable Fund will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest.

Description of Corporate Bond Ratings

      Moody's Investors Service, Inc. ("Moody's"):

            Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


                                    Annex A-3

            Baa -- Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded both during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

            Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

            C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      Standard & Poor's Ratings Services ("Standard & Poor's"):

            AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

            AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

            A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

            BB -- B -- CCC -- CC -- Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            NR -- Not rated by the indicated rating agency.


                                    Annex A-4

            Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                                    Annex A-5

                                     ANNEX B

                      DESCRIPTION OF DERIVATIVE INSTRUMENTS

      Certain Funds of the Company are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

Indexed and Inverse Securities

      The Domestic Money Market Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Government Bond Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Prime Bond Fund, the Developing Capital Markets Focus Fund, the Global Growth Focus Fund, and the Reserve Assets Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the Standard & Poor's 500 Composite Index (the "S&P 500") or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Developing Capital Markets Focus Fund, the Global Strategy Focus Fund, the International Equity Focus Fund and the Natural Resources Focus Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

      Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

Options on Securities and Securities Indices

      Purchasing Options. The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund, and the Natural Resources Focus Fund are each authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund are each authorized to purchase call options on securities it intends to purchase or securities


                                    Annex B-1
indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

      Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

      Writing Options. The American Balanced Fund, the Basic Value Focus Fund, the Developing Capital Markets Focus Fund, the Special Value Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Global Growth Focus Fund, the Capital Focus Fund and the Quality Equity Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options - for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").


                                    Annex B-2

      Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

      Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

      Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

Futures

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

      The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

      The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

      A Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.


                                    Annex B-3

Foreign Exchange Transactions

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Global Growth Focus Fund, the Capital Focus Fund and the Quality Equity Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar.

      Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

      The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized exchange-traded contracts. See "Futures" above.

      The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions" below.

      No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

      Risk Factors in Hedging Foreign Currency Risks. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Fund to hedge against currency exchange rate movements, even


                                    Annex B-4
if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

Risk Factors in Options, Futures, and Currency Instruments

      Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

      Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

      Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments

      Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

      The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

      Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become


                                    Annex B-5
bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Strategic Instruments

      No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Focus Fund may acquire securities indexed to a precious metal or other natural resource index.


                                    Annex B-6

PROSPECTUS
April ___, 1998

                    Merrill Lynch Domestic Money Market Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

       Merrill Lynch Domestic Money Market Fund (the "Domestic Money Market Fund") is a diversified fund whose objectives are the preservation of capital, liquidity and achieving the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Domestic Money Market Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Domestic Money Market Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Domestic Money Market Fund's investment objectives and policies, please see page 3 of this document and the Appendix.

      THE DOMESTIC MONEY MARKET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE DOMESTIC MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Yield Information......................................................     3
  Investment Objectives and Policies.....................................     3
  Portfolio Restrictions.................................................     3
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Distribution Plan......................................................  A-14
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                                YIELD INFORMATION

      Set forth below is yield information for the Class A Shares of the Domestic Money Market Fund for the seven-day period ended December 31, 1997, computed to include realized and unrealized gains and losses and also computed to exclude such gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield. Because no shares of Class B Common Stock were in issue as of or prior to December 31, 1997, the yield information below relates to the Class A Common Stock only. The following yield information should not be considered indicative of the results that the Fund's Class B Common Stock would have achieved had the Class B Common Stock been outstanding during the period shown above because the Class B Common Stock will be subject to a distribution fee, to which the Class A Common Stock was not subject, at an annual rate of 0.15% of the Fund's average daily net assets attributable to Class B Common Stock.

Annualized Yield:
     Including gains and losses .....................    5.33%
     Excluding gains and losses......................    5.33%
Compounded Annualized Yield..........................    5.47%
Average maturity of portfolio at end of period.......    72 Days

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Domestic Money Market Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. There can be no assurance that the Domestic Money Market Fund will achieve its investment objectives.

      The Domestic Money Market Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, domestic depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, repurchase and reverse repurchase agreements of U.S. issuers and other money market instruments. As a matter of fundamental policy, which may be changed only with the approval of a majority of the Domestic Money Market Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Act" or the "Investment Company Act"), the Domestic Money Market Fund may not purchase securities of foreign issuers (including Eurodollar or Yankeedollar bank obligations). U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Domestic Money Market Fund may invest are described more fully in Annex A to the Appendix to this Prospectus. The Domestic Money Market Fund will be subject to portfolio maturity, quality and diversification restrictions discussed below.

      In addition, the Domestic Money Market Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities the potential return of which is based on the change in particular measurements of value or rate, (i.e. indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

                             PORTFOLIO RESTRICTIONS

      For purposes of the investment policy of the Domestic Money Market Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of

U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Domestic Money Market Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of this Fund's portfolio assets will not exceed 90 days.

      The Domestic Money Market Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Domestic Money Market Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investor's Service, Inc., Standard & Poor's Ratings Group and Thomson BankWatch.

      A regulation of the Commission limits investments by the Domestic Money Market Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Fund's total assets be invested in securities that have a rating lower than the highest rating.

PROSPECTUS
April ___, 1998

                        Merrill Lynch Reserve Assets Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Reserve Assets Fund (the "Reserve Assets Fund") is a diversified fund whose objectives are the preservation of capital, liquidity and achieving the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Reserve Assets Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Reserve Assets Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Reserve Assets Fund's investment objectives and policies, please see page 3 of this document and the Appendix.

      THE RESERVE ASSET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. AN INVESTMENT IN THE RESERVE ASSET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Yield Information......................................................     3
  Investment Objectives and Policies.....................................     3
  Portfolio Restrictions.................................................     3
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
Investment Adviser.......................................................   A-8
Portfolio Transactions and Brokerage.....................................  A-11
Purchase of Shares.......................................................  A-12
Redemption of Shares.....................................................  A-12
Dividends, Distributions and Taxes.......................................  A-12
Performance Data.........................................................  A-13
Distribution Plan........................................................  A-14
Additional Information...................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                                YIELD INFORMATION

      Set forth below is yield information for the Class A Shares of the Reserve Assets Fund for the seven-day period ended December 31, 1997, computed to include and exclude realized and unrealized gains and losses and also computed to exclude such gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield. Because no shares of Class B Common Stock were in issue as of or prior to December 31, 1997, the yield information below relates to the Class A Common Stock only. The following yield information should not be considered indicative of the results that the Fund's Class B Common Stock would have achieved had the Class B Common Stock been outstanding during the period shown above because the Class B Common Stock will be subject to a distribution fee, to which the Class A Common Stock was not subject, at an annual rate of 0.15% of the Fund's average daily net assets attributable to Class B Common Stock.

Annualized Yield:
     Including gains and losses......................    5.23%
     Excluding gains and losses......................    5.20%
Compounded Annualized Yield..........................    5.34%
Average maturity of portfolio at end of period.......    70 Days

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Reserve Assets Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. There can be no assurance that the Reserve Assets Fund will achieve its investment objectives.

      The Reserve Assets Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, securities of foreign issuers (including Eurodollar, Yankeedollar and foreign bank obligations) and repurchase and reverse repurchase agreements. U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Reserve Assets Fund may invest are described more fully in Annex A to the Appendix to this Prospectus. The Reserve Assets Fund will be subject to the portfolio maturity, quality and diversification restrictions discussed below.

      In addition, the Reserve Assets Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Reserve Assets Fund may also invest in securities of foreign issuers and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

                             PORTFOLIO RESTRICTIONS

      For purposes of the investment policy of the Reserve Assets Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Reserve Assets Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of this Fund's portfolio assets will not exceed 90 days.

      The Reserve Asset Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Reserve Assets Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson BankWatch.

      A regulation of the Commission limits investments by the Reserve Assets Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Reserve Assets Fund's total assets be invested in securities that have a rating lower than the highest rating.

PROSPECTUS
April ___, 1998

                          Merrill Lynch Prime Bond Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                              --------------------

      Merrill Lynch Prime Bond Fund (the "Prime Bond Fund") is a diversified fund whose objectives are as high a level of current income as is consistent with prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective, by investing primarily in long-term corporate bonds rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). The Prime Bond Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Prime Bond Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the Prime Bond Fund's investment objectives and policies, please see page 3 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
  Investment Objectives and Policies.....................................     3
Appendix
  The Insurance Companies................................................   A-1
  Investment Objectives and
    Policies of the Funds................................................   A-1
  Directors..............................................................   A-8
  Investment Adviser.....................................................   A-8
  Portfolio Transactions and Brokerage...................................  A-11
  Purchase of Shares.....................................................  A-12
  Redemption of Shares...................................................  A-12
  Dividends, Distributions and Taxes.....................................  A-12
  Performance Data.......................................................  A-13
  Distribution Plan......................................................  A-14
  Additional Information.................................................  A-14

--------------------------------------------------------------------------------

                              --------------------

              Merrill Lynch Asset Management -- Investment Adviser Merrill Lynch Funds Distributor, Inc. -- Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                       INVESTMENT OBJECTIVES AND POLICIES

      The principal investment objective of the Prime Bond Fund is to provide shareholders with as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the Prime Bond Fund seeks capital appreciation when consistent with its principal objective. There can be no assurance that the Prime Bond Fund will achieve its investment objectives.

      The Prime Bond Fund invests primarily in securities rated in the top three rating categories of either Standard & Poor's (AAA, AA and A) or Moody's (Aaa, Aa and A). Additional information regarding various bond ratings is set forth in Annex A to the Appendix to this Prospectus. The financial risk of this Fund should be minimized by the credit quality of the bonds in which it will invest, but the long maturities that typically provide the best yield will subject the Fund to possible substantial price changes resulting from market yield fluctuations. The market prices of fixed-income securities such as those purchased by the Prime Bond Fund are affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      Fund management strategy will attempt to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of the Fund within the overall investment guidelines. The Prime Bond Fund's investments will vary from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. The Prime Bond Fund anticipates that under normal circumstances more than 90% of the assets of the Fund will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The Prime Bond Fund does not intend to invest in common stock, rights or other equity securities. Under unusual market or economic conditions, the Prime Bond Fund for defensive or other purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market or other fixed-income securities deemed by the Investment Adviser to be consistent with the objectives of the Fund, or the Fund may hold its assets in cash.

      In addition, the Prime Bond Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

PROSPECTUS
April ___, 1998

                     Merrill Lynch High Current Income Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch High Current Income Fund (the "High Current Income Fund") is a diversified fund whose objectives are as high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality. The High Current Income Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the High Current Income Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the High Current Income Fund's investment objectives and policies, please see page 3 of this document and this Appendix.

      THE HIGH CURRENT INCOME FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS--RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14

------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                       INVESTMENT OBJECTIVES AND POLICIES

      The primary investment objective of the High Current Income Fund is to obtain the highest level of current income that is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the High Current Income Fund seeks capital appreciation when consistent with its primary objective. There can be no assurance that the High Current Income Fund will achieve its investment objectives.

      The High Current Income Fund seeks high current income by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service Inc. ("Moody's") and BBB or lower by Standard & Poor's Ratings Group ("Standard & Poor's"), or in unrated securities of comparable quality. Securities rated below Baa by Moody's and below BBB by Standard & Poor's are commonly known as "junk bonds." Additional information regarding various bond ratings is set forth in Annex A to the Appendix to this Prospectus. The market price of fixed-income securities such as those purchased by the Fund is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

      Although they can be expected to provide higher yields, lower-rated securities such as those purchased by the High Current Income Fund may be subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated fixed-income securities. Such securities are generally issued by corporations that are not as financially secure or as creditworthy as issuers of higher-rated securities. There is, accordingly, a greater risk that the issuers of higher-yielding securities will not be able to pay principal and interest on such securities, especially during periods of adverse economic conditions. Investment in such high-yield securities entails relatively greater risk of loss of income or principal. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. See "Investment Objectives and Policies of the Funds -- Risks of High Yield Securities" in the Appendix to this Prospectus.

      Selection and supervision by the management of the Company regarding investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors that may be too time consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While Merrill Lynch Asset Management, L.P. (the "Investment Adviser") considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the High Current Income Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Investment Adviser, a relatively high yield without undue risk. As a result, the High Current Income Fund's ability to achieve its investment objective may depend to a greater extent on the Investment Adviser's own credit analysis than the Funds which invest in higher-rated securities. Although the High Current Income Fund will invest primarily in lower-rated securities, it will not invest in securities rated Ca or lower by Moody's and CC or lower by Standard & Poor's unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. However, securities purchased by the High Current Income Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so.

      When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the High Current Income Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield.

      The securities in the High Current Income Fund will be varied from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. It is anticipated that under normal circumstances more than 90% of the High Current Income Fund's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Although it is expected that, in general, the Fund will not invest in common stocks, rights or other equity securities, it will acquire or hold such securities (if consistent with the objectives of the Fund) when such securities are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities. In addition, under unusual market or economic conditions, the High Current Income Fund for defensive purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

      The table below shows the average monthly dollar-weighted market value, by Standard & Poor's rating category, of the securities held by the High Current Income Fund during the fiscal year ended December 31, 1997.

                                                                      % Market
                                                        %               Value
                                                       Net            Corporate
                    Rating*                           Assets            Bonds
                    -------                           ------           ------
BBB............................................         2.1%              2.5%
BB.............................................        28.0              32.0
B..............................................        51.2              58.1
CCC............................................         2.7               3.0
NR**...........................................         3.8               4.4
                                                                        -----
                                                                        100.0%
                                                                        =====

----------
* A description of corporate bond ratings of Standard & Poor's is set forth in Annex A of the Appendix to this Prospectus.
** Bonds that are not rated by Standard & Poor's. Such bonds may be rated by nationally recognized statistical rating organizations other than Standard & Poor's, or may not be rated by any other organizations.

      In addition, the High Current Income Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers, and may from time to time enter into standby commitment agreements. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus.

PROSPECTUS
April ___, 1998

                        Merrill Lynch Quality Equity Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Quality Equity Fund (the "Quality Equity Fund") is a diversified fund whose objective is the highest total investment return consistent with prudent risk. The Quality Equity Fund uses a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. The Quality Equity Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Quality Equity Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the Quality Equity Fund's investment objective and policies, please see page 3 of this document, and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
Investment Objectives and                                   Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The Quality Equity Fund seeks to achieve the highest total investment return, or the aggregate of income and capital value changes, consistent with prudent risk. To do this, management will shift the emphasis among investment alternatives for capital growth, capital stability and income as market trends change. This "fully managed" investment policy distinguishes the Quality Equity Fund from investment companies which seek either capital growth or income. The Quality Equity Fund's investment philosophy is based on management's belief that the structure of the United States economy and its securities markets will undergo continuous change. The flexibility of the Fund is designed to reduce overall exposure to risk by achieving below-average volatility in a falling market and above-average volatility in a rising market. There can be no assurance that the Quality Equity Fund will achieve its investment objective. The Fund may employ a variety of instruments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus.

      The Quality Equity Fund's fully managed investment approach will make use of equity, debt and convertible securities. The majority of the Fund's equity portfolio will be in the common stocks of large-capitalization, "quality" companies. For this purpose, "large capitalization" companies are considered to be those companies with market capitalizations in excess of $500 million. Management of the Company believes that a quality company is one which conforms closely to the following criteria: good financial resources, strong balance sheet, satisfactory rate of return on capital, good industry position and superior management skills. The earnings of quality companies generally tend to grow consistently. Whenever market or financial conditions warrant, the Quality Equity Fund may, in order to reduce risk and achieve the highest total investment return, invest in non-convertible, long-term debt securities, including "deep discount" corporate debt securities of investment grade or issues of fixed-income convertible securities which give the owner the option of a later exchange for common stock. Management expects that over longer periods the larger portion of the Quality Equity Fund's portfolio will consist of equity securities. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. During defensive periods, the Fund may invest in U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Merrill Lynch Asset Management L.P. (the "Investment Adviser") to be consistent with a defensive posture, or cash.

Other Investments and Risks

      In addition, the Quality Equity Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which may therefore be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers, may from time-to-time be invested in non-dollar-denominated securities of foreign issuers, and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Quality Equity Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments.

      The Quality Equity Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                     Merrill Lynch Special Value Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Special Value Focus Fund, formerly the Merrill Lynch Equity Growth Fund (the "Special Value Focus Fund"), is a diversified fund whose objective is long-term capital growth by investing primarily in common shares of small companies and of emerging growth companies regardless of size. The Special Value Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Special Value Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this five page document and the attached Appendix. For more information on the Special Value Focus Fund's investment objectives and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Financial Highlights.................................3    Portfolio Transactions and Brokerage..................A-11
  Investment Objectives and Policies...................4    Purchase of Shares....................................A-12
Appendix                                                    Redemption of Shares..................................A-12
  The Insurance Companies..............................A-1  Dividends, Distributions and Taxes....................A-12
  Investment Objectives and
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      To be filed by amendment.

                                                                                                 Special Value
                                                                                                  Focus Fund
                                                                                                   (Class B)
                                                                                                For the Period
                                                                                              October 23, 1997 to
Increase (Decrease) in Net Asset Value:                                                        December 31, 1997
                                                                                              -------------------
Per Share Operating Performance:
Net asset value, beginning of period.................................................            _______________
Investment loss--net.................................................................            _______________
Realized and unrealized loss on investments--net.....................................            _______________
Total from investment operations.....................................................            _______________
Net asset value, end of period.......................................................            _______________
----------------------------------------------------------------------------------------------------------------
Total Investment return:**
Based on net asset value per share...................................................            _______________
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses.............................................................................            _______________
Investment loss--net.................................................................            _______________
----------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands).............................................            _______________
Portfolio turnover...................................................................            _______________
Average commission rate paid.........................................................            _______________
----------------------------------------------------------------------------------------------------------------

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Special Value Focus Fund is to seek long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Company believes have special investment value, and of emerging growth companies regardless of size. There can be no assurance that the Special Value Focus Fund will achieve its investment objective. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. The Special Value Focus Fund is intended to provide an opportunity for owners ("Contract Owners") of variable annuity contracts and/or variable life insurance contracts ("Contracts") who are not ordinarily in a position to perform the specialized type of research or analysis of small and emerging growth companies.

      Management seeks to identify those small emerging growth companies that can show significant and sustained increases in earnings over an extended period of time and are in sound financial condition. Management believes that, while these companies present above-average risks, properly selected companies of this type also have the potential to increase their earnings at a rate substantially in excess of the general growth of the economy. The Special Value Focus Fund attempts to achieve its objective by focusing on the long-range view of a company's prospects through a fundamental analysis of its management, financial structure, product development, marketing ability and other relevant factors. Full development of these companies frequently takes time and, for this reason, the Special Value Focus Fund should not be considered as a long-term investment and not as a vehicle for seeking short-term profits. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program.

      Small companies. Management seeks small companies that offer special investment value in terms of their product or service, research capability, or other unique attributes, and are relatively undervalued in the marketplace when compared with similar, but larger, enterprises. These companies typically have total market capitalizations in the $50-$300 million range and generally are little known to most individual investors, although some may be dominant in their respective industries. Underlying this strategy is management's belief that relatively small companies will continue to have the opportunity to develop into significant business enterprises. Some such companies may be in a relatively early stage of development; others may manufacture a new product or perform a new service. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

      Emerging growth companies. In selecting investments for the Special Value Focus Fund, management also seeks emerging growth companies that either occupy a dominant position in an emerging industry or subindustry or have a significant and growing market share in a large, fragmented industry. Management believes that capable and flexible management is one of the most important criteria of emerging growth companies and that such companies should employ sound financial and accounting policies and also demonstrate effective research, successful product development and marketing, efficient service and pricing flexibility. Emphasis is given to companies with rapid historical growth rates, above-average returns on equity and strong current balance sheets, all of which should enable the company to finance its continued growth. Management of the Company also analyzes and weighs relevant factors beyond the company itself, such as the level of competition in the industry, the extent of governmental regulation, the nature of labor conditions and other related matters.

      The Special Value Focus Fund emphasizes investments in companies that do most of their business in the United States and therefore are free of the currency exchange problems, foreign tax considerations and potential political and economic upheavals that many multinational corporations face. Moreover, the size and kinds of markets that they serve make these companies less susceptible than larger companies to intervention from the federal government by means of price controls, regulations or litigation.

      While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide ingredients not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the ingredients necessary to prosper.

      It should be apparent that an investment in a fund such as the Special Value Focus Fund involves greater risk than is customarily associated with more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Because of these factors, management of the Company believes that shares in the Special Value Focus Fund are suitable for Contract Owners who are in a financial position to assume above-average investment risk in search of above-average long-term reward. As indicated, the Special Value Focus Fund is designed for Contract Owners whose investment objective is growth rather than income. It is definitely not intended for exclusive funding of Contracts but is designed for Contract Owners who are prepared to experience above-average fluctuations in net asset value.

      The securities in which the Special Value Focus Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management's judgment such disposition is not desirable or to make many small sales over a lengthy period of time.

      The investment emphasis of the Special Value Focus Fund is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks and rights to subscribe for common stock, and the Fund will maintain at least 80% of its net assets invested in equity securities of small or emerging growth companies except during defensive periods. The Special Value Focus Fund reserves the right as a defensive measure and to provide for redemptions to hold other types of securities, including non-convertible preferred stocks and debt securities, U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

      In addition, the Special Value Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities of foreign issuers and is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
April ___, 1998

                   Merrill Lynch Natural Resources Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Natural Resources Focus Fund (the "Natural Resources Focus Fund") is a non-diversified fund whose objectives are achieving long-term growth of capital and protection of the purchasing power of shareholder's capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. The Natural Resources Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Natural Resources Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Natural Resources Focus Fund's investment objectives and policies, please see page 3 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Natural Resources Focus Fund are to achieve long-term growth of capital and to protect the purchasing power of shareholders' capital by investing primarily in a portfolio of equity securities (e.g., common stocks and securities convertible into common stocks) of domestic and foreign companies with substantial natural resource assets. This investment objective is a fundamental policy and may not be changed without a vote of the majority of outstanding shares of the Natural Resources Focus Fund. The Natural Resources Focus Fund also may invest in debt, preferred or convertible securities, the value of which is related to the market value of some natural resource asset ("asset-based securities"). Management of the Company will seek to identify companies or asset-based securities it believes are attractively priced relative to the intrinsic value of the underlying natural resource assets or are especially well positioned to benefit during particular portions of inflationary cycles. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners. There can be no assurance that the Natural Resources Focus Fund will achieve its investment objectives.

      IN SEEKING TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL, THE NATURAL RESOURCES FOCUS FUND HAS RESERVED THE RIGHT, WHEN MANAGEMENT OF THE COMPANY ANTICIPATES SIGNIFICANT ECONOMIC, POLITICAL OR FINANCIAL INSTABILITY, SUCH AS HIGH INFLATIONARY PRESSURES OR UPHEAVAL IN THE FOREIGN CURRENCY EXCHANGE MARKETS, TO INVEST A MAJORITY OF ITS ASSETS IN COMPANIES THAT EXPLORE FOR, EXTRACT, PROCESS OR DEAL IN GOLD OR IN ASSET-BASED SECURITIES INDEXED TO THE VALUE OF GOLD BULLION. Such a switch in investment strategies could require the Fund to liquidate portfolio securities and incur transaction costs. The Company has been advised by counsel that it is uncertain under the current federal tax law whether the Fund may concentrate its investments in gold and gold-related securities without adversely affecting the federal tax status of the Contracts. Accordingly, management of the Company has determined that the Natural Resources Focus Fund will not concentrate its investments in such securities until counsel has advised the Company that such uncertainty has been resolved favorably.

      Management attempts to achieve the investment objectives of the Natural Resources Focus Fund by seeking to identify securities of companies which, in its opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural resource assets are materials derived from natural sources which have economic value. Management will consider a company to have substantial natural resource assets when, in its opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets are expected to affect the market price of the equity securities of such company. Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, steel, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), timber land, undeveloped real property and agricultural commodities. The Fund presently does not intend to invest directly in natural resource assets or contracts related thereto.

      Management of the Company believes that, based upon past performance, the securities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during different stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during particular portions of such inflationary cycles. The Fund's fully managed investment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments.

      The Natural Resources Focus Fund at all times, except during defensive periods, will maintain at least 65% of its total assets invested in companies with substantial natural resource assets or in asset-based securities. Current income from dividends and interest will not be a primary consideration in selecting securities. The Fund reserves the right as a temporary defensive measure and to provide for redemptions, to hold short-term U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

      As indicated above, under certain circumstances, the Natural Resources Focus Fund has reserved the right to invest a majority of its assets in gold-related companies or securities. Based on historic experience, during periods of economic or financial instability, the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices during such periods. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect adversely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

      The major producers of gold include the Republic of South Africa, Russia, the United States, Australia, Canada, the People's Republic of China and the Philippines. Sales of gold by Russia and the People's Republic of China are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within Russia, the People's Republic of China and the Republic of South Africa may affect significantly gold production in those countries.

Other Investments and Risks

      In addition, the Natural Resources Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also engage in transactions for purpose of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. The Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio, on securities indicies the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase, may engage in transactions in futures, and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities).

      The Natural Resources Focus Fund may also invest in securities of foreign issuers and may concentrate its investments in one or more countries. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce the Fund's net investment income. The Natural Resources Focus Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies--Foreign Securities" in the Appendix to this Prospectus for special considerations concerning investments in foreign securities.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                      Merrill Lynch American Balanced Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch American Balanced Fund (the "American Balanced Fund") is a diversified fund whose objective is a level of current income and a degree of stability or principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities. The American Balanced Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the American Balanced Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the American Balanced Fund's investment objective and policies, please see page 3 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the American Balanced Fund is to seek a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. This investment objective is a fundamental policy and may not be changed without a vote of the majority of the outstanding shares of the American Balanced Fund. The American Balanced Fund will seek current income by investing a portion of its assets in a portfolio of intermediate to long-term debt, convertible debt, non-convertible and convertible term preferred stock and money market securities. The American Balanced Fund will seek capital appreciation primarily by investing a portion of its assets in equity securities, including perpetual preferred and convertible perpetual preferred stock. At all times the Fund will maintain at least 25% of its net assets in senior fixed income securities. As a non-fundamental policy, the Fund is not permitted to invest in securities of foreign issuers. There can be no assurance that the American Balanced Fund will achieve its investment objective.

      The Fund will normally limit its allocation of assets to equity securities to no more than 65% of its net assets. To the extent its equity position exceeds this limitation, because of changes in the value of portfolio securities or otherwise, the Fund will seek to reduce its equity position to less than 65% of net assets by selling such securities at such times and in such amounts as management of the Company deems appropriate in light of market conditions and other pertinent factors. See "Dividends, Distributions and Taxes--Tax Treatment of the Company" in the Appendix to this Prospectus.

      The American Balanced Fund will generally emphasize investment in common stocks of larger-capitalization issuers and in investment-grade debt obligations. The Fund may also seek to enhance the return on its common stock portfolio by writing covered call options listed on United States securities exchanges. Under unusual market or economic conditions, the Fund for defensive purposes may invest up to 100% of its assets in short-term U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash.

      In addition, the American Balanced Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
April ___, 1998


                    Merrill Lynch Global Strategy Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Global Strategy Focus Fund (the "Global Strategy Focus Fund") is a non-diversified fund whose objective is high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers. The Global Strategy Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Global Strategy Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Global Strategy Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Strategy Focus Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar denominated securities and other assets and liabilities resulting from currency fluctuations. There can be no assurance that the Global Strategy Focus Fund will achieve its investment objective. Investing on an international basis involves special considerations. See "Other Investments and Risks" below.

      The Global Strategy Focus Fund seeks to achieve its objective by investing primarily in the securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. There are no prescribed limits on the geographical allocation of the Fund among these regions. Such allocation will be made primarily on the basis of the anticipated total return from investments in the securities of issuers wherever located, considering such factors as the condition and growth potential of the various economies and securities markets and the issuers domiciled therein, anticipated movements in interest rates in the various capital markets and in the value of foreign currencies relative to the US dollar, tax considerations and economic, social, financial, national and political factors which may affect the climate for investing within such securities markets. When, in the judgment of Merrill Lynch Asset Management L.P. (the "Investment Adviser"), economic or market conditions warrant, the Fund reserves the right to concentrate its investments in one or more capital markets, including the United States. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The corporate debt securities, including convertible debt securities, in which the Fund may invest will be rated BBB or better by Standard and Poor's Ratings Group ("Standard & Poor's") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or, in the opinion of the Investment Adviser, of comparable quality. The Fund may also invest in debt obligations issued or guaranteed by sovereign governments, political subdivisions thereof (including states, provinces and municipalities) or their agencies or instrumentalities or issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or development ("supranational entities") such as the International Bank for Reconstruction and Development (the "World Bank") and the European Coal and Steel Community. Investments in securities of supranational entities are subject to the risk that member governments will fail to make required capital contributions and that a supranational entity will thus be unable to meet its obligations.

      When market or financial conditions warrant, the Global Strategy Focus Fund may invest as a temporary defensive measure up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash.

      The Global Strategy Focus Fund may use derivatives in connection with certain trading strategies. See Annex B of the Appendix to this Prospectus.

Other Investments and Risks

      In addition, the Global Strategy Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Global Strategy Focus Fund may also invest in securities of foreign issuers and may concentrate its investments in one or more countries. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. For additional information concerning the risks of investing in foreign securities, see "Other Portfolio Strategies--Foreign Securities" in the Appendix to this Prospectus.

      The Global Strategy Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. The Fund is also authorized to purchase and to write (i.e., sell) call and put options on securities held in its portfolio, securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase and to purchase put options on securities held in its portfolio and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value of rate (i.e. indexed and inverse securities).

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                      Merrill Lynch Basic Value Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Basic Value Focus Fund (the "Basic Value Focus Fund") is a diversified fund whose objectives are capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Basic Value Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Basic Value Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Basic Value Focus Fund's investment objectives and policies, please see page 4 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Financial Highlights.................................3    Portfolio Transactions and Brokerage..................A-11
  Investment Objectives and Policies...................4    Purchase of Shares....................................A-12
Appendix                                                    Redemption of Shares..................................A-12
  The Insurance Companies..............................A-1  Dividends, Distributions and Taxes....................A-12
  Investment Objectives and
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      To be filed by amendment.

                                                                                                  Basic Value
                                                                                                  Focus Fund
                                                                                                  (Class B)
                                                                                                For the Period
                                                                                              November 3, 1997 to
Increase (Decrease) in Net Asset Value:                                                        December 31, 1997
                                                                                              -------------------
Per Share Operating Performance:
Net asset value, beginning of period.................................................            _______________
Investment income--net...............................................................            _______________
Realized and unrealized gain on investments--net.....................................            _______________
Total from investment operations.....................................................            _______________
Net asset value, end of period.......................................................            _______________
----------------------------------------------------------------------------------------------------------------
Total Investment return:**
Based on net asset value per share...................................................            _______________
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses.............................................................................            _______________
Investment income--net...............................................................            _______________
----------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands).............................................            _______________
Portfolio turnover...................................................................            _______________
Average commission rate paid.........................................................            _______________
----------------------------------------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the Basic Value Focus Fund are to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. There can be no assurance that the Basic Value Focus Fund will achieve its investment objectives. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The investment policy of the Basic Value Focus Fund is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, management believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, management believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, management believes that market prices of securities with relatively high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings ratios are more favorably positioned to benefit from favorable, but generally unanticipated, events. This investment policy departs from traditional philosophy. Management of the Fund believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

      The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Basic Value Focus Fund's portfolio generally will have significant representation in this secondary segment of the market. The basic orientation of the Fund's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts.

      Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Basic Value Focus Fund also may invest in preferred stocks and non-convertible debt securities rated investment grade and utilize covered call options with respect to portfolio securities as described in Annex B to the Appendix of this Prospectus. The Fund reserves the right as a defensive measure to hold other types of securities, including U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. The Fund may invest up to 10% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

      In addition, the Basic Value Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund is also authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options.

PROSPECTUS
April ___, 1998

                      Merrill Lynch Global Bond Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Global Bond Focus Fund, formerly, the Merrill Lynch World Income Focus Fund, (the "Global Bond Focus Fund") is a non-diversified fund whose objective is high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Global Bond Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock for the Global Bond Focus are issued for each Fund. The Company is offering shares of its Class B Common Stock pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this five page document and the attached Appendix. For more information on the Global Bond Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Bond Focus Fund is to seek to provide shareholders a high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units. The Fund will, under normal conditions, invest at least 90% of its total assets in such fixed income securities. In pursuing its investment objective, the Global Bond Focus Fund will allocate its investments among different types of fixed income securities denominated in various currencies based upon Merrill Lynch Asset Management L.P.'s (the "Investment Adviser") analysis of the yield, maturity, potential appreciation and currency considerations affecting such securities. There can be no assurance that the Global Bond Focus Fund will achieve its investment objective. Investing on an international basis involves special considerations. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The Global Bond Focus Fund may invest in United States and foreign government and corporate fixed income securities that have a credit rating of A or better by Standard & Poor's Rating Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") or commercial paper rated A-1 by Standard & Poor's or Prime- 1 by Moody's or obligations that the Investment Adviser has determined to be of similar creditworthiness. The Fund may purchase fixed income securities issued by United States or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities") or issued or guaranteed by international organizations designated or supported by multiple governmental entities to promote economic reconstruction or development ("supranational entities").

      International Investing. The Global Bond Focus Fund may invest in fixed income securities denominated in any currency or multinational currency unit. An illustration of a multinational currency unit is the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Community, a Western European economic cooperative association including France, Germany, the Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities (described further below), in particular, issue ECU-denominated obligations. The Fund may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. See "Other Investments and Risks" below.

      It is anticipated that under current conditions the Global Bond Focus Fund will invest primarily in marketable securities denominated in the currencies of the United States, Canada, Western European nations, New Zealand and Australia, as well as in ECUs. Further, it is anticipated that such securities will be issued primarily by entities located in such countries and by supranational entities. Under normal conditions, the Fund's investments will be denominated in at least three currencies or multinational currency units. Under certain adverse conditions, the Fund may restrict the financial markets or currencies in which its assets will be invested. The Fund presently intends to invest its assets solely in the United States financial markets or United States dollar-denominated obligations only for temporary defensive purposes.

      The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a foreign government. The Global Bond Focus Fund will invest in foreign government securities of issuers considered stable by the Investment Adviser. While investments in foreign government debt securities may involve special risks, the Investment Adviser does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

      Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter--American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

      Allocation of Investments. In seeking to meet its investment objective, high current income will be only one of the factors that the Investment Adviser will consider in selecting portfolio securities for the Global Bond Focus Fund. As a general matter, in evaluating investments for the Fund, the Investment Adviser will consider, among other factors, the relative levels of interest rates prevailing in various countries, the potential appreciation of such investments in their denominated currencies and, for debt instruments not denominated in US dollars, the potential movement in the value of such currencies compared to the US dollar. Additionally, the Fund, in seeking capital appreciation, may invest in relatively low yielding instruments in expectation of favorable currency fluctuations or interest rate movements, thereby potentially reducing the Fund's current yield. In seeking income, the Fund may invest in short term instruments with relatively high yields (as compared to other debt securities) meeting the Fund's investment criteria, notwithstanding that the Fund may not anticipate that such instruments will experience substantial capital appreciation.

      The average maturity of the Global Bond Focus Fund's portfolio securities will vary based upon the Investment Adviser's assessment of economic and market conditions. As with all fixed income securities, changes in market yields will affect the Fund's asset value as the prices of portfolio securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do shorter-term securities. The Global Bond Focus Fund does not expect the average maturity of its portfolio to exceed ten years.

Other Investments and Risks

      In addition, the Global Bond Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Global Bond Focus Fund may also from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. The value of the Global Bond Focus Fund's holdings denominated in currencies other than the US dollar and the unrealized appreciation or depreciation of those investments insofar as United States investors are concerned will be affected by changes in the value of such currencies relative to the US dollar. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Such currency fluctuations may have a substantial impact on the value of the Fund's holdings. The Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses. The Global Bond Focus Fund may also invest in debt securities issued by foreign governments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix and Annex B of the Appendix to this Prospectus.

      The Global Bond Focus Fund is also authorized to write (i.e., sell) and to purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities).

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options and futures.

PROSPECTUS
April ___, 1998

                     Merrill Lynch Global Utility Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Global Utility Focus Fund, (the "Global Utility Focus Fund") is a diversified fund whose objective is capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser (defined below), primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Global Utility Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Global Utility Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this seven page document and the attached Appendix. For more information on the Global Utility Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Utility Focus Fund is to seek both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Merrill Lynch Asset Management, L.P. (the "Investment Adviser"), primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. There can be no assurance that the Global Utility Focus Fund will achieve its investment objective. The Fund may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk, as described in Annex B to the Appendix to this Prospectus. Investing on an international basis involves special considerations. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The Global Utility Focus Fund at all times, except during temporary defensive periods, will maintain at least 65% of its total assets invested in equity and debt securities issued by domestic and foreign companies in the utilities industries. The Fund reserves the right to hold, as a temporary defensive measure or as a reserve for redemptions, short-term U.S. Government securities, money market securities, including repurchase agreements, or cash in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. Except during temporary defensive periods, such securities or cash will not exceed 20% of its total assets. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Investment Adviser expects the Fund's portfolio to be more geographically diversified. Under normal conditions, it is anticipated that the percentage of assets invested in U.S. securities will be higher than that invested in securities of any other single country. It is possible that at times the Fund may have 65% or more of its total assets invested in foreign securities.

      The Global Utility Focus Fund will invest in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities. The relative weightings among common stocks, debt securities and preferred stocks will vary from time to time based upon the Investment Adviser's judgment of the extent to which investments in each category will contribute to meeting the Fund's investment objective. Fixed income securities in which the Fund will invest generally will be limited to those rated investment grade, that is, rated in one of the four highest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") (i.e., securities rated at least BBB by Standard & Poor's or Baa by Moody's), or deemed to be of equivalent quality in the judgment of the Investment Adviser. Securities rated Baa by Moody's are described by it as having speculative characteristics and, according to Standard & Poor's, fixed income securities rated BBB normally exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. The Fund's commercial paper investments at the time of purchase will be rated "A-1" or "A-2" by Standard & Poor's or "Prime-1" or "Prime-2" by Moody's or, if not rated, will be of comparable quality as determined by the Investment Adviser. The Fund may also invest up to 5% of its total assets at the time of purchase in fixed income securities having a minimum rating no lower than Caa by Moody's or CCC by Standard & Poor's. The Fund may, but need not, dispose of any security if it is subsequently downgraded. For a description of ratings of debt securities, see Annex A to the Appendix to this Prospectus.

      A change in prevailing interest rates is likely to affect the Fund's net asset value because prices of debt and equity securities of utility companies tend to increase when interest rates decline and decrease when interest rates rise.

      Utility Industries--Description and Risks. Under normal circumstances, the Global Utility Focus Fund will invest at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), debt securities and preferred stocks of domestic and/or foreign companies in the utility industries. To meet its objective of current income, the Fund may invest in domestic utility companies that pay higher than average dividends, but have a lesser potential for capital appreciation. The average dividend yields of common stocks issued by domestic utility companies historically have significantly exceeded those of industrial companies' common stocks, while the prices of domestic utility stocks have tended to be less volatile than stocks of industrial companies. The Investment Adviser believes that the average dividend yields of common stocks issued by foreign utility companies have also historically exceeded those of foreign industrial companies' common stocks. To pursue its objective of capital appreciation, the Fund may invest in foreign utility companies that pay lower than average dividends, but have a greater potential for capital appreciation.

      The utility companies in which the Fund will invest include companies that are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

      Investments in utility industries bear certain risks, including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations which may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities in the portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

      Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future. The nature of regulation of the utility industries is evolving both in the United States and in foreign countries. Changes in regulation in the United States increasingly allow utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Investment Adviser believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may be less profitable. The Investment Adviser seeks to take advantage of favorable investment opportunities that are expected to arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

      Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to that in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the U.S., generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

      The principal sectors of the global utility industries are discussed below.

      Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies, in general, recently have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, certain of these companies generate cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates have declined, many utilities have refinanced high cost debt and in doing so have improved their fixed charges coverage. Regulators, however, have lowered allowed rates of return as interest rates have declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers.

      In the United States, the construction and operation of nuclear power facilities is subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning of such plants.

      In October 1993, Standard & Poor's stiffened its debt-ratings formula for the electric utility industry, stating that the industry is in long-term decline. In addition, Moody's stated that it expected a drop in the next three years in its average credit ratings for the industry. Reasons set forth for these outlooks included slowing demand and increasing cost pressures as a result of competition from rival providers.

      Telecommunications. The telephone industry is large and highly concentrated. Companies that distribute telephone services and provide access to the telephone networks comprise the greatest portion of this segment. Telephone companies in the United States are still experiencing the effects of the breakup of American Telephone & Telegraph Company, which occurred in 1984. Since 1984, companies engaged in telephone communication services have expanded their non-regulated activities into other businesses, including cellular telephone services, data processing, equipment retailing, computer software and hardware services, and financial services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than had been allowed in traditional regulated businesses. Increasing competition, technological innovations and other structural changes, however, could adversely affect the profitability of such utilities. Technological breakthroughs and the merger of telecommunications with video and entertainment is now associated with the expansion of the role of cable companies as providers of utility services in the telecommunications industry and the competitive response of traditional telephone companies. Given mergers and certain marketing tests currently underway, it is likely that both traditional telephone companies and cable companies will soon provide a greatly expanded range of utility services, including two-way video and informational services.

      Gas. Gas transmission companies and gas distribution companies are also undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decades, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition.

      Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world, the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth.

      Investment Outside the Utility Industries. The Global Utility Focus Fund is permitted to invest up to 35% of its assets in securities of issuers that are outside the utility industries. Such investments may include common stocks, debt securities or preferred stocks and will be selected to meet the Fund's investment objective of both capital appreciation and current income. These securities may be issued by either U.S. or non-U.S. companies. Some of these issuers may be in industries related to utility industries and, therefore, may be subject to similar risks. Securities that are issued by foreign companies or are denominated in foreign currencies are subject to certain risks. See "Other Investments and Risks" below.

      The Global Utility Focus Fund is also permitted to invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in securities issued or guaranteed by foreign governments. Foreign government securities are typically denominated in foreign currencies and are subject to the currency fluctuation and other risks of foreign securities investments. The foreign government securities in which the Fund intends to invest generally will consist of obligations supported by national, state or local governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, including international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank.

      Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units. An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain of the twelve member states of the European Economic Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national or local government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities will not be considered government securities for purposes of determining the Fund's compliance with diversification and concentration policies.

Other Investments and Risks

      In addition, the Global Utility Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Global Utility Focus Fund may also invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce the Fund's net investment income. The Global Utility Focus Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in the foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. The Global Utility Focus Fund may also engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

      The Global Utility Focus Fund may from time to time enter into standby commitment agreements, engage in transactions in futures, invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed securities), and, is authorized to write (i.e., sell) call and put options and purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, and to purchase put options on securities held in its portfolio.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                  Merrill Lynch International Equity Focus Fund of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch International Equity Focus Fund, (the "International Equity Focus Fund") is a diversified fund whose objectives are capital appreciation and, secondarily, income, through investment in securities, principally equities, of issuers in countries other than the United States. The International Equity Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the International Equity Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this five page document and the attached Appendix. For more information on the International Equity Focus Fund's investment objectives and policies, please see page 3 of this documents and the Appendix.

      THE INTERNATIONAL EQUITY FOCUS FUND MAY INVEST IN HIGH YIELD - HIGH RISK SECURITIES (INCLUDING "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS--RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives of the International Equity Focus Fund are to seek capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the International Equity Focus Fund will achieve its investment objectives. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B of the Appendix to this Prospectus. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. The Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The International Equity Focus Fund will invest in an international portfolio of securities of foreign companies located throughout the world. While there are no prescribed limits on the geographic allocation of the Fund's investments, management of the Fund anticipates that a substantial portion of its assets will be invested in the developed countries of Europe and the Far East. For the reasons stated below, management of the Fund will give special attention to investment opportunities in the developing countries of the world, including, but not limited to Latin America, the Far East and Eastern Europe. It is anticipated that a significant portion of the Fund's assets may be invested in such developing countries.

      The allocation of the International Equity Focus Fund's assets among the various foreign securities markets will be determined by Merrill Lynch Asset Management, L.P. (the "Investment Adviser") based primarily on its assessment of the relative condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Within such allocations, the Investment Adviser will seek to identify equity investments in each market that are expected to provide a total return that equals or exceeds the return of such market as a whole.

      A significant portion of the International Equity Focus Fund's assets may be invested in developing countries. This allocation of the Fund's assets reflects the belief that attractive investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain developing countries with smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand), which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Because of the general illiquidity of the capital markets in certain developing countries, the Fund may invest in a relatively small number of leading or relatively actively traded companies in the capital markets of such a country in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of that country's capital markets as a whole.

      While the International Equity Focus Fund will primarily emphasize investments in common stock, the Fund may also invest in preferred stocks, convertible debt securities and other instruments the return on which is linked to the performance of a common stock or a basket or index of common stocks (collectively, "equity securities"). The Fund may also invest in non-equity securities, including debt securities, cash or cash equivalents denominated in US dollars or foreign currencies and short-term securities, including money market instruments. Under certain adverse investment conditions, for defensive purposes, the Fund may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in short-term obligations of U.S. issuers. Investments made for defensive purposes will be maintained only during periods in which the Investment Adviser determines that economic or financial conditions are adverse for holding or being fully invested in equity securities of foreign issuers.

      The International Equity Focus Fund also may invest up to 35% of its net assets in longer-term, non-convertible debt securities emphasizing debt securities which offer the opportunity for capital appreciation. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the Fund.

      The International Equity Focus Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

      Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Other Investments and Risks

      In addition, the International Equity Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale.

      The International Equity Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or that the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

      The Fund may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

      The International Equity Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the International Equity Focus Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

      The International Equity Focus Fund may also invest a significant portion of its assets in securities of foreign issuers in smaller capital markets. Foreign investments involve risks that are often heightened for investments in smaller capital markets. There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. Furthermore, smaller capital markets have substantially less volume than United States markets so securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

      The International Equity Focus Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, engage in transactions in futures and options thereon, and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e. indexed and inverse securities).

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

               Merrill Lynch Developing Capital Markets Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Developing Capital Markets Focus Fund, (the "Developing Capital Markets Focus Fund") is a non-diversified fund whose objective is long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets.The Developing Capital Markets Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Developing Capital Markets Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this six page document and the attached Appendix. For more information on the Developing Capital Markets Focus Fund's investment objective and policies, please see page 4 of this document and the Appendix.

      THE DEVELOPING CAPITAL MARKETS FOCUS FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS--RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Financial Highlights.................................3    Portfolio Transactions and Brokerage..................A-11
  Investment Objectives and Policies...................4    Purchase of Shares....................................A-12
Appendix                                                    Redemption of Shares..................................A-12
  The Insurance Companies..............................A-1  Dividends, Distributions and Taxes....................A-12
  Investment Objectives and
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                              FINANCIAL HIGHLIGHTS

      To be filed by amendment.

                                                                                              Developing Capital
                                                                                              Markets Focus Fund
                                                                                                   (Class B)
                                                                                                For the Period
                                                                                              November 3, 1997 to
Increase (Decrease) in Net Asset Value:                                                        December 31, 1997
                                                                                            ----------------------
Per Share Operating Performance:
Net asset value, beginning of period.................................................            _______________
Investment income--net...............................................................            _______________
Realized and unrealized loss on investments and foreign currency
transactions--net....................................................................            _______________
Total from investment operations.....................................................            _______________
Net asset value, end of period.......................................................            _______________
----------------------------------------------------------------------------------------------------------------
Total Investment return:**
Based on net asset value per share...................................................            _______________
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement.......................................................            _______________
Expenses.............................................................................            _______________
Investment income--net...............................................................            _______________
----------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands).............................................            _______________
Portfolio turnover...................................................................            _______________
Average commission rate paid.........................................................            _______________
----------------------------------------------------------------------------------------------------------------

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Developing Capital Markets Focus Fund is to seek long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective. The Developing Capital Markets Focus Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      For purposes of its investment objective, the Developing Capital Markets Focus Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. Currently, these four countries are Japan, the United Kingdom, the United States and Germany. At December 31, 1997, those countries' equity market capitalizations totalled approximately [ ]% of the world's equity market capitalization according to data provided by Morgan Stanley Capital International. The Fund will at all times, except during defensive periods, maintain investments in at least three countries having smaller capital markets.

      The Developing Capital Markets Focus Fund seeks to benefit from economic and other developments in smaller capital markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand) which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries (such as France, the Netherlands and Spain), although having relatively mature smaller capital markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

      Many investors, particularly individuals, lack the information, capability or inclination to invest in countries having smaller capital markets. It also may not be permissible for such investors to invest directly in certain such markets. Unlike many intermediary investment vehicles, such as closed-end investment companies that invest in a single country, the Fund intends to diversify investment risk among the capital markets of a number of countries. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country.

      In its investment decision-making, Merrill Lynch Asset Management, L.P. (the "Investment Adviser") will emphasize the allocation of assets among certain countries' capital markets, rather than the selection of particular industries or issuers. Because of the general illiquidity of the capital markets in some countries, the Fund may invest in a relatively small number of leading or actively traded companies in a country's capital markets in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of the country's capital markets as a whole.

      The Developing Capital Markets Focus Fund also may invest in debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. See "Other Investments and Risks" below. Such income can be used, however, to offset the operating expenses of the Fund.

      The Developing Capital Markets Focus Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

      Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

      For purposes of the Developing Capital Markets Focus Fund's investment objective, an issuer ordinarily will be considered to be located in the country where the primary trading market of its securities is located. The Fund, however, may consider a company to be located in countries having smaller capital markets, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such countries. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

      The Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets. Foreign investments involve risks, which are often heightened for investments in smaller capital markets, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. In addition, certain foreign investments may be subject to foreign withholding taxes. See "Other Investments and Risks" below.

      There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets. Furthermore, smaller capital markets have substantially less volume than United States markets so securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. See "Other Portfolio Strategies -- Foreign Securities" in the Appendix to this Prospectus.

Other Investments and Risks

      In addition, the Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale.

      The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

      The Developing Capital Markets Focus Fund invests in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks that are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, confiscatory taxation, high rates of inflation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. In addition, net investment income earned by the Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments, which will reduce the Fund's net investment income. The Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies --Foreign Securities" in the Appendix to this Prospectus.

      The Developing Capital Markets Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

      The Developing Capital Markets Focus Fund may from time to time enter into standby commitment agreements and is authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio, may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed and inverse securities).

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed and inverse securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                       Merrill Lynch Government Bond Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Government Bond Fund, formerly, Merrill Lynch Intermediate Government Bond Fund (the "Government Bond Fund") is a diversified fund whose objective is the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. The Government Bond Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Government Bond Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this three page document and the attached Appendix. For more information on the Government Bond Fund's investment objective and policies, please see page 3 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Government Bond Fund is to seek the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, all or substantially all of the Fund's assets will be invested in such securities. Depending on market conditions, an average maturity of six to fifteen years is anticipated. When, in the opinion of management, prevailing market or economic conditions warrant, a portion of the Fund may be invested in money market securities or a liquid asset fund to effectively utilize cash reserves. There can be no assurance that the Government Bond Fund will achieve its investment objective.

      Certain of the securities in which the Government Bond Fund invests are supported by the full faith and credit of the U.S. Government, such as U.S. Treasury obligations. Other of the securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government but are issued by U.S. Government agencies, instrumentalities or government-sponsored enterprises. Such securities are generally supported only by the credit of the agency, instrumentality or enterprise issuing the security and are generally considered to have a low principal risk. However, because of the longer-term maturities of the securities in which the Fund will invest, interest rate fluctuations may adversely affect the market value of such securities. As interest rates rise, the value of fixed-income securities will fall, adversely affecting the net asset value of the Fund. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The U.S. Treasury Department has enacted regulations prescribing diversification standards to be met by investment company portfolios to which the investment base for any variable annuity policy has been allocated as a condition to such policies being treated as variable annuity contracts under the Internal Revenue Code of 1986, as amended. The regulations limit the percentage of the total assets of any investment company portfolio which may be invested in securities of any five or fewer issuers, including a requirement that no more than 55% of a portfolio's total assets be invested in the securities of any one issuer. Direct obligations of the U.S. Treasury are not excepted from the diversification requirements. Each government agency or instrumentality issuing, guaranteeing or insuring securities will be treated as a separate issuer for purposes of the diversification standards.

      In addition, the Government Bond Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Fund may also invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities.

PROSPECTUS
April ___, 1998

                          Merrill Lynch Index 500 Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Index 500 Fund (the "Index 500 Fund") is a non-diversified fund whose objective is investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Index 500 Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Index 500 Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Index 500 Fund's investment objective and policies, please see page 3 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Index 500 Fund is to seek to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. The Fund may not be appropriate as the exclusive investment to fund a variable annuity or variable life insurance contract ("Contract") for all Contract owners.

      The S&P 500 Index is a market-weighted index composed of 500 common stocks issued by companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the U.S. The composition of the S&P 500 Index is determined by Standard & Poor's Rating Group ("Standard & Poor's"), a division of the McGraw-Hill Companies, Inc. Standard & Poor's criteria for selecting common stocks to include in the S&P 500 Index is based on factors such as market capitalization, trading activity and the adequacy of representation of particular industries, and favors U.S.-traded stocks of large companies that are among the most dominant in their industries. The S&P 500 Index is generally considered broadly representative of the performance of large-capitalization publicly traded common stocks in the U.S. The inclusion of a stock in the S&P 500 Index does not imply that Standard & Poor's believes the stock to be an attractive investment.

      The Index 500 Fund will not attempt to buy or sell securities based on Merrill Lynch Asset Management, L.P.'s (the "Investment Adviser") economic, financial or market analysis, but will instead employ a "passive" approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to be strongly correlated with that of the S&P 500 Index. The Index 500 Fund may invest in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in the S&P 500 Index, or may invest in a statistically selected sample of the 500 stocks which comprise the S&P 500 Index designed, based on market capitalizations, industry weightings and financial attributes, to have aggregate investment characteristics similar to those of the S&P 500 Index as a whole. The Index 500 Fund may also (i) purchase common stocks not included in the S&P 500 Index as a proxy for certain common stocks included in the S&P 500 Index when the Investment Adviser believes it is an efficient means of replicating the performance of that index to do so, and (ii) invest in options and future contracts linked to the performance of the S&P 500 Index or of common stocks represented in the index.

      Under normal circumstances, it is expected that the Index 500 Fund will invest at least 90% (65% if the Index 500 Fund's assets are below $20 million) of its assets in common stocks represented in the S&P 500 Index and related options and futures contracts. The Index 500 Fund may invest a substantial portion of its assets in options and futures contracts in order to gain market exposure efficiently in the event of subscriptions, to maintain liquidity in the event of redemptions and to minimize trading costs. The Index 500 Fund may also invest in short-term fixed income instruments as cash reserves. The Index 500 Fund will not invest in short-term fixed income instruments, options or futures contracts for the purpose of implementing a defensive market strategy by lowering the Fund's exposure to common stocks to protect against a potential stock market decline, but instead will attempt to remain fully invested without regard to the Investment Adviser's market analysis. The Fund may, however, hold short-term fixed income instruments for temporary cash management purposes.

      The foregoing investment techniques are expected to be an effective means of substantially duplicating the aggregate price and yield performance of the S&P 500 Index at such times when the Index 500 Fund is not fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. To the extent the Index 500 Fund utilizes the foregoing investment techniques, the Fund may not track the S&P 500 Index with the same degree of accuracy as the Fund would if it were fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. However, the principal advantage of the foregoing investment techniques is to provide an efficient means to invest in the universe of stocks of the S&P 500 Index. The Fund is expected to provide broad diversification, and will seek to operate at low costs due to its "passive" approach to portfolio management and anticipated low portfolio turnover rate.

      In addition, the Index 500 Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended and which therefore may be subject to restrictions on their transfer or resale. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the S&P 500 Index. See "Other Portfolio Strategies--Foreign Securities" in the Appendix to this Prospectus. The Fund is also authorized to write (i.e., sell) and purchase call and put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio and may engage in transactions in futures and may invest in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities). A further discussion of the investments described in this paragraph and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus which includes a discussion of certain portfolio strategies relating to indexed securities, options and futures.

PROSPECTUS
April ___, 1998

                     Merrill Lynch Global Growth Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Global Growth Focus Fund, (the "Global Growth Focus Fund") is a diversified fund whose objective is long-term growth of capital. The Global Growth Focus Fund will seek to achieve its investment objective by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Global Growth Focus Fund should be considered a long-term investment and a vehicle for diversification and not as a balanced investment program. The Global Growth Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Global Growth Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this four page document and the attached Appendix. For more information on the Global Growth Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Global Growth Focus Fund is to seek long-term growth of capital. The Global Growth Focus Fund will seek to achieve its investment objective by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. There can be no assurance that the Global Growth Focus Fund will achieve its investment objective. The Global Growth Focus Fund may employ a variety of techniques, including derivative investments, in connection with certain trading strategies, including to hedge against market and currency risk, to enhance total return or to gain exposure to equity markets. See Annex B of the Appendix to this Prospectus. Investments on an international basis in foreign securities markets involve risks and special considerations not typically associated with investments in securities of United States issuers. See "Other Investments and Risks" below. The Fund should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program.

      Issuers may achieve above-average growth rates in earnings from a variety of factors including, but not limited to, above-average growth rates in sales, profit margin improvement, proprietary or niche products or services, leading market shares, and underlying strong industry growth. Management of the Fund believes that companies which possess above-average earnings growth frequently provide the prospect of above-average stock market returns, although such companies tend to have higher relative stock market valuations. Emphasis also will be given to companies having medium to large stock market capitalizations ($2 billion or more). Investment in companies with lower market capitalizations, especially those under $1 billion, may involve special risks including limited product lines, market or financial resources or a limited management group. In addition, many smaller company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements or may be more sensitive to market fluctuations, than stocks of larger companies.

      The Global Growth Focus Fund will emphasize investments in equity securities, primarily common stock, and, to a lesser extent, securities convertible into common stock, preferred stock, rights to subscribe for common stock and other investments the return on which is determined by the performance of a common stock or a basket or index of common stocks. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries. The Fund reserves the right, as a defensive measure and to provide for redemptions, to hold other types of securities, including non-convertible preferred stocks and debt securities rated investment grade by a nationally recognized statistical rating organization, U.S. Government and money market securities, including repurchase agreements, or cash, in such proportions, including up to 100%, as in the opinion of Merrill Lynch Asset Management L.P. (the "Investment Adviser") prevailing market or economic conditions warrant.

Other Investments and Risks

      In addition, the Global Growth Focus Fund may purchase certain securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

      Because a substantial portion of the Fund's assets may be invested in securities of non-U.S. issuers, an investor in the Fund should be aware of certain risk factors and special considerations relating to international investing, which may involve risks that are not typically associated with investments in the securities of U.S. issuers. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Fund invests heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes, These risks often are heightened for investments in smaller, emerging capital markets. For additional information concerning the risks of investing in foreign securities. See "Other Portfolio Strategies--Foreign Securities" in the Appendix to this Prospectus.

      The Global Growth Focus Fund may also engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund is also authorized to write (i.e., sell) and purchase both call and put options on securities held in its portfolio, securities indices the performance of which is substantially correlated with securities held in its portfolio or on securities it intends to purchase and may also invest in futures and in securities the potential return of which is based on the change in particular measurements of value or rate (i.e., indexed securities).

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix to this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to indexed securities, options, futures and foreign exchange transactions.

PROSPECTUS
April ___, 1998

                        Merrill Lynch Capital Focus Fund
                  of Merrill Lynch Variable Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

      Merrill Lynch Capital Focus Fund (the "Capital Focus Fund") is a diversified fund whose objective is the highest total investment return consistent with prudent risk. The Capital Focus Fund will seek to achieve its investment objective through a fully managed investment policy utilizing equity, debt (including money market) and convertible securities. The Capital Focus Fund is a separate fund of the Merrill Lynch Variable Series Funds, Inc. (the "Company"), an open-ended management investment company that has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund. The Company is offering shares of its Class B Common Stock for the Capital Focus Fund pursuant to this Prospectus. Each Fund's Class B Common Stock will be subject to a distribution fee at an annual rate of 0.15% of the Fund's average daily net assets attributable to the Class B Common Stock. This Prospectus consists of this five page document and the attached Appendix. For more information on the Capital Focus Fund's investment objective and policies, please see page 3 of this document and the Appendix.

      THE CAPITAL FOCUS FUND INVESTS OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS--RISKS OF HIGH YIELD SECURITIES" IN THE APPENDIX TO THIS PROSPECTUS.

                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
           AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

      THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL ___, 1998, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION ABOUT THE FUND. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.


------------------------------------------------------------------------------------------------------------------------
                                                   TABLE OF CONTENTS

                                                      Page                                                        Page
                                                      ----                                                        ----
  Investment Objectives and Policies...................3    Portfolio Transactions and Brokerage..................A-11
Appendix                                                    Purchase of Shares....................................A-12
  The Insurance Companies..............................A-1  Redemption of Shares..................................A-12
  Investment Objectives and                                 Dividends, Distributions and Taxes....................A-12
    Policies of the Funds..............................A-1  Performance Data......................................A-13
  Directors............................................A-8  Distribution Plan.....................................A-14
  Investment Adviser...................................A-8  Additional Information................................A-14
------------------------------------------------------------------------------------------------------------------------

                              --------------------

               Merrill Lynch Asset Management--Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

      No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the Statement of Additional Information, in connection with the offer made by this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or its Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy by the Company or by the Distributor in any State in which such offer to sell or solicitation of an offer to buy may not lawfully be made.

                        INVESTMENT OBJECTIVE AND POLICIES

      The Capital Focus Fund's investment objective is to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund shifts the emphasis among equity, debt (including money market) and convertible securities. This flexible, total investment return approach is called a "fully managed" investment policy. It distinguishes the Capital Focus Fund from other investment companies, which often seek either capital growth or current income. This approach permits management of the Fund to vary investment policy based on its evaluation of changes in economic and market trends. Total investment return is the aggregate of income and capital value changes. Consistent with this policy, the Capital Focus Fund's portfolio may, at any given time, be invested substantially in equity securities, corporate bonds or money market securities. It is the expectation of management that, over longer periods, a major portion of the Fund's portfolio will consist of equity securities of larger market capitalization, quality companies. There can be no assurance that the Fund will achieve its investment objective. The Capital Focus Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Annex B to the Appendix to this Prospectus.

      The Capital Focus Fund's investment philosophy is based on the belief that, as in the past, the structure of the United States' economy and the economies and securities markets of other countries will undergo continuous change. Thus, the fully managed approach puts maximum emphasis on investment flexibility. The two principal features of the Fund's management approach are flexibility and concentration in "quality" companies.

      Flexibility. The Capital Focus Fund's fully managed investment approach makes use of equity, debt (including money market) and convertible securities. Freedom to move among these different types of securities as prevailing trends change is the keystone of the Fund's investment policy.

      Concentration in "Quality" Companies. The earnings of quality companies generally tend to grow consistently. Their internal strengths--good financial resources, a strong balance sheet, satisfactory rate of return on capital, a good industry position and superior management skills--give the Fund confidence that these companies consistently will perform at high levels. The Fund considers quality companies to be those that conform most closely to these characteristics. Most of the Fund's equity portfolio is in the common stocks of these quality companies.

      Sometimes, to reduce risk and to achieve the highest total investment return, the Capital Focus Fund may invest in other securities:

      o Non-convertible, long-term debt securities, including "deep discount" corporate debt securities, mortgage-backed securities issued or guaranteed by governmental entities or private issuers, and debt securities issued or guaranteed by governments, their agencies and instrumentalities. Such debt securities generally will be "investment grade." However, the Fund has established no rating criteria for the debt securities in which it may invest, and the Fund may invest in securities that are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Services ("S&P") or which, in the judgment of Merrill Lynch Asset Management, L.P. (the "Investment Adviser") possess similar credit characteristics. Such securities, sometimes referred to as "high yield/high risk securities" or "junk bonds", are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. See "Other Investment and Risks" below and "Risks of High Yield Securities" in the Appendix to this Prospectus. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. The Fund does not intend to invest in excess of 35% of its total assets in securities that are rated below Baa by Moody's or below BBB by S&P or that the Investment Adviser believes have characteristics similar to those securities.

      o Convertible securities, i.e., fixed income issues that give the owner the option of a later exchange for common stock. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. The value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price for the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security will be governed principally by its investment value.

      o Cash or money-market securities to produce interest income during periods of defensive investment.

      The Investment Adviser expects that over longer periods a larger portion of the Fund's portfolio will consist of equity securities. However, the flexible fully managed investment approach enables the Fund to switch its emphasis to debt and convertible securities if, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. The Investment Adviser will determine the emphasis among equity and debt securities, including convertible securities, based on its evaluation as to the types of securities presently providing the opportunity for the highest total investment return consistent with prudent risk.

Other Investments and Risks

      In addition, the Capital Focus Fund may purchase securities that are not registered under the Securities Act of 1933, as amended, and which therefore may be subject to restrictions on their transfer or resale.

      The Capital Focus Fund may invest up to 25% of its total assets in securities of foreign issuers. Investments in securities of foreign issuers involve certain risks, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. To the extent such investments are subject to withholding or other taxes or to regulations relating to repatriation of assets, the Fund's distributable income will be reduced. The prices of securities in different countries may be subject to different economic, financial, political and social factors.

      The Capital Focus Fund may from time to time be invested in non-dollar-denominated securities of foreign issuers. Changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Furthermore, the Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. See "Other Portfolio Strategies --Foreign Securities" in the Appendix to this Prospectus.

      The Capital Focus Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or that the Investment Adviser believes will be in default. See "Risks of High Yield Securities" in the Appendix to this Prospectus.

      Among the risks to which an investment in the Capital Focus Fund is subject are interest rate risk and credit risk. Interest rate risk is the risk that the portion of the Fund's net asset value attributable to the Fund's fixed-income securities may fall when interest rates rise and rise when interest rates fall. In general, fixed-income securities with longer maturities will be subject to greater volatility resulting from interest rate fluctuations than will fixed-income securities with shorter maturities. Credit risk is the risk that an issuer of fixed-income securities that the Fund owns will not make timely payments of interest or repayments of principal from the issuer. Credit risk is generally greater in lower-rated securities.

      The Capital Focus Fund may invest in the securities of smaller or emerging growth companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

      The Capital Focus Fund may engage in transactions, such as currency swaps and purchasing and selling options on currencies, for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar. Although such instruments will be used with the intention of hedging against adverse currency movements, transactions in such instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective and may cause the Fund to realize losses.

      The Capital Focus Fund may from time to time write (i.e. sell) covered call options on its portfolio securities.

      A further discussion of the foregoing investments and the risks associated with such investments is set forth in the Appendix of this Prospectus, including Annex B of the Appendix to this Prospectus, which includes a discussion of certain portfolio strategies relating to options and foreign exchange transactions.

                    MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

                                    APPENDIX

            This Appendix constitutes part of the Prospectus for the Class B Shares of Merrill Lynch Domestic Money Market Fund, Merrill Lynch Reserve Assets Fund, Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Natural Resources Focus Fund, Merrill Lynch American Balanced Fund, Merrill Lynch Global Strategy Focus Fund, Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch International Equity Focus Fund, Merrill Lynch Developing Capital Markets Focus Fund, Merrill Lynch Government Bond Fund, Merrill Lynch Global Growth Focus Fund, Merrill Lynch Capital Focus Fund and Merrill Lynch Index 500 Fund (hereinafter referred to as the "Funds" or individually as a "Fund").


                                TABLE OF CONTENTS

THE INSURANCE COMPANIES....................................................A-1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS............................A-1

DIRECTORS..................................................................A-8

INVESTMENT ADVISER.........................................................A-8

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................A-11

PURCHASE OF SHARES........................................................A-12

REDEMPTION OF SHARES......................................................A-12

DIVIDENDS, DISTRIBUTIONS AND TAXES........................................A-12

PERFORMANCE DATA..........................................................A-13

DISTRIBUTION PLAN.........................................................A-14

ADDITIONAL INFORMATION....................................................A-14

ANNEX A --        DESCRIPTION OF TEMPORARY INVESTMENTS
                  AND CORPORATE BOND RATINGS.........................Annex A-1

ANNEX B --        DESCRIPTION OF DERIVATIVE INSTRUMENTS..............Annex B-1

                                    APPENDIX

                             THE INSURANCE COMPANIES

      Shares of the Funds currently are sold to separate accounts ("Separate Accounts") of Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York"), as well as other insurance companies not affiliated with MLLIC or ML of New York (together with MLLIC and ML of New York, "Insurance Companies") to fund certain variable life insurance contracts and/or variable annuities (together, "Contracts") issued by such companies. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. The Contract is described in the prospectus for each Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies. MLLIC and ML of New York are wholly owned subsidiaries of ML&Co., as is the Investment Adviser.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Investment Objectives

      Each Fund of the Company has a different investment objective, which it pursues through separate investment policies as described in the Fund's Prospectus (of which this Appendix is a part). The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Each Fund is classified as "diversified," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act" or the "Act") except for the Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, and the Natural Resources Focus Fund, each of which is classified as "non-diversified." The investment objectives and classification of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected.

      Fixed Income Security Ratings. No Fund other than the Developing Capital Markets Focus Fund, the High Current Income Fund, the Capital Focus Fund and the International Equity Focus Fund invests in fixed-income securities rated below investment grade (i.e., securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Group ("Standard & Poor's") at the time of investment). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics, which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Annex A of this Appendix for a fuller description of corporate bond ratings.

Non-Diversified Funds

      The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Index 500, and Natural Resources Focus Funds are classified as non-diversified investment companies under the Investment Company Act. However, each Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code" or the "Internal Revenue Code"). To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.

Investment Restrictions

      The Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Company's outstanding voting securities (including a majority of the shares of each Fund). Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

Other Portfolio Strategies

      Restricted Securities. Each of the Funds is subject to limitations on the amount of illiquid securities it may purchase; however, each Fund may purchase without regard to that limitation certain securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), including
(a) commercial paper exempt from registration under Section 4(2) of the Securities Act, and (b) securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities sold under Rule 144A that are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

      Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

      Foreign Securities. The Basic Value Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus, High Current Income, International Equity Focus, Natural Resources Focus, Prime Bond, Quality Equity, Global Growth Focus, Capital Focus and Reserve Assets Funds may invest in securities of foreign issuers. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of economic, political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. Foreign legal systems may differ from the U.S. legal system, and if it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund that may invest in foreign securities, other than the Natural Resources Focus and Global Strategy Focus Funds, will concentrate its investments in any particular country. The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Global Growth Focus Fund and Natural Resources Focus Funds may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may directly affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund of the Company other than the Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Global Utility Focus, International Equity Focus, Natural Resources Focus, Global Growth Focus, Capital Focus Fund and Quality Equity Funds will purchase only securities issued in dollar denominations.

      The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for a Fund's portfolio as a whole. This negative correlation also may offset unrealized gains a Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

      Each of the International Equity Focus Fund and Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets, while each of the other Funds which is permitted to invest in foreign securities may from time to time invest in securities of such foreign issuers. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, that are often heightened for investments in smaller capital markets.

      There may be less publicly available information about an issuer in a foreign market, particularly one in a smaller capital market, than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

      Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

      As a result, management of a Fund that invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country.

A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

      Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

      As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

      The Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund, Capital Focus Fund and the Global Growth Focus Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Funds may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository's transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

      The Developing Capital Markets Focus and International Equity Focus Funds intend to invest in securities of foreign issuers in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

      A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Developing Capital Markets Focus, Global Growth Focus and International Equity Focus Funds each may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

      In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict a Fund's investments in certain foreign banks and other financial institutions.

      Rules adopted under the Investment Company Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or the Funds may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

      Lending of Portfolio Securities. Each Fund of the Company may from time to time lend securities (but not in excess of 20%, or in the case of the Global Growth Focus Fund 33 1/3%) of its total assets from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund.

      Forward Commitments. Each of the Funds may purchase securities on a when-issued basis, and they may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund entering into such transactions will maintain a segregated account with its custodian of cash or liquid securities in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and purchase transactions.

      Standby Commitment Agreements. The Developing Capital Markets Focus, Global Utility Focus, Global Growth Focus and High Current Income Funds may from time to time enter into standby commitment agreements. Such agreements commit the respective Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price.

      Portfolio Strategies Involving Indexed and Inverse Securities, Options, Futures and Foreign Exchange Transactions. Certain Funds may use derivative instruments, including indexed and inverse securities, options and futures and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks. Each Fund's use of these instruments and the associated risks are described in detail in Annex B of the Appendix attached to this Prospectus.

Risks of High Yield Securities

      The Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund may invest a substantial portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

      In an effort to minimize the risk of issuer default or bankruptcy, the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund each will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect a Fund from widespread defaults brought about by a sustained economic downturn.

      High yield securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividend to shareholders.

      High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the Developing Capital Markets Focus Fund, High Current Income Fund, International Equity Focus Fund and Capital Focus Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund's portfolio securities than in the case of securities trading in a more liquid market.

      It is expected that a significant portion of the high yield securities acquired by the Capital Focus Fund will be purchase upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Capital Focus Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Capital Focus Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

      Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

      Sovereign Debt. The junk bonds in which the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

      Holders of sovereign debt, including the Developing Capital Markets Focus Fund, High Current Income Fund, Capital Focus Fund and International Equity Focus Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

Insurance Law Restrictions

      In order for shares of the Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

      The New York insurance law requires that investments of each Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

Other Considerations

      The Investment Adviser will use its best efforts to assure that each Fund of the Company complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

                                    DIRECTORS

      The Directors of the Company consist of six individuals, five of whom are not "interested persons" of the Company as defined in the Investment Company Act of 1940. The Directors of the Company are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of the investment companies by the Investment Company Act of 1940. The Board of Directors elects officers of the Company annually.

      The Directors of the Company and their principal employment are as follows:

      ARTHUR ZEIKEL1-Chairman of the Investment Adviser and its affiliate, Fund Asset Management, L.P. ("FAM"); Chairman and Director of Princeton Services, Inc. ("Princeton Services"); and Executive Vice President of ML&Co..

      JOE GRILLS-Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA"); Member of CIEBA's Executive Committee; and Member of the Investment Advisory Committee of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director, Duke Management Company, LaSalle Street Fund and Kimco Realty Corporation.

      WALTER MINTZ-Special Limited Partner of Cumberland Partners (investment partnership).

      ROBERT S. SALOMON, JR.-Principal of STI Management (investment adviser).

      MELVIN R. SEIDEN-Director of Silbanc Properties, Ltd. (real estate, consulting and investments).

      STEPHEN R. SWENSRUD-Chairman Fernwood Advisors (investment adviser); Principal, Fernwood Associates (financial consultants)

                               INVESTMENT ADVISER

      Merrill Lynch Asset Management L.P. ("MLAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., is the investment adviser (the "Investment Adviser") for the Fund. The general partner of the Investment Adviser is Princeton Services, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: Box 9011, Princeton, New Jersey 08543-9011). The Investment Adviser or its affiliate, Fund Asset Management, L.P. ("FAM"), acts as the investment adviser for over 140 other registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. In the aggregate, as of December 31, 1997, MLAM and FAM had a total of approximately $287.0 billion in investment company and other portfolio assets under management including assets of certain affiliates.

      While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Company, the Investment Advisory Agreements provide that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Funds and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Funds, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Company (certain of which it may delegate to third parties) and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreements. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

--------

1 Interested person, as defined in the Investment Company Act of 1940, of the Company.

      During the Company's fiscal year ended December 31, 1997, the advisory fees expense incurred by the Company totaled $30,733,366 of which $107,029 related to the Reserve Assets Fund (representing .50% of its average net assets), $2,226,345 related to the Prime Bond Fund (representing .42% of its average net assets), $2,277,140 related to the High Current Income Fund (representing .47% of its average net assets), $3,629,013 related to the Quality Equity Fund (representing .44% of its average net assets), $3,466,085 related to the Special Value Focus Fund (representing .75% of its average net assets), $415,327 related to the Index 500 Fund (representing .30% of its average net assets) of which $79,567 was voluntarily waived by MLAM, $241,712 related to the Natural Resources Focus Fund (representing .65% of its average net assets), $1,102,076 related to the American Balanced Fund (representing .55% of its average net assets), $1,549,078 related to the Domestic Money Market Fund (representing .50% of its average net assets), $5,860,619 related to the Global Strategy Focus Fund (representing .65% of its average net assets), $3,489,377 related to the Basic Value Focus Fund (representing .60% of its average net assets), $483,479 related to the Global Bond Focus Fund (representing .60% of its average net assets), $813,756 related to the Global Utility Focus Fund (representing .60% of its average net assets), $3,089,994 related to the International Equity Focus Fund (representing .75% of its average net assets), $1,306,661 related to the Developing Capital Markets Focus Fund (representing 1.00% of its average net assets) of which $217,067 was voluntarily waived by MLAM, $675,675 related to the Government Bond Focus Fund (representing .50% of its average net assets) of which $78,164 was voluntarily waived by MLAM.

      During the Company's fiscal year ended December 31, 1997, the total operating expenses attributable to the Class B Shares of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, expressed as a percentage of each Fund's average net assets, were as follows: 0.96% of the Special Value Focus Fund's average net assets, 0.82% of the Basic Value Focus Fund's average net assets, and 1.58% of the Developing Capital Markets Focus Fund's average net assets.

      The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

      The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on shares of Class B Common Stock, paid by each Fund in a given year to 1.25% of its average daily net assets (the "Reimbursement Agreements"). The Reimbursement Agreement provides that any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA.

      The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

Code of Ethics

      The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

      The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).

Portfolio Managers

      The following is information with respect to the Portfolio Managers for each of the Company's Funds.

      Thomas R. Robinson has served as the Portfolio Manager of the American Balanced Fund, Global Strategy Focus Fund and Quality Equity Fund since November 1995, and is primarily responsible for each such Fund's day-to-day management. He has served as a Senior Portfolio Manager of MLAM since November 1995. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

      Kevin Rendino has served as the Basic Value Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since December 1993; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

      Daniel V. Szemis has served as the Portfolio Manager of the Special Value Focus Fund (formerly, the Equity Growth Fund) since May 1997 and became the Co-Portfolio Manager in January 1998. He, together with R. Elise Baum, is primarily responsible for the day-to-day management of the Special Value Focus Fund. Mr. Szemis has served as Vice President of MLAM since 1996. From 1990 to 1996, Mr. Szemis was a portfolio manager with Prudential Mutual Fund Investment Management Advisors.

      Walter Rogers has served as the Global Utility Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1987.

      Aldona Schwartz has served as the High Current Income Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1991 and employee of the Investment Adviser since 1986.

      Andrew Bascand has served as the International Equity Focus Fund's Co-Portfolio Manager since July 1993 and became sole Portfolio Manager in March 1997. He is primarily responsible for the Fund's day-to-day management. He has been the director of MLAM, U.K. and Vice President of Merrill Lynch Global Asset Management Limited (MLGAM) since 1993; Chief Economist with A.M.P. Investment
(NZ) in New Zealand from 1989 to 1993; Economic Adviser to the Chief Economist of the Reserve Bank of New Zealand from 1987 to 1989; and Senior Research Officer of the Bank of England's International Department from 1986 to 1987.

      Robert M. Shearer has served as the Natural Resources Focus Fund's Portfolio Manager since December 1997, and is primarily responsible for the Fund's day-to-day management. Mr. Shearer was an Associate Portfolio Manager of the Fund from September 1997 to December 1997. From 1996 to 1997 he was a Vice President and an Assistant Portfolio Manager at David L. Babson and Company, Incorporated. From 1993 to 1996 he was a Vice President/Sector Manager at Concert Capital Management. From 1988 to 1993 he was the Senior Energy Analyst at Fiduciary Trust Company International.

      Jay Harbeck has served as the Prime Bond Fund's and the Government Bond Fund's Portfolio Manager since July 1992 and May 1994 respectively, and is primarily responsible for each such Fund's day-to-day management. He has served as Vice President of MLAM since 1986.

      Jacqueline Rogers has served as the Portfolio Manager of the Domestic Money Market Fund and the Reserve Assets Fund since October 1996, and is primarily responsible for each such Fund's day-to-day management. She has served as Vice President of MLAM since January 1986.

      Paolo H. Valle has served as the Global Bond Focus Fund's Portfolio Manager since January 1998, and is primarily responsible for the Fund's day-to-day management. Mr. Valle has served as Vice President and Senior Portfolio Manager of MLAM since 1992.

      Grace Pineda has served as the Developing Capital Markets Focus Fund's Portfolio Manager since May 1994, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1989.

      Eric Mitofsky has served as the Index 500 Fund's Portfolio Manager since the Fund commenced operations in December 1996. He has served as a Vice President of MLAM since 1992, and was an employee of Merrill Lynch's Equity Trading Group from 1983 to 1992.

      R. Elise Baum has served as the Co-Portfolio Manager of the Special Value Focus Fund (formerly, the Equity Growth Fund) since January 1998, and, together with Daniel V. Szemis, is primarily responsible for the day-to-day management of the Fund. She has served as Vice President of MLAM since 1995; Senior Fund Analyst from 1994 to 1995; Fund Analyst from 1993 to 1994; and Consultant from 1992 to 1993.

      Kurt Schansinger is the Senior Portfolio Manager of the Capital Focus Fund and is primarily responsible for the day-to-day management of the Fund. He has served as Vice President of MLAM since January 1996. Prior to MLAM, he spent 12 years with Oppenheimer Capital, where he rose to Senior Vice President with various portfolio management, research and administrative responsibilities.

      Walter Cuje is the Associate Portfolio Manager of the Capital Focus Fund. Mr. Cuje has been an Associate Portfolio Manager of MLAM since October 1993 and a Vice President thereof since July 1991.

      Lawrence R. Fuller is the Portfolio Manager of the Global Growth Focus Fund. Mr. Fuller has been a Vice President of the Investment Adviser since 1992 and is responsible for the day-to-day management of the Fund's investment portfolio.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      None of the Company's Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the Company's portfolio decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

      Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis. The Securities and Exchange Commission has issued an order permitting the Company to conduct certain principal transactions with respect to the Domestic Money Market and Reserve Assets Funds with Merrill Lynch Government Securities Inc. and Merrill Lynch Money Markets Inc. in U.S. Government and Government agency securities, and certain other money market securities, subject to certain terms and conditions. During the fiscal year ended December 31, 1997, the Company engaged in 15 transactions pursuant to such order involving approximately $49.2 million of securities. For the year ended December 31, 1997, the Company paid brokerage commissions of $8,344,021, of which $302,843 was paid to Merrill Lynch.

                               PURCHASE OF SHARES

      The Company continuously offers shares of Class B Common Stock of the Basic Value Focus Fund, Developing Capital Markets Focus Fund and the Special Value Focus Fund to the Insurance Companies at prices equal to the respective per share net asset value of the Funds. Merrill Lynch Funds Distributor, Inc. (the "Distributor"), a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares.

      The Company will offer shares of Class B Stock in each of its other Funds to the Insurance Companies at the per share price of the Class A Common Stock of the corresponding Fund until such time as a share of Class B Common Stock is purchased, and thereafter, the Company will continuously offer shares of Class B Common Stock at prices equal to the respective per share net asset value of the Class B Common Stock of the Funds. The Distributor acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Additional Information--Determination of Net Asset Value."

      The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise.

                              REDEMPTION OF SHARES

      The Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      It is the Company's intention to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Company's Domestic Money Market and Reserve Assets Funds, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Domestic Money Market and Reserve Assets Funds (from the time of the immediate preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized and unrealized gains (other than realized long-term capital gains) and losses on its portfolio securities, (iii) less the estimated expenses of the respective Fund (including the fees payable to the Investment Adviser) applicable to that dividend period. Dividends on the Domestic Money Market and Reserve Assets Funds are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the Global Bond Focus, Government Bond, High Current Income and Prime Bond Funds are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Global Utility Focus Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the American Balanced, Basic Value Focus, Capital Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, Global Growth Focus, Index 500, International Equity Focus, National Resources Focus and Quality Equity Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

      All net realized long-term or short-term capital gains of the Company, if any, other than short-term capital gains of the Domestic Money Market and Reserve Assets Funds, are declared and distributed annually after the close of the Company's fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

Tax Treatment of the Company

      Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. One of the requirements to qualify for treatment as a regulated investment company under the Code is that a Fund, among other things, derive less than 30% of its gross income in each taxable year from gains (without deduction of losses) from the sale or other disposition of stocks, securities and certain options, futures or forward contracts held for less than three months. This requirement may limit the ability of certain Funds to dispose of certain securities at times when management of the Company might otherwise deem such disposition appropriate or desirable.

      If a Fund earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Fund receives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addition, the Fund may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

Tax Treatment of Insurance Companies as Shareholders

      Dividends paid by the Company from its ordinary income and distributions of the Company's net realized capital gains are includable in the respective Insurance Company's gross income. Distributions of the Company's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company's tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

                                PERFORMANCE DATA

      From time to time the average annual total return and yield of one or more of the Company's Funds for various specified time periods may be included in advertisements or information furnished by the Insurance Companies to present or prospective Contract owners. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company,
(ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the World Income Focus Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of each of the Global Bond Focus Fund and the Government Bond Fund, the performance information set forth herein and in the Statement of Additional Information for the fiscal year ended December 31, 1996 may not be indicative of such Fund's future performance.

      Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

      Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. Because no shares of Class B Common Stock of the Prime Bond Fund, the High Current Income Fund, the Global Bond Focus Fund and the Government Bond Fund were in issue prior to December 31, 1997, the yield information below relates to Class A Common Stock only. The yield for the 30-day period ending December 31, 1997 was 6.05% for the Prime Bond Fund, 8.73% for the High Current Income Fund, 6.11% for the Global Bond Focus Fund and 5.52% for the Government Bond Fund.

      Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

      On occasion, one or more of the Company's Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                                DISTRIBUTION PLAN

      The Funds have adopted a Distribution Plan (the "Plan") with regards to the Class B Common Stock of each Fund, pursuant to Rule 12b-1 under the Investment Company Act. The Plan permits the Company to pay to each Insurance Company that enters into an agreement with the Company to provide distribution related services to Contract owners, a fee, at the end of each month, of up to 0.15% of the net asset value of the Class B Common Stock of each Fund held by such Insurance Company. Such services include, but are not limited to, (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Company advertisements, sales literature and other promotional materials describing and/or relating to the Company and including materials intended for use within the Insurance Company, (c) holding seminars and sales meetings designed to promote the distribution of the Class B Shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Company and its Funds, including the performance of the Funds, (e) training sales personnel regarding the Company and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Separate Accounts of the Insurance Company, (g) providing personal services and/or maintenance of the Separate Accounts with respect to Class B Shares of the Funds attributable to such accounts, and (h) financing any other activity that the Company's Board of Directors determines is primarily intended to result in the sale of Class B Shares.

                             ADDITIONAL INFORMATION

Determination of Net Asset Value

      The net asset value of each class of shares of each Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of fifteen minutes following the close of trading (generally 4:00 p.m., New York time) on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is open on business days other than national holidays and Good Friday. The net asset value per share of each class of shares of a Fund other than the Domestic Money Market and Reserve Assets Funds is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares of such class outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily. Since the net investment income of the Domestic Money Market and Reserve Assets Funds (including realized and unrealized gains and losses on their portfolio securities) are declared as a dividend each time the net income of the Funds are determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration.

      Except with respect to securities held by the Domestic Money Market and Reserve Assets Funds having a remaining maturity of 60 days or less, securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Long positions in securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation, provided however that the Index 500 Fund will value its portfolio holdings which trade on the NASDAQ national market system at the last sale price prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise.

      The Company has used pricing services, including Merrill Lynch Securities Pricing(TM) Service ("MLSPS"), to value securities held by the High Current Income and Prime Bond Funds and to value bonds held by other of the Company's Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1997, American Balanced Fund, Global Strategy Focus Fund, Global Utility Focus Fund, High Current Income Fund, Government Bond Fund, Prime Bond Fund and Global Bond Focus Fund paid MLSPS $248, $239, $43, $7,008, $1,676, $8,877 and $116, respectively.

Organization of the Company

      The Company was incorporated on October 16, 1981, and operations of its Reserve Assets Fund commenced on November 12, 1981. Operations of the Prime Bond, High Current Income, Quality Equity and Special Value Focus Funds commenced on April 20, 1982. The Natural Resources Focus Fund and the American Balanced Fund commenced operations on June 1, 1988 and June 1, 1988, respectively. The Domestic Money Market Fund and the Global Strategy Focus Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds commenced operations on July 1, 1993. The Developing Capital Markets Focus Fund and Government Bond Fund commenced operations on May 2, 1994. The Index 500 Fund commenced operations on December 13, 1996.

The Global Growth Focus Fund and the Capital Focus Fund are expected to commence operations on __________, 1998. The authorized capital stock of the Company consists of 3,400,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,400,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into eighteen classes designated Merrill Lynch American Balanced Fund Common Stock, Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch Capital Focus Fund Common Stock, Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch Domestic Money Market Fund Common Stock, Merrill Lynch Special Value Focus Fund Common Stock, Merrill Lynch Global Bond Focus Fund Common Stock, Merrill Lynch Global Strategy Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock, Merrill Lynch Global Growth Focus Fund Common Stock, Merrill Lynch Government Bond Fund Common Stock, Merrill Lynch High Current Income Fund Common Stock, Merrill Lynch Index 500 Common Stock, Merrill Lynch International Equity Focus Fund Common Stock, Merrill Lynch Natural Resources Focus Fund Common Stock, Merrill Lynch Prime Bond Fund Common Stock, Merrill Lynch Quality Equity Fund Common Stock and Merrill Lynch Reserve Assets Fund Common Stock, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract owners, offer and sell shares of one or more of such classes. Each class consists of 100,000,000 Class A shares and 100,000,000 Class B shares except for Domestic Money Market Fund Common Stock which consists of 1,300,000,000 Class A shares and 1,300,000,000 Class B shares, Reserve Assets Fund Common Stock which consists of 500,000,000 Class A shares and 500,000,000 Class B shares and Global Bond Focus Fund Common Stock and Global Strategy Focus Fund Common Stock, each of which consists of 200,000,000 Class A shares and 200,000,000 Class B shares. All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act of 1940 shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and
(iv) ratification of the selection of independent accountants.

      Family Life purchased $1,000 worth of shares of each of the Natural Resources Focus Fund and the American Balanced Fund on April 29, 1988 and $1,999,000 worth of shares of each such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company's other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market and Global Strategy Focus Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market Fund on February 20, 1992, $2,000,000 worth of shares of the Global Strategy Focus Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $8,000,000 worth of shares of each of the Global Bond Focus Fund and International Equity Focus Fund and $2,000,000 worth of shares of each of the Basic Value Focus Fund and the Global Utility Focus Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares of the Developing Capital Markets Focus Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 Fund. On __________, 1998, the Company anticipates that MLLIC will purchase __________ worth of shares of the Global Growth Focus Fund and ____________ worth of shares of the Capital Focus Fund. The organizational expenses of each of the Company's Funds are paid by the Investment Adviser. The Investment Adviser is reimbursed by MLLIC for all such expenses over a five-year period.

      In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund (a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and
(c) to change its name from the World Income Focus Fund to its current name;
(ii) the Government Bond Fund (x) to implement a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (y) to change its name from the Intermediate Government Bond Fund to its current name; and (iii) the Global Strategy Focus Fund to acquire substantially all of the assets and assume substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.

Independent Auditors

      Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.

Custodian

      The Bank of New York ("BONY"), 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.

Transfer and Dividend Disbursing Agent

      Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel

      Rogers & Wells LLP, New York, New York, is counsel for the Company.

Reports to Shareholders

      The fiscal year of the Company ends on December 31 of each year. The Company will send to its shareholders at least semi-annually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent auditors, will be sent to shareholders each year.

Additional Information

      This Prospectus does not contain all of the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

      The Statement of Additional Information, dated April ___, 1998, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                     ANNEX A

         DESCRIPTION OF TEMPORARY INVESTMENTS AND CORPORATE BOND RATINGS

U.S. Government Securities

      The Domestic Money Market Fund, Reserve Assets Fund, Capital Focus Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other Fund) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Government Agency Securities

      The Domestic Money Market Fund, Reserve Assets Fund, Capital Focus Fund and the Government Bond Fund (and, for temporary or defensive purposes, each other Fund) may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

Depositary Institutions Money Instruments

      The Domestic Money Market Fund, Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, each other Fund) may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds' option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market Fund will invest only in these types of instruments issued by U.S. issuers.

      A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

      The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may invest in certificates of deposit and bankers' acceptances issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued


                                    Annex A-1
by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

      The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Quality Equity Fund) may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Reserve Assets Fund. The Reserve Assets Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

      Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

Short-Term Debt Instruments

      The Domestic Money Market Fund, Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, each other Fund) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Information.

      The Domestic Money Market Fund and Reserve Assets Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds' portfolio securities, see "Portfolio Restrictions" in the Prospectuses to the Domestic Money Market Fund and Reserve Assets Fund.

      The Reserve Assets Fund and Capital Focus Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund) may also invest in U.S. dollar-


                                    Annex A-2
denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

Repurchase Agreements

      Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered "illiquid securities." The Domestic Money Markets and Reserve Assets Funds will not enter into repurchase agreements maturing in more than 30 days.

      Reverse Repurchase Agreements. The Domestic Money Market and Reserve Assets Funds may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Funds will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Funds will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of the applicable Fund will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest.

Description of Corporate Bond Ratings

      Moody's Investors Service, Inc. ("Moody's"):

            Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


                                    Annex A-3

            Baa--Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded both during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

            Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

            C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      Standard & Poor's Ratings Services ("Standard & Poor's"):

            AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

            AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

            A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

            BB--B--CCC--CC--Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            NR--Not rated by the indicated rating agency.


                                    Annex A-4

            Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                                    Annex A-5

                                     ANNEX B

                      DESCRIPTION OF DERIVATIVE INSTRUMENTS

      Certain Funds of the Company are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

Indexed and Inverse Securities

      The Domestic Money Market Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Government Bond Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Prime Bond Fund, the Developing Capital Markets Focus Fund, the Global Growth Focus Fund and the Reserve Assets Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the Standard & Poor's 500 Composite Index (the "S&P 500") or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Developing Capital Markets Focus Fund, the Global Strategy Focus Fund, the International Equity Focus Fund and the Natural Resources Focus Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

      Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.


Options on Securities and Securities Indices

      Purchasing Options. The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund, and the Natural Resources Focus Fund are each authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.


                                    Annex B-1

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund are each authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

      Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

      Writing Options. The American Balanced Fund, the Basic Value Focus Fund, the Developing Capital Markets Focus Fund, the Special Value Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Global Growth Focus Fund, the Capital Focus Fund and the Quality Equity Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving


                                    Annex B-2
combinations of options - for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

      Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

      Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

      Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

Futures

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Global Growth Focus Fund and the Natural Resources Focus Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

      The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

      The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

      A Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.


                                    Annex B-3

Foreign Exchange Transactions

      The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Global Growth Focus Fund, the Capital Focus Fund and the Quality Equity Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar.

      Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

      The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized exchange-traded contracts. See "Futures" above.

      The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions" below.

      No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

      Risk Factors in Hedging Foreign Currency Risks. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Fund to hedge against currency exchange rate movements, even


                                    Annex B-4
if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

Risk Factors in Options, Futures, and Currency Instruments

      Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

      Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

      Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments

      Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

      The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

      Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become


                                    Annex B-5
bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Strategic Instruments

      No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Focus Fund may acquire securities indexed to a precious metal or other natural resource index.


                                    Annex B-6

                                                               April    , 1998

                       STATEMENT OF ADDITIONAL INFORMATION

                    Merrill Lynch Variable Series Funds, Inc.
   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                                   -----------

      Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company which has a wide range of investment objectives among its eighteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"): Merrill Lynch Domestic Money Market Fund, Merrill Lynch Reserve Assets Fund, Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Natural Resources Focus Fund, Merrill Lynch American Balanced Fund, Merrill Lynch Global Strategy Focus Fund, Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch International Equity Focus Fund, Merrill Lynch Developing Capital Markets Focus Fund, Merrill Lynch Government Bond Fund, Merrill Lynch Index 500 Fund, Merrill Lynch Global Growth Focus Fund, Merrill Lynch Capital Focus Fund. Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are issued for each Fund.

      The shares of the Funds are sold to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies") including Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York") to fund benefits under variable annuity contracts (the "Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. MLLIC and ML of New York are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company's investment adviser, Merrill Lynch Asset Management, L.P. (the "Investment Adviser").

                                   -----------

        THIS STATEMENT OF ADDITIONAL INFORMATION OF THE COMPANY IS NOT A
       PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF
        THE COMPANY (THE "PROSPECTUS") DATED APRIL , 1998 WHICH HAS BEEN
              FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND
              WHICH IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY
                CALLING OR WRITING THE COMPANY AT THE ADDRESS AND
                        TELEPHONE NUMBER SET FORTH ABOVE.

                                   -----------

                Merrill Lynch Asset Management-Investment Adviser
               Merrill Lynch Funds Distributor, Inc.--Distributor

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Investment Objectives and Policies.........................................  3
Investment Restrictions....................................................  3
Management of the Company.................................................. 13
Investment Advisory Arrangements........................................... 16
Determination of Net Asset Value........................................... 18
Portfolio Transactions and Brokerage....................................... 19
Redemption of Shares....................................................... 21
Dividends, Distributions and Taxes......................................... 21
Distribution Arrangements.................................................. 22
Performance Data........................................................... 22
Additional Information..................................................... 26

                       INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives and certain investment policies of the Funds are as follows: The Domestic Money Market Fund seeks preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Reserve Assets Fund seeks the preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Prime Bond Fund seeks to attain as high a level of current income as is consistent with prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective, by investing primarily in long-term corporate bonds rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("Standard & Poor's"). The High Current Income Fund seeks to attain as high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective; the Fund invests principally in fixed-income securities which are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality. The Quality Equity Fund seeks to attain the highest total investment return consistent with prudent risk; the Fund uses a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. The Special Value Focus Fund seeks to attain long-term capital growth by investing primarily in common shares, of small companies and of emerging growth companies regardless of size. The Natural Resources Focus Fund seeks to attain long-term growth of capital and the protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. The American Balanced Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. The Global Strategy Focus Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers. The Basic Value Focus Fund seeks to attain capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Global Bond Focus Fund seeks to attain high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Global Utility Focus Fund seeks to attain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The International Equity Focus Fund seeks to attain capital appreciation and, secondarily, income, through investment in securities, principally equities, of issuers in countries other than the United States. The Developing Capital Markets Focus Fund seeks long-term capital appreciation through investment in securities, principally equities, of issuers in countries having smaller capital markets. The Government Bond Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. The Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Global Growth Focus Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States with a particular emphasis on companies that have exhibited above-average growth rates in earnings. The Merrill Lynch Capital Focus Fund seeks to achieve the highest total investment return consistent with prudent risk through a fully managed investment policy utilizing equity, debt (including money market) and convertible securities.

      Investors are referred to "Investment Objectives and Policies" in each Fund's Prospectus for a more complete discussion of the investment objectives and policies of the Company.

                             INVESTMENT RESTRICTIONS

      The Company has adopted the following fundamental and non-fundamental restrictions and policies relating to the investment of the assets of the Funds and their activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Fund affected (which for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the affected Fund are represented or (ii) more than 50% of the outstanding shares of the affected Fund).

Restrictions Applicable to the Domestic Money Market Fund

      The Domestic Money Market Fund may not purchase any security other than money market and other securities described under "Investment Objectives and Policies" in the Domestic Money Market Fund's Prospectus. In addition, the Domestic Money Market Fund may not purchase securities of foreign issuers (including Eurodollar and Yankeedollar obligations). In addition, the Domestic Money Market Fund may not:

            (1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund's total assets may be invested without regard to such 10% limitation.

            (2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

            (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

            (4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

            (5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

            (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combination thereof.

            (7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed the making of a loan.

            (8) lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the Securities and Exchange Commission and the Company's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

            (9) borrow amounts in excess of 20% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

            (10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund's total assets, taken at market value at the time thereof. Although the Fund has the authority to mortgage, pledge or hypothecate more than 10% of its total assets under this investment restriction (10), as a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

            (11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

            (12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

            (13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities.

            (14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

            (15) enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed one-third of the Fund's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

            (16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

Restrictions Applicable to the Reserve Assets Fund

      The Reserve Assets Fund may not purchase any security other than money market and other securities described under "Investment Objectives and Policies" in the Prospectus for the Reserve Assets Fund. In addition, the Reserve Assets Fund may not:

            (1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund's total assets may be invested without regard to such 10% limitation.

            (2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

            (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

            (4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

            (5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

            (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

            (7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly-distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed the making of a loan.

            (8) lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the Securities and Exchange Commission and the Company's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

            (9) borrow amounts in excess of 20% of its total assets, taken at market value and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

            (10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund's total assets, taken at market value at the time thereof. As a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

            (11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

            (12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

            (13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities.

            (14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

            (15) enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed one-third of the Fund's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

            (16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

Restrictions Applicable to each of the Funds (except the Domestic Money Market Fund and the Reserve Assets Fund)

      Under the fundamental investment restrictions, each of the Funds (unless noted otherwise below) may not:

            1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act. (3)

            2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities). (4)

            3. Make investments for the purpose of exercising control or management. (5)

            4. Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

            5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

            6. Issue senior securities to the extent such issuance would violate applicable law.

            7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

----------

(3) The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Index 500, and Natural Resource Focus Funds are classified as non-diversified investment companies under the Investment Company Act, and therefore this restriction is not applicable to those Funds.

(4) For purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry, and utilities will be divided according to their services; for example, gas, gas transmission, electricity, telecommunications and water each will be considered a separate industry for purposes of this restriction. In addition, this restriction will not restrict (i) the Global Utility Focus Fund, under normal circumstances, from investing 65% or more of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries (i.e., electricity, telecommunications, gas or water), and (ii) the Natural Resources Focus Fund from investing greater than 25% of its assets in gold-related companies.

(5) In the case of the Global Growth Focus Fund, investments in wholly-owned investment entities created under the laws of certain countries will not be deemed to be the making of investments for the purpose of exercising control or management.

      The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

            8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

            9. Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

      Under the non-fundamental investment restrictions, each of the Funds (unless noted otherwise below) may not:

            a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

            b. Engage in short sales of securities or maintain a short position except to the extent permitted by applicable law. The Fund does not currently intend to engage in short sales or maintain a short position, except for short sales "against the box." (6)

            c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Board of Directors of the Company are not subject to the limitations set forth in this investment restriction.

            d. Invest in warrants if, at the time of acquisition, its investments in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund's total assets; included within such limitation, but not to exceed 2% of the Fund's total assets, are warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value. (7)

            e. Invest in securities of companies having a record, together with predecessors, of less than three years of continuous operation, except to the extent permitted under applicable law. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (8)

--------

(6) The Global Bond Focus, Global Strategy Focus, International Equity Focus, Global Growth Focus and Natural Resources Focus Funds may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts.

(7) This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.

(8) This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.

            f. Purchase or retain the securities of any issuer, if those individual officers and directors of the Company, the officers and general partner of the Investment Adviser, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one percent of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer. (9)

            g. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities. (10)

            h. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

            i. Notwithstanding fundamental investment restriction number 7 above, borrow amounts in excess of 5% (20% in the case of the Developing Capital Markets Focus and Global Bond Focus Funds 10% in the case of the Global Strategy Focus, Government Bond, International Equity Focus and Natural Resources Focus Funds, and 33 1/3% in the case of the Global Growth Focus Fund) of the total assets of the Fund, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. (11)

            j. Pledge greater than 10% (20% in the case of the Developing Capital Markets Focus Fund) of its total assets, taken at market value at the time of the pledge. For the purpose of this restriction, collateral arrangements with respect to (i) transactions in options, foreign currency contracts, futures contracts and options on futures contracts and (ii) initial and variation margin are not deemed to be a pledge of assets. (12)

            k. Lend its portfolio securities in excess of 20% of its total assets (33 1/3% in the case of the Global Growth Focus Fund), taken at market value at the time of the loan, provided however that the Quality Equity Fund may only make loans to New York Stock Exchange Member firms, other brokerage firms having net capital of at least $10 million and financial institutions, such as registered investment companies, banks and insurance companies, having at least $10 million in capital and surplus.

            l. In the case of the Global Utility Focus Fund only, invest less than 65% of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries, except during temporary defensive periods.

--------

(9) This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.

(10)This restriction is not applicable to the Global Growth Focus Fund and the Capital Focus Fund.

(11)In addition, the American Balanced, Basic Value Focus, Developing Capital Markets Focus, Special Value Focus, Global Strategy Focus, High Current Income, Natural Resources Focus, Prime Bond and Quality Equity Funds will not purchase securities while borrowings are outstanding, except, in the case of the Developing Capital Markets Focus Fund, (a) to honor prior commitments or (b) to exercise subscription rights where outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The Global Bond Focus, Global Utility Focus, International Equity Focus and Global Growth Focus Funds will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

(12)The Capital Focus Fund and Global Growth Focus Fund each are permitted to pledge their assets to secure borrowings.

            m. In the case of each of the American Balanced Fund, the Basic Value Focus Fund, the Special Value Focus Fund, the High Current Income Fund, the Prime Bond Fund and the Quality Equity Fund, invest in the securities of foreign issuers except that each such Fund (except the American Balanced Fund) may invest in securities of foreign issuers if at the time of acquisition no more than 10% (25% in the case of the Quality Equity Fund) of its total assets, taken at market value at the time of the investment, would be invested in such securities. Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be
      (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated. See "Other Portfolio Strategies-Foreign Securities" in the Prospectus.(13)

Over-the-Counter Options

      The staff of the Securities and Exchange Commission has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Company has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by a Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on futures contracts exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Directors of the Company without the approval of the Company's shareholders. However, the Company will not change or modify this policy prior to the change or modification by the Commission staff of its position.

Restricted Securities

      From time to time a Fund may invest in securities the disposition of which is subject to legal restrictions, such as restrictions imposed by the Securities Act of 1933 (the "Securities Act") on the resale of securities acquired in private placements. If registration of such securities under the Securities Act is required, such registration may not be readily accomplished and if such securities may be sold without registration, such resale may be permissible only in limited quantities. In either event, a Fund may not be able to sell its restricted securities at a time which, in the judgment of the Investment Adviser, would be most opportune.

      Each of the Funds is subject to limitations on the amount of securities which are illiquid, because of restrictions under the Securities Act or otherwise, they may purchase. Each Fund may, however, purchase without regard to that limitation securities that are not registered under the Securities Act, but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board

--------

(13)Notwithstanding this restriction, each of the Prime Bond Fund and the High Current Income Fund may invest up to 25% of its total assets in securities
    (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange.

of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

      Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Portfolio Strategies

      Liquidity. In order to assure that each Fund has sufficient liquidity, as a matter of operating policy no Fund may invest more than 10% of its net assets, except that each of the Developing Capital Markets Focus Fund, Global Growth Focus Fund and Capital Focus Fund may not invest more than 15% of its net assets in securities for which market disposition is not readily available. Market disposition may not be readily available for repurchase agreements maturing in more than seven days and for securities having restrictions on resale.

      Lending of Portfolio Securities. Subject to any applicable investment restriction above, each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash, securities issued or guaranteed by the U.S. Government or, in the case of the Domestic Money Market and Reserve Assets Fund, cash equivalents which while the loan is outstanding will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund. The Fund will retain all rights of beneficial ownership as to the loaned portfolio securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. Such loans will be terminable at any time. The Fund may pay reasonable finders', administrative and custodial fees to persons unaffiliated with the Fund in connection with the arranging of such loans. The dividends, interest and other distributions received by the Company on loaned securities may, for tax purposes, be treated as income other than qualified income for the 90% test discussed under "Dividends, Distributions and Taxes-Federal Income Taxes." The Company intends to lend portfolio securities only to the extent that such activity does not jeopardize the Company's qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

      Forward Commitments. Securities may be purchased or sold on a delayed delivery basis or may be purchased on a forward commitment basis by each of the Company's Funds at fixed purchase terms with periods of up to 180 days between the commitment and settlement dates. The purchase will be recorded on the date the purchasing Fund enters into the commitment and the value of security will thereafter be reflected in the calculation of the Fund's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Fund will be established with The Bank of New York or Brown Brothers Harriman & Co. (for Developing Capital Markets Focus
Fund) (the "Custodian") consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of its commitments in connection with such delayed delivery and purchase transactions. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgment upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Funds will enter into forward commitment arrangements only with respect to securities in which they may otherwise invest as described under "Investment Objectives and Policies of the Funds" in the Prospectus.

      Eurodollar and Yankeedollar Obligations. The Reserve Assets Fund (and, for temporary or defensive purposes, the Natural Resources Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus, International Equity Focus, Developing Capital Markets Focus and the Quality Equity Funds) may invest in obligations issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations), by U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations), or by foreign depository institutions and their foreign branches and subsidiaries ("foreign bank obligations"). Investment in such obligations may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign depository institutions and their foreign branches and subsidiaries, and foreign branches or subsidiaries of U.S. banks, may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign depository institution, branch or subsidiary, or a U.S. branch or subsidiary of a foreign bank, than about a U.S. bank, and such institutions may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of Eurodollar and foreign bank obligations may be held outside of the United States, and a Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign bank obligations of the Fund held overseas will be held by foreign branches of the Custodian for the Fund or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

      The Investment Adviser will consider the above factors in making investments in Eurodollar, Yankeedollar and foreign bank obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Reserve Assets Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other western industrialized nations.

      Standby Commitment Agreements. The High Current Income Fund, Global Utility Focus Fund, International Equity Focus Fund, Global Growth Focus Fund and Developing Capital Markets Focus Fund may from time to time enter into standby commitment agreements. Such agreements commit a Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. A Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale, will not exceed 10% of its assets taken at the time of acquisition of such commitment or security. A Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment.

      There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

      The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

                            MANAGEMENT OF THE COMPANY

      Information about the Directors and executive officers of the Company, their ages and principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

      ARTHUR ZEIKEL (64)--President and Director(1)(2)--Chairman of the Investment Adviser and Fund Asset Management, L.P. ("FAM") (which terms as used here, include their corporate predecessors) since 1997; President of the Investment Adviser and FAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997, Director since 1993 and President from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML&Co.") since 1990.

      JOE GRILLS (62)--Director--P.O. Box 98 Rapidan, VA 22733. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") since 1986, member of CIEBA's Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund; Member of the Investment Advisory Committee of the Howard Hughes Medical Institute; Director, Duke Management Company since 1993; Director, LaSalle Street Fund since 1995; Director, Kimco Realty Corporation since January 1997.

      WALTER MINTZ (68)--Director--1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Partners (investment partnership) since 1982.

      MELVIN R. SEIDEN (67)--Director--780 Third Avenue, Suite 2502, New York, New York 10017. Director of Silbanc Properties, Ltd. (real estate, consulting and investments) since 1996 and President thereof since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.

      ROBERT S. SALOMON, JR. (61)--Director--106 Dolphin Cove Quay, Stamford, Connecticut 06902. Principal of STI Management (investment adviser); Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991. Director, Common Fund.

      STEPHEN B. SWENSRUD (64)--Director--24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Associates (financial consultants) since 1996; Principal, Fernwood Associates (financial consultant) since 1975.

      TERRY K. GLENN (57)--Executive Vice President(1)(2)--Executive Vice President of the Investment Adviser and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of the Distributor since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

      NORMAN HARVEY (64)--Senior Vice President(1)(2)--Senior Vice President of the Investment Adviser and FAM since 1982.

      JOSEPH T. MONAGLE, JR. (49)--Senior Vice President(1)(2)--Senior Vice President and Department Head of the Global Fixed Income Division of the Investment Adviser and associated therewith since 1977; Senior Vice President of Princeton Services since 1993.

      CHRISTOPHER G. AYOUB (42)--Vice President(1)(2)--Vice President of the Investment Advisor since 1985; Assistant Vice President of the Manager from 1984 to 1985 and employee since 1982.

      DONALD C. BURKE (37)--Vice President(1)(2)--Vice President and Director of Taxation of the Investment Adviser since 1990.

      ANDREW JOHN BASCAND (34)--Vice President(1)(2)--Director of Merrill Lynch Asset Management U.K. Limited since 1993 and Director of Merrill Lynch Global Asset Management Limited since 1994; Senior Economist of A.M.P. Asset Management plc in London from 1992 to 1993 and Chief Economist of A.M.P. Investments (NZ) in New Zealand from 1989 to 1991; Economic Adviser to the Chief Economist of the Reserve Bank of New Zealand from 1987 to 1989.

      JAY C. HARBECK (63)--Vice President(1)(2)--Vice President of the Investment Adviser since 1986.

      VINCENT T. LATHBURY, III (57)--Vice President(1)(2)--Vice President of the Investment Adviser and FAM and Portfolio Manager of the Investment Adviser and FAM since 1982.

      GRACE PINEDA (41)--Vice President(1)(2)--Vice President of the Investment Adviser since 1989. Prior to joining the Investment Adviser, Ms. Pineda was a portfolio manager with Clemente Capital, Inc.

      KEVIN RENDINO (31)--Vice President(1)(2)--Vice President of the Investment Adviser since December 1993; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

      THOMAS R. ROBINSON (54)--Vice President(1)(2)--Senior Portfolio Manager of the Investment Adviser since November 1995; Manager of International Equity Strategy of ML&Co.'s Global Securities Research and Economics Group from 1989 to 1995.

      JACQUELINE ROGERS (39)--Vice President(1)(2)--Vice President of the Investment Adviser since January 1986.

      WALTER D. ROGERS (55)--Vice President(1)(2)--Vice President of the Investment Adviser since 1987; Vice President of Continental Insurance Asset Management from 1984 to 1987.

      ALDONA A. SCHWARTZ (41)--Vice President(1)(2)--Vice President of the Investment Adviser since 1991 and an employee of the Investment Adviser since 1986.

      PAOLO VALLE (40)--Vice President--Vice President of the Investment Adviser since 1992.

      GERALD M. RICHARD (48)--Treasurer(1)(2)--Senior Vice President and Treasurer of the Investment Adviser and FAM since 1984; Treasurer of the Distributor since 1984 and Vice President since 1981; and Senior Vice President and Treasurer of Princeton Administrators, Inc. since 1988.

      JENNIFER L. SAWIN (36)--Secretary(1)(2)--Vice President of the Investment Adviser since 1998; Attorney associated with the Investment Adviser and FAM since 1995. Prior to 1995 Ms. Sawin was an attorney in private practice.

      R. ELISE BAUM (37)--Vice President(1)(2)--Vice President of the Investment Adviser since 1995; Senior Fund Analyst from 1994-1995; Fund Analyst from 1993-1994; Consultant from 1992-1993.

      DANIEL V. SZEMIS (38)--Vice President(1)(2)--Vice President of the Investment Adviser since 1996; Portfolio Manager with Prudential Mutual Fund Investment Management Advisors from 1990 to 1996.

      KURT SCHANSINGER (37)--Vice President(1)(2)--Vice President of the Investment Adviser since 1996. Prior to joining the Investment Adviser, Mr. Schansinger spent 12 years with Oppenheimer Capital, where he rose to Senior Vice President.

      WALTER CUJE (39)--Vice President(1)(2)--Vice President of the Investment Adviser since 1991.

      LAWRENCE R. FULLER (57)--Vice President(1)(2)--Vice President of the Investment Adviser since 1992.

      ROBERT SHEARER (42)--Senior Vice President(1)(2)--Senior Vice President of the Investment Adviser since January 1998; Vice President from 1997 to 1998; Vice President and Assistant Portfolio Manager at David L. Babson and Company, Incorporated from 1996 to 1997; Vice President/Section Manager at Concert Capital Management from 1993 to 1996.

----------

(1) Interested person, as defined in the Investment Company Act of 1940, of the Company.

(2) The Officers of the Company are officers of certain other investment companies for which the Investment Adviser or FAM acts as investment adviser.

      Pursuant to the terms of the Investment Advisory Agreements, the Investment Adviser pays all compensation of officers and employees of the Company as well as the fees of all directors of the Company who are affiliated persons of Merrill Lynch & Co., Inc. or its subsidiaries. The Company pays each Director not affiliated with the Company (each a "non-interested Director") a fee of $5,000 per year plus $1,250 for each quarterly meeting of the Board of Directors attended, $5,000 per year for serving on the Audit Committee of the Board of Directors plus $1,250 for each meeting of the Audit Committee attended if such meeting is held on a day other than a day on which the Board of Directors meets, and reimbursement of out-of-pocket expenses. For the year ended December 31, 1997, such fees and expenses aggregated $99,375.

      The following table sets forth for the fiscal year ended December 31, 1997, compensation paid by the Company to the non-interested Directors and for the calendar year ended December 31, 1997, the aggregate compensation paid by all investment companies (including the Company) advised by the Investment Adviser and its affiliate, FAM ("MLAM/FAM Advised Funds") to the non-interested
Directors:

                                                                Pension or Retirement   Total Compensation from
                                                  Aggregate       Benefits Accrued           Company and
                                                Compensation         as Part of             MLAM/FAM Advised
              Name of Director                  From Company       Company Expense     Funds Paid to Directors(1)
              ----------------                ----------------  ---------------------  --------------------------
Walter Mintz(1).............................      $20,000              NONE                    $159,500
Melvin R. Seiden(1).........................      $20,000              NONE                    $159,500
Stephen B. Swendsrud(1).....................      $20,000              NONE                    $175,500
Joe Grills(1)...............................      $20,000              NONE                    $171,500
Robert S. Salomon, Jr.(1)...................      $20,000              NONE                    $159,500

----------

(1) The Directors serve on the boards of other MLAM/FAM Advised Funds as follows: Mr. Grills (21 registered investment companies consisting of 49 portfolios); Mr. Mintz (20 registered investment companies consisting of 39 portfolios); Mr. Salomon (20 registered investment companies consisting of 39 portfolios); Mr. Seiden (20 registered investment companies consisting of 39 portfolios); and Mr. Swensrud (23 registered investment companies consisting of 54 portfolios).


      Mr. Zeikel and the officers of the Company owned on March 31, 1997 in the aggregate less than 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc. The Company has an Audit Committee consisting of all of the directors of the Company who are not interested persons of the Company.

                        INVESTMENT ADVISORY ARRANGEMENTS

      The Company has entered into seven separate investment advisory agreements (the "Investment Advisory Agreements") relating to the Funds with Merrill Lynch Asset Management, L.P. ("MLAM"), the Investment Adviser (the "Investment Advisor"), a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The Investment Adviser or its affiliate Fund Asset Management, L.P. ("FAM") FAM currently acts as the investment adviser to over 140 other registered investment companies.

      The principal executive officers and directors of the Investment Adviser are Arthur Zeikel, President; Terry K. Glenn, Executive Vice President; Robert
W. Crook, Senior Vice President; Linda L. Federici, Senior Vice President; Vincent R. Giordano, Senior Vice President; Elizabeth Griffin, Senior Vice President; Norman R. Harvey, Senior Vice President; Michael J. Hennewinkel, Senior Vice President; Philip L. Kirstein, Senior Vice President, General Counsel, Director and Secretary; Ronald M. Kloss, Senior Vice President and Controller; Debra W. Landsman-Yros, Senior Vice President; Richard L. Reller, Senior Vice President; Stephen M. M. Miller, Senior Vice President; Joseph T. Monagle, Jr., Senior Vice President; Michael L. Quinn, Senior Vice President; Gerald M. Richard, Senior Vice President and Treasurer; Gregory Upah, Senior Vice President; Ronald L. Welburn, Senior Vice President; and Anthony Wiseman, Senior Vice President.

      Securities held by any Fund may also be held by other funds for which the Investment Adviser or FAM acts as an adviser or by investment advisory clients of the Investment Adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for any Fund or other funds for which the Investment Adviser or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

      Advisory Fee. As compensation for its services to the Company and its Funds, the Investment Adviser receives a fee from the Company at the end of each month at an annual rate of 0.75% of the average daily net assets of each of the Special Value Focus Fund, Global Growth Focus Fund, and International Equity Focus Fund, 0.65% of the average daily net assets of each of the Natural Resources Focus Fund and Global Strategy Focus Fund, 0.55% of the average daily net assets of the American Balanced Fund, 0.50% of the average daily net assets of the Capital Focus Fund, Domestic Money Market Fund and Government Bond Fund, 0.60% of the average daily net assets of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund, 1.00% of the average daily net assets of the Developing Capital Markets Focus Fund, 0.30% of the average daily net assets of the Index 500 Fund and at the following annual rates with respect to the other Funds:

Reserve Assets Fund

      Portion of average daily value of net assets of the Fund:

                                                                     Advisory
                                                                       Fee
                                                                     --------
      Not exceeding $500 million..................................    0.500%
      In excess of $500 million but not exceeding $750 million....    0.425%
      In excess of $750 million but not exceeding $1 billion......    0.375%
      In excess of $1 billion but not exceeding $1.5 billion......    0.350%
      In excess of $1.5 billion but not exceeding $2 billion......    0.325%
      In excess of $2 billion but not exceeding $2.5 billion......    0.300%
      In excess of $2.5 billion...................................    0.275%

Quality Equity Fund

      Portion of average daily value of net assets of the Fund:

      Not exceeding $250 million..................................    0.500%
      In excess of $250 million but not exceeding $500 million....    0.450%
      In excess of $300 million but not exceeding $400 million....    0.425%
      In excess of $400 million...................................    0.400%

      Prime Bond Fund and High Current Income Fund

      Portion of aggregate average daily value of net assets of both Funds:

                                                                             Advisory Fee
                                                                    ----------------------------
                                                                    High Current      Prime Bond
                                                                     Income Fund         Fund
                                                                    ------------      ----------
Not exceeding $250 million.......................................       0.55%            0.50%
In excess of $250 million but not more than $500 million.........       0.50%            0.45%
In excess of $500 million but not more than $750 million.........       0.45%            0.40%
In excess of $750 million........................................       0.40%            0.35%

      These fee rates for the Prime Bond Fund and High Current Income Fund are applied to the average daily net assets of each Fund, with the reduced rates shown below applicable to portions of each Fund to the extent that the aggregate of the average daily net assets of the combined Fund exceed $250 million, $300 million, $400 million and $800 million (each such amount being a "breakpoint level"). The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate of the average daily net assets of the combined Fund that falls within that breakpoint level by the aggregate of the average daily net assets of the combined Fund. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

      The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") entered into two reimbursement agreements, dated April 30, 1985 and February 11, 1992 and amended effective [DATE] (as so amended, the "Reimbursement Agreements"), that provide that the expenses paid by each Fund (excluding interest, taxes, brokerage fees and commissions and extraordinary charges such as litigation costs, and excluding the distribution fees if any imposed on Class B shares of such Fund) will be limited to 1.25% of its average net assets. Any such expenses in excess of this percentage will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA. The Reimbursement Agreements may be amended or terminated by the parties thereto upon prior written notice to the Company. For the fiscal year ended December 31, 1997, the Investment Adviser earned fees of $30,733,366 and reimbursed $217,067 for the Developing Capital Markets Focus Fund, and $78,164 for the Government Bond Fund. Except to the extent required pursuant to the aforementioned agreements, the Investment Adviser does not intend to reimburse the Global Bond Focus Fund for such Fund's operating expenses. For the fiscal year ended December 31, 1996, the Investment Adviser earned fees of $765,718 for the Developing Capital Markets Focus Fund of which $52,388 was voluntarily waived, $297,926 for the Government Bond Fund of which $264,214 was voluntarily waived, and $1,638 for the Index 500 Fund, all of which was voluntarily waived. In addition, the Investment Adviser has also reimbursed the Index 500 Fund $1,651 in additional expenses.

      The Investment Advisory Agreements relating to the Company's Funds, unless earlier terminated as described below, will continue in effect from year to year if approved annually (a) by the Board of Directors of the Company or by a majority of the outstanding shares of the respective Funds, and (b) by a majority of the directors who are not parties to such contracts or interested persons (as defined in the Investment Company Act of 1940) of any such party. The Board of Directors of the Company approved the continuation of the Investment Advisory Agreements relating to all Funds, other than the Capital Focus Fund and Global Growth Focus Fund, at a meeting held on March 31, 1997. The Board of Directors of the Company approved the Investment Advisory Agreement relating to the Capital Focus Fund and Global Growth Focus Fund at a meeting held on March 31, 1998. The Investment Advisory Agreements are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the respective Funds.

      The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

      The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

      Payment of Expenses. The Investment Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Company connected with investment and economic research, trading and investment management of the Funds, as well as the fees of all directors of the Company who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiaries. Each Fund will pay all other expenses incurred in its operation, including a portion of the Company's general administrative expenses allocated on the basis of the Fund's asset size. Expenses that will be borne directly by the Funds include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include directors' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, accounting costs and other expenses properly payable by the Company and allocable on the basis of size of the respective Funds. Accounting services are provided for the Company by the Investment Adviser, and the Company reimburses the Investment Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1997, the amount of such reimbursement was $1,157,644. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors has determined that this is an appropriate method of allocation of expenses.

                        DETERMINATION OF NET ASSET VALUE

      As set forth in the Prospectus, since the net investment income of the Domestic Money Market and Reserve Assets Funds (including realized gains and losses on its portfolio securities) is declared as a dividend each time the net income of the Funds are determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration. The Board of Directors of the Company expects that the Domestic Money Market and Reserve Assets Funds will have a positive net income at the time of each determination. If for any reason the net income of either Fund is a negative amount (i.e., net realized and unrealized losses and expenses exceed interest income), that Fund will reduce the number of its outstanding shares. This reduction will be effected by having the Separate Accounts of the Insurance Companies proportionately contribute to the capital of the Fund the necessary shares that represent the amount of the excess upon such determination. It is anticipated that the Insurance Companies will agree to such contribution in these circumstances. Any such contribution will be treated as a negative dividend for purposes of the Net Investment Factor under the Contracts described in the Prospectus for the Contracts. See "Dividends, Distributions and Taxes" for a discussion of the tax effect of such a reduction. This procedure will permit the net asset value per share of the Domestic Money Market and Reserve Assets Funds to be maintained at a constant value of $1.00 per share.

      If in the view of the Board of Directors of the Company it is inadvisable to continue the practice of maintaining the net asset value of the Domestic Money Market and Reserve Assets Funds at $1.00 per share, the Board of Directors of the Company reserves the right to alter the procedure. The Company will notify the Insurance Companies of any such alteration.

      Each of the International Equity Focus Fund, Global Utility Focus Fund, Global Bond Focus Fund, Global Growth Focus Fund, and Developing Capital Markets Focus Fund may invest a substantial portion of its assets in foreign securities which are traded on days on which such Fund's net asset value is not computed. On any such day, shares of such a Fund may not be purchased or redeemed since shares of a Fund may only be purchased or redeemed on days on which the Fund's net asset value is computed.

      As set forth in the Prospectus, securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Domestic Money Market and Reserve Assets Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. If, due to the impairment of the creditworthiness of the issuer of a security held by either Fund or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as determined in good faith by the Board of Directors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      If the securities in which a particular Fund of the Company invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasions, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primarily consist of brokerage commissions or underwriter or dealer spreads. Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Company, including Merrill Lynch Government Securities Inc. ("GSI"), Merrill Lynch Money Markets Inc. ("MMI") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may not serve as the Company's dealer in connection with such transactions except pursuant to exemptive orders from the Securities and Exchange Commission, such as the one described below. However, affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis, subject to the Company's policy of obtaining best price and execution. The Company may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act of 1940.

      The Securities and Exchange Commission has issued an exemptive order permitting the Company to conduct principal transactions with respect to the Domestic Money Market and Reserve Assets Funds with GSI and MMI in U.S. Government and government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to the Funds available from GSI and MMI are equal to or better than those available from other sources. GSI and MMI have informed the Company that they will in no way, at any time, attempt to influence or control the activities of the Company or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transaction with the Company no greater than their customary dealer spreads for transactions of the type involved. Certain court decisions have raised questions as to whether investment companies should seek to "recapture" brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated entities. In order to effect such an arrangement, the Company would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Company and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Company will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the Investment Company Act of 1940, if the Directors should determine that recapture is in the best interests of the Company or otherwise required by developments in the law.

      While the Investment Adviser seeks to obtain the most favorable net results in effecting transactions in the Funds' portfolio securities, dealers who provide supplemental investment research of the Investment Adviser may receive orders for transactions by the Funds. Such supplemental research services ordinarily consist of assessments and analysis of the business or prospects of a company, industry or economic sector. If, in the judgment of the Investment Adviser, a particular Fund or Funds will be benefited by such supplemental research services, the Investment Adviser is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreements. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. For the fiscal year ended December 31, 1997, the Company paid brokerage commissions of $18,344,021, of which $302,843 was paid to Merrill Lynch. For the fiscal year ended December 31, 1996, the Company paid brokerage commissions of $6,656,814 of which $266,405 was paid to Merrill Lynch.

Portfolio Turnover

      Each Fund has a different expected rate of portfolio turnover; however, rate of portfolio turnover will not be a limiting factor when management of the Company deems it appropriate to purchase or sell securities for a Fund. Because of the short-term nature of the securities in which the Domestic Money Market and Reserve Assets Funds will invest, and because such Funds' investments will be constantly changing in response to market conditions, no portfolio turnover rate may be accurately stated for the Domestic Money Market and Reserve Assets Funds.

      Below are portfolio turnover rates for each of the Funds for the fiscal years ended December 31, 1997 and December 31, 1996:

                                                           1997         1996
                                                        ----------   ----------
 American Balanced Fund...............................                 236.50%
 Basic Value Focus Fund...............................                  68.41%
 Developing Capital Markets Focus Fund................                  87.33%
 Global Bond Focus Fund*..............................                 267.13%
 Global Strategy Focus Fund*..........................                 173.44%
 Global Utility Focus Fund............................                  11.39%
 Government Bond Fund*................................                  21.23%
 High Current Income Fund.............................                  48.92%
 Index 500 Fund.......................................                    .04%**
 International Equity Focus Fund......................                  49.87%
 Natural Resources Focus Fund.........................                  31.11%
 Prime Bond Fund......................................                  91.88%
 Quality Equity Fund..................................                  88.30%
 Special Value Focus Fund.............................                  80.84%

----------

* In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund(a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (c) to change its name from the World Income Focus Fund to its current name; (ii) the Government Bond Fund (x) to implement a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (y) to change its name from the Intermediate Government Bond Fund to its current name; and(iii) the Global Strategy Focus Fund to acquire substantially all of the assets and assume substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company. As a result, the portfolio turnover rates for the fiscal years set forth in the table for the Global Bond Focus Fund, the Global Strategy Focus Fund and the Government Bond Fund may not be indicative of future portfolio turnover rates of such Funds. ** For the period from December 13, 1996 (commencement of operations) to December 31, 1996.

                              REDEMPTION OF SHARES

      The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of each Fund is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of each Fund.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

      Reference is made to "Dividends, Distributions and Taxes" in the Appendix to the Prospectus.

Federal Income Taxes

      Under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund of the Company will be treated as a separate corporation for federal income tax purposes and, thus, each Fund is required to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Funds. Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of stocks, securities, certain options, futures or forward contracts and certain foreign currencies held for less than three months. In addition, the Code requires that each Fund meet certain diversification requirements, including the requirement that not more than 25% of the value of a Fund's total assets be invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. Each of the Company's Funds, including the Natural Resources Focus Fund, intends to comply with the above-described requirements.

      On occasion, some amount of the distributions of the Domestic Money Market Fund or the Reserve Assets Fund for a fiscal year may constitute a return of capital, in which case such amount would be applied against and reduce the Separate Account's tax basis in shares of such Fund. If such amount were to exceed the Separate Account's tax basis for shares of the Domestic Money Market Fund or the Reserve Assets Fund, the excess would be treated as gain from the sale or exchange of such shares.

      On occasion the net income of the Domestic Money Market Fund or the Reserve Assets Fund may be a negative amount as a result of a net decline in the value of the portfolio securities of the Fund which is in excess of the interest earned. Consequently, the Fund will reduce the number of its outstanding shares to reflect the negative net income. The adjustment may result in gross income to shareholders in excess of the net dividend credited to such shareholders for a period. In such a case, such shareholders' tax basis in the shares of the Domestic Money Market Fund or the Reserve Assets Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. Such difference may be realized as a capital loss when the shares are liquidated.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action, and such change may apply retroactively.

                            DISTRIBUTION ARRANGEMENTS

      The Company has entered into a distribution agreement (the "Distribution Agreement") with Merrill Lynch Funds Distributor, Inc. with respect to the sale of the Company's shares, other than shares of the Class A Common Stock and Class B Common Stock of the Global Growth Fund and the Capital Focus Fund, to the Distributor for resale to Insurance Companies' accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser. The continuation of the Distribution Agreement was approved by the Company's Board of Directors at a meeting held on March 26, 1997 and will continue in effect until June 30, 1998.

      The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

                                PERFORMANCE DATA

      From time to time the average annual total return and other total return data, as well as yield, of one or more of the Company's Funds may be included in advertisements or information furnished to present or prospective Contract Owners. Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the World Income Focus Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of each of the Global Bond Focus Fund and the Government Bond Fund, the performance information set forth herein and in the Prospectus for the period prior to December 6, 1996 may not be indicative of future performance of each Fund.

      Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

      The Reserve Assets Fund and the Domestic Money Market Fund normally compute annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Funds may also include its yield in advertisements, calculated in the same manner as set forth above but including realized and unrealized gains and losses. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

      Set forth below is average annual total return information for the shares of each of the Company's Funds, other than the Reserve Assets Fund and Domestic Money Market Fund. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease total return.

                           AVERAGE ANNUAL TOTAL RETURN

                               FOR CLASS A SHARES

                                                                                              Redeemable value
                                                                           Expressed as a     of a hypothetical
                                                                          percentage based    $1,000 investment
                                                                          on a hypothetical      at the end
                                                                          $1,000 investment     of the period
                                                                          -----------------   -----------------
PRIME BOND FUND:
One Year Ended December 31, 1997........................................
Five Years Ended December 31, 1997......................................
Ten Years Ended December 31, 1997.......................................

HIGH CURRENT INCOME FUND:
One Year Ended December 31, 1997........................................
Five Years Ended December 31, 1997......................................
Ten Years Ended December 31, 1997.......................................

                                                                                              Redeemable value
                                                                           Expressed as a     of a hypothetical
                                                                          percentage based    $1,000 investment
                                                                          on a hypothetical      at the end
                                                                          $1,000 investment     of the period
                                                                          -----------------   -----------------
QUALITY EQUITY FUND:
One Year Ended December 31, 1997........................................
Five Years Ended December 31, 1997......................................
Ten Years Ended December 31, 1997.......................................

SPECIAL VALUE FOCUS FUND:
One Year Ended December 31, 1997........................................
Five Years Ended December 31, 1997......................................
Ten Years Ended December 31, 1997.......................................

INDEX 500 FUND:
One Year Ended December 31, 1997........................................
December 13, 1996 (commencement of operations)*
Through December 31, 1997...............................................

NATURAL RESOURCES FOCUS FUND:
One Year Ended December 31, 1997........................................
Five Years Ended December 31, 1997......................................
Inception* Through December 31, 1997....................................

AMERICAN BALANCED FUND:
One Year Ended December 31, 1997........................................
Five Years Ended December 31, 1997......................................
Inception* Through December 31, 1997....................................

GLOBAL STRATEGY FOCUS FUND:
One Year Ended December 31, 1997........................................
Inception* Through December 31, 1997....................................

BASIC VALUE FOCUS FUND:
One Year Ended December 31, 1997........................................
Inception* Through December 31, 1997....................................

GLOBAL BOND FOCUS FUND:
One Year Ended December 31, 1997........................................
Inception* Through December 31, 1997....................................

GLOBAL UTILITY FOCUS FUND:
One Year Ended December 31, 1997........................................
Inception* Through December 31, 1997....................................

INTERNATIONAL EQUITY FOCUS FUND:
One Year Ended December 31, 1997........................................
Inception* Through December 31, 1997....................................

                                                                                              Redeemable value
                                                                           Expressed as a     of a hypothetical
                                                                          percentage based    $1,000 investment
                                                                          on a hypothetical      at the end
                                                                          $1,000 investment     of the period
                                                                          -----------------   -----------------
DEVELOPING CAPITAL MARKETS FOCUS FUND:
One Year Ended December 31, 1997........................................
Inception* Through December 31, 1997....................................

GOVERNMENT BOND FUND:
One Year Ended December 31, 1997........................................
Inception* Through December 31, 1997....................................

                           AVERAGE ANNUAL TOTAL RETURN

                               FOR CLASS B SHARES

                                                                                              Redeemable value
                                                                           Expressed as a     of a hypothetical
                                                                          percentage based    $1,000 investment
                                                                          on a hypothetical      at the end
                                                                          $1,000 investment     of the period
                                                                          -----------------   -----------------
SPECIAL VALUE FOCUS FUND:
Inception* Through December 31, 1997.................

BASIC VALUE FOCUS FUND:
Inception* Through December 31, 1997.................

DEVELOPING CAPITAL MARKETS FOCUS FUND:
Inception* Through December 31, 1997.................

* Inception for the Class A Common Stock of the Natural Resources Focus Fund is cus Fund is May 2, 1994; Balanced Fund is June 1, 1988; and Global Strategy Focus Fund is February 28, Inception for the Fund is July 1, 1993; Global Bond Focus Fund is July 1, 1993; Global Utility Fping Capital Markets International Equity Focus Fund is July 1, 1993; Developing Capital Markets Fo97. Government Bond Fund is May 2, 1994; and Index 500 Fund is December 13, 1996. Class B Common Stock of the Basic Value Focus Fund is November 3, 1997; Develo Focus Fund is November 3, 1997; and Special Value Focus Fund is October 23, 1997.

                             ADDITIONAL INFORMATION

      Under a separate agreement Merrill Lynch has granted the Company the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company, and the Company has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

      (a) Financial Statements#

  Contained in Part A of the Prospectuses for shares of the Class A Common Stock of the Funds:

    Financial Highlights:

      Domestic Money Market Fund for each of the years in the five-year period ended December 31, 1997 and the period February 20, 1992 (commencement of operations) to December 31, 1992.

      Reserve Assets Fund for each of the years in the ten-year period ended December 31, 1997.

      Prime Bond Fund for each of the years in the ten-year period ended December 31, 1997.

      High Current Income Fund for each of the years in the ten-year period ended December 31, 1997.

      Quality Equity Fund for each of the years in the ten-year period ended December 31, 1997.

      Special Value Focus Fund for each of the years in the ten-year period ended December 31, 1997.

      Natural Resources Focus Fund for each of the years in the nine-year period ended December 31, 1997 and the period June 1, 1988 (commencement of operations) to December 31, 1988.

      American Balanced Fund for each of the years in the nine-year period ended December 31, 1997 and the period June 1, 1988 (commencement of operations) to December 31, 1988.

      Global Strategy Focus Fund for each of the years in the five-year period ended December 31, 1997 and the period February 28, 1992 (commencement of operations) to December 31, 1992.

      Basic Value Focus Fund for each of the years in the four-year period ended December 31, 1997 and the period July 1, 1993 (commencement of operations) to December 31, 1993.

      Global Bond Focus Fund for each of the years in the four-year period ended December 31, 1997 and the period July 1, 1993 (commencement of operations) to December 31, 1993.

      Global Utility Focus Fund for each of the years in the four-year period ended December 31, 1997 and the period July 1, 1993 (commencement of operations) to December 31, 1993.

      International Equity Focus Fund for each of the years in the four-year period ended December 31, 1997 and the period July 1, 1993 (commencement of operations) to December 31, 1993.

      Developing Capital Markets Focus Fund for each of the years in the three-year period ended December 31, 1997 and the period May 2, 1994 (commencement of operations) to December 31, 1994.

      Government Bond Fund for each of the years in the three-year period ended December 31, 1997 and the period May 2, 1994 (commencement of operations) to December 31, 1994.

      Index 500 Fund for the year ended December 31, 1997, and for the period December 13, 1996 (commencement of operations) to December 31, 1996.

  Contained in Part A of the Prospectus for shares of the Class B Common Stock of the Funds:

    Financial Highlights:*

      Special Value Focus Fund for the period October 23, 1997 (commencement of operations) to December 31, 1997.

      Basic Value Focus Fund for the period November 3, 1997.

      Developing Capital Markets Focus Fund for the period November 3, 1997 (commencement of operations) to December 31, 1997.


  Contained in Part B:*

    Schedules of Investments as of December 31, 1997.

    Statements of Assets and Liabilities as of December 31, 1997.

    Statements of Operations for the periods ended December 31, 1997.

    Statements of Changes in Net Assets for each of the years in the two-year period ended December 31, 1997.

    Financial Highlights for shares of the Class A Common Stock of the Funds:

      American Balanced Fund for each of the years in the five-year period ended December 31, 1997.

      Basic Value Focus Fund for each of the years in the four-year period ended December 31, 1997, and the period July 1, 1993 (commencement of operations) to December 31, 1993.

      Developing Capital Markets Focus Fund for each of the years in the three-year period ended December 31, 1997 and the period May 2, 1994 (commencement of operations) to December 31, 1994.

      Domestic Money Market Fund for each of the years in the five-year period ended December 31, 1997.

      Special Value Focus Fund for each of the years in the five-year period ended December 31, 1997.

      Global Strategy Focus Fund for each of the years in the five-year period ended December 31, 1997.

      Global Utility Focus Fund for each of the years in the four-year period ended December 31, 1997 and the period July 1, 1993 (commencement of operations) to December 31, 1993.

      Government Bond Fund for each of the years in the three-year period ended December 31, 1997 and the period May 2, 1994 (commencement of operations) to December 31, 1994.

      High Current Income Fund for each of the years in the five-year period ended December 31, 1997.

      Index 500 Fund for the year ended December 31, 1997 and the period December 13, 1996 (commencement of operations) to December 31, 1997.

      International Equity Focus Fund for each of the years in the four-year period ended December 31, 1997 and the period July 1, 1993 (commencement of operations) to December 31, 1993.

      Natural Resources Focus Fund for each of the years in the five-year period ended December 31, 1997.

      Prime Bond Fund for each of the years in the five-year period ended December 31, 1997.

      Quality Equity Fund for each of the years in the five-year period ended December 31, 1997.

      Reserve Assets Fund for each of the years in the five-year period ended December 31, 1997.

      Global Bond Focus Fund for each of the years in the four-year period ended December 31, 1997 and the period July 1, 1993 (commencement of operations) to December 31, 1993.

    Financial Highlights for shares of the Class B Common Stock of the Funds:

      Basic Value Focus Fund for the period November 3, 1997 (commencement of operations) to December 31, 1997.

      Developing Capital Markets Focus Fund for the period November 3, 1997 (commencement of operations) to December 31, 1997.

      Special Value Focus Fund for the period October 23, 1997 (commencement of operations) to December 31, 1997.

  # Financial Hightlights for the year ended December 31, 1997 to be filed by amendment.

  *   To be filed by amendment.

      (b) Exhibits:

Exhibit
Number                        Description
-------                       -----------

 1(a)  - Articles of Incorporation of Registrant (a)

 1(b)  - Form of Articles Supplementary of Registrant (b)

 1(c)  - Form of Articles of Amendment of Registrant (c)

 1(d)  - Form of Articles Supplementary of Registrant (d)

 1(e)  - Form of Articles Supplementary of Registrant (e)

 1(f)  - Form of Articles Supplementary of Registrant (f)

 1(g) - Articles Supplementary to Registrant's Articles of Incorporation relating to the redesignation of shares of common stock as Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch World Income Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock and Merrill Lynch International Equity Focus Fund Common Stock
         (s)

 1(h) - Articles Supplementary to Registrant's Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch International Bond Fund Common Stock and Merrill Lynch Intermediate Government Bond Fund Common Stock (u)

 1(i) - Articles Supplementary to Registrant's Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Index 500 Fund Common Stock (w)

 1(j) - Form of Articles of Amendment to Registrant's Articles of Incorporation relating to the reclassification of the Merrill Lynch Flexible Strategy Fund Common Stock as Merrill Lynch Global Strategy Focus Fund Common Stock, the reclassification of the Merrill Lynch International Bond Fund Common Stock as Merrill Lynch World Income Focus Fund Common Stock, the change in name of the class of shares of common stock designated as Merrill Lynch Intermediate Government Bond Fund to Merrill Lynch Government Bond Fund, and the change in the name of the class of shares of common stock designated as Merrill Lynch World Income Focus Fund to Merrill Lynch Global Bond Focus Fund (x)

 1(k) - Form of Articles of Amendment to Registrant's Articles of Incorporation relating to designation of Class A and Class B shares (z)

 1(l)  - Form of Articles of Amendment redesignating the Class A and Class B
         Shares of the Equity Growth Fund as Class A and Class B Shares of the Special Value Focus Fund (dd)

 1(m) - Articles Supplementary to Registrant's Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Global Growth Focus Fund Common Stock and Merrill Lynch Capital Focus Fund*

 2     - By-Laws of Registrant, as amended (g)

 3     - None

 4     - Specimen certificate for shares of common stock of Registrant (h)

 5(a)  - Investment Advisory Agreement for Merrill Lynch Reserve Assets Fund (i)

 5(b)  - Investment Advisory Agreement for the Merrill Lynch Prime Bond Fund,
         Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund and Merrill Lynch Special Value Focus Fund (j)

 5(c)  - Form of Investment Advisory Agreement for Merrill Lynch Index 500 Fund
         (y)

 5(d)  - Form of Investment Advisory Agreement for Merrill Lynch Natural
         Resources Focus Fund and Merrill Lynch American Balanced Fund (l)

 5(e)  - Form of Investment Advisory Agreement for Merrill Lynch Domestic Money
         Market Fund and Merrill Lynch Global Strategy Focus Fund (m)

 5(f)  - Form of Investment Advisory Agreement for Merrill Lynch Basic Value
         Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund and Merrill Lynch International Equity Focus Fund
         (t)

 5(g)  - Form of Investment Advisory Agreement for Merrill Lynch Developing
         Capital Markets Focus Fund and Merrill Lynch Government Bond Fund (u)

 5(h)  - Form of Sub-Advisory Agreement between Merrill Lynch Asset Management
         L.P. and Merrill Lynch Asset Management U.K. Limited

 5(i)  - Form of Investment Advisory Agreement for Merrill Lynch Global Growth
         Focus Fund and Merrill Lynch Capital Focus Fund*

 6(a)  - Form of Distribution Agreement (n)

 6(b)  - Form of Distribution Agreement relating to the Class B shares (aa)

 7     - None

 8(a)  - Form of Custodian Agreement (o)

 8(b)  - Form of Custodian Agreement with Brown Brothers Harriman & Co. (bb)

 9(a)  - Form of Transfer Agency, and Dividend Disbursing Agreement (p)

 9(b)  - Form of Agreement relating to the use of the "Merrill Lynch" name (q)

 9(c)  - Form of Participation Agreement (k)

 10    - Opinion of Counsel

 11    - Consent of Deloitte & Touche LLP**

 12    - None

 13    - None

 14    - None

 15    - Form of Distribution Plan relating to Class B shares (cc)

 16    - Calculation of Performance Data (r)

 24    - Power of Attorney for Robert S. Salomon, Jr. (v)

 27    - Financial Data Schedules*

----------

(a) Incorporated by reference to Exhibit 1 to the Registrant's Registration Statement on Form N-1 (the "Registration Statement").

(b) Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement.

(c) Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 7 to the Registration Statement.

(d) Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 10 to the Registration Statement.

(e) Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.

(f) Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 16 to the Registration Statement ("Post-Effective Amendment No. 16").

(g) Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 11 to the Registration Statement ("Post-Effective Amendment No. 11").

(h) Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement ("Post-Effective Amendment No. 4").

(i) Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 8 to the Registration Statement ("Post-Effective Amendment No. 8").

(j)  Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No.
     8.

(k) Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 24 to Registrant's Registration Statement ("Post-Effective Amendment No. 24").

(l)  Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No.
     11.

(m)  Incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No.
     16.

(n) Incorporated by reference to Exhibit 6(a) to Amendment No. 1 to Registrant's Registration Statement ("Amendment No. 1").

(o) Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 4 to the Registration Statement.

(p) Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 4 to the Registration Statement.

(q) Incorporated by reference to Exhibit 9(b) to Amendment No. 1 to the Registration Statement.

(r) Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 13 to the Registration Statement.

(s) Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 to the Registration Statement.

(t) Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 20 to the Registration Statement.

(u) Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement.

(v)  Incorporated by reference to Exhibit 24 to Post-Effective Amendment No. 24.

(w) Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26 to the Registration Statement.

(x) Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 26 to the Registration Statement.

(y) Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 26 to the Registration Statement.

(z) Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 27 to the Registration Statement.

(aa) Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 27 to the Registration Statement.

(bb) Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to the Registration Statement.

(cc) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement.

(dd) Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 28 to the Registration Statement.

  *  To be filed by amendment.
  ** Filed herewith.

Item 25. Persons Controlled By or Under Common Control With Registrant.

      Registrant does not control any other person. Except that substantially all of Registrant's issued and outstanding shares are and will be held by Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York and Family Life Insurance Company for their Separate Accounts, the Registrant is not under common control with any other person.

Item 26. Numbers of Holders of Securities.

                                                                                                             Number of
                                                                                                            Holders of
                                                                                                              Class A
                                                                                                           Shares as of
                                                                                                           December 31,
Title of Class                                                                                                 1997
--------------                                                                                             ------------
Common stock, par value $0.10 per share, Merrill Lynch Domestic Money Market Fund Class...................
Common stock, par value $0.10 per share, Merrill Lynch Reserve Assets Fund Class..........................
Common stock, par value $0.10 per share, Merrill Lynch Prime Bond Fund Class..............................
Common stock, par value $0.10 per share, Merrill Lynch High Current Income Fund Class.....................
Common stock, par value $0.10 per share, Merrill Lynch Quality Equity Fund Class..........................
Common stock, par value $0.10 per share, Merrill Lynch Special Value Focus Fund Class.....................
Common stock, par value $0.10 per share, Merrill Lynch Natural Resources Focus Fund Class.................
Common stock, par value $0.10 per share, Merrill Lynch American Balanced Fund Class.......................
Common stock, par value $0.10 per share, Merrill Lynch Global Strategy Focus Fund Class...................
Common stock, par value $0.10 per share, Merrill Lynch Basic Value Focus Fund Class.......................
Common stock, par value $0.10 per share, Merrill Lynch Global Bond Focus Fund Class.......................
Common stock, par value $0.10 per share, Merrill Lynch Global Utility Focus Fund Class....................
Common stock, par value $0.10 per share, Merrill Lynch International Equity Focus Fund Class..............
Common stock, par value $0.10 per share, Merrill Lynch Developing Capital Markets Focus Fund Class........
Common stock, par value $0.10 per share, Merrill Lynch Government Bond Fund Class.........................
Common stock, par value $0.10 per share, Merrill Lynch Index 500 Fund Class...............................
------

                                                                                                             Number of
                                                                                                            Holders of
                                                                                                              Class B
                                                                                                           Shares as of
                                                                                                           December 31,
Title of Class                                                                                                 1997
--------------                                                                                             ------------
Common stock, par value $0.10 per share, Merrill Lynch Domestic Money Market Fund Class...................
Common stock, par value $0.10 per share, Merrill Lynch Reserve Assets Fund Class..........................
Common stock, par value $0.10 per share, Merrill Lynch Prime Bond Fund Class..............................
Common stock, par value $0.10 per share, Merrill Lynch High Current Income Fund Class.....................
Common stock, par value $0.10 per share, Merrill Lynch Quality Equity Fund Class..........................
Common stock, par value $0.10 per share, Merrill Lynch Special Value Focus Fund Class.....................
Common stock, par value $0.10 per share, Merrill Lynch Natural Resources Focus Fund Class.................
Common stock, par value $0.10 per share, Merrill Lynch American Balanced Fund Class.......................
Common stock, par value $0.10 per share, Merrill Lynch Global Strategy Focus Fund Class...................
Common stock, par value $0.10 per share, Merrill Lynch Basic Value Focus Fund Class.......................
Common stock, par value $0.10 per share, Merrill Lynch Global Bond Focus Fund Class.......................

Common stock, par value $0.10 per share, Merrill Lynch Global Utility Focus Fund Class....................
Common stock, par value $0.10 per share, Merrill Lynch International Equity Focus Fund Class..............
Common stock, par value $0.10 per share, Merrill Lynch Developing Capital Markets Focus Fund Class........
Common stock, par value $0.10 per share, Merrill Lynch Government Bond Fund Class.........................
Common stock, par value $0.10 per share, Merrill Lynch Index 500 Fund Class...............................

----------

      The number of holders shown above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner and Smith Incorporated.

Item 27. Indemnification.

      Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant's Certificate of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and
Section 9 of each Distribution Agreement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Manager.

      (a) Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM"), acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global

Value Focus Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotckis and Wiley Funds (advised by Hotckis and Wiley, a division of MLAM); and the following closed-end registered investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

      Fund Asset Management, L.P. ("FAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc. Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Debt Strategies Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniHoldings Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc., and Worldwide DollarVest Fund, Inc.

      The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Manager and FAM is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML&Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

      Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since December 1, 1994 for his, her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Glenn is Executive Vice President, and Mr. Richard is Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this
Item 28, and Messrs. Giordano, Harvey, Kirstein and Monagle are directors or officers of one or more of such companies.

                                       Positions with                    Other Substantial Business,
Name                                 Investment Adviser               Profession, Vocation or Employment
----                               ----------------------      ------------------------------------------------
ML&Co                              Limited Partner             Financial Services Holding Company; Limited
                                                                 Partner of MLAM

Fund Asset Management,             Limited Partner             Investment Advisory Services
Inc.

Princeton Services, Inc.           General Partner             General Partner of MLAM
  ("Princeton Services")

Arthur Zeikel                      Chairman                    Chairman of MLAM and Fund Asset Management, L.P.
                                                                 ("FAM") (which terms as used herein include their
                                                                 corporate predecessors) since 1997; President of
                                                                 MLAM and FAM from 1977 to 1997; Chairman of
                                                                 Princeton Services, Inc. ("Princeton Services")
                                                                 since 1997, Director since 1993 and President from
                                                                 1993 to 1997; Executive Vice President of ML
                                                                 & Co. since 1990.

Terry K. Glenn                     Executive Vice              Executive Vice President of MLAM and FAM;
                                      President                  President and Director of MLFD; Executive Vice
                                                                 President and Director of Princeton Services;
                                                                 President of Princeton Administrations, L.P.

Robert W. Crook                    Senior Vice President       Senior Vice President of MLFD; Vice President of
                                                               MLFD and Vice President of FAM

Linda L. Federici                  Senior Vice President       Senior Vice President of MLAM

Vincent R. Giordano                Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                 President of Princeton Services

Elizabeth Griffin                  Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                 President of Princeton Services

Norman R. Harvey                   Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                 President of Princeton Services

Michael J. Hennewinkel             Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                 President of Princeton Services

Philip L. Kirstein                 Senior Vice                 Senior Vice President, General Counsel and
                                   President,                    Secretary of MLAM; Senior Vice President,
                                     General Counsel,          General
                                     Director and                Counsel, Director and Secretary of Princeton
                                     Secretary                   Services

Ronald M. Kloss                    Senior Vice President       Senior Vice President and Controller of MLAM;
                                     and Controller              Senior Vice President and Controller of Princeton
                                                                 Services

Debra Landsman-Yaros               Senior Vice President       Senior Vice President of MLAM; Vice President of
                                                                 MLFD

Stephen M. M. Miller               Senior Vice President       Executive Vice President of Princeton
                                                                 Administrators, L.P.; Senior Vice President
                                                                 of Princeton Services

Joseph T. Monagle                  Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                 President of Princeton Services

                                       Positions with                    Other Substantial Business,
Name                                 Investment Adviser               Profession, Vocation or Employment
----                               ----------------------      ------------------------------------------------
Michael L. Quinn                   Senior Vice President       Senior Vice President of FAM; Senior Vice
                                                                 President of Princeton Services; Managing
                                                                 Director and First Vice President of Merrill Lynch

Richard L. Reller                  Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                 President of Princeton Services and Director of
                                                                 MLFD

Gerald M. Richard                  Senior Vice President       Senior Vice President and Treasurer of MLAM;
                                     and Treasurer               Senior Vice President and Treasurer of Princeton
                                                                 Services; Vice President and Treasurer of MLFD

Gregory Upah                       Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                 President of Princeton Services

Ronald Welburn                     Senior Vice President       Senior Vice President of MLAM; Senior Vice
                                                                 President of Princeton Services

Anthony Wiseman                    Senior Vice President       Senior Vice President MLAM; Senior Vice President
                                                                 of Princeton Services

      (b) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies; Merrill Lynch EuroFund, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch International Equity Fund and Merrill Lynch Short-Term Global Income Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business profession, vocation or employment of a substantial nature in which each such person had been engaged since December 1, 1995, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert, Bascand, Glenn, Richard and Yardley are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28:

                                       Positions with                    Other Substantial Business,
Name                                 Investment Adviser               Profession, Vocation or Employment
----                               ----------------------      ------------------------------------------------
Arthur Zeikel                      Director and Chairman       Chaiman of the Manager and FAM; Chairman of
                                                                 Princeton Services, Executive Vice President
                                                                 Of ML & Co.

Alan J. Albert                     Senior Managing Director    Vice President of the Manager

Terry K. Glenn                     Director                    Executive Vice President of the Manager and
                                                                 FAM; Executive Vice President and
                                                                 Director of Princeton Services; President
                                                                 and Director of MLFD; Director of
                                                                 MLFDS; President of Princeton
                                                                 Administrators, L.P.

Adrian Holmes                      Managing Director           Director of Merrill Lynch Global Asset
                                                                 Management

Andrew John Bascand                Director                    Director of Merrill Lynch Global Asset
                                                                 Management

                                       Positions with                    Other Substantial Business,
Name                                 Investment Adviser               Profession, Vocation or Employment
----                               ----------------------      ------------------------------------------------
Edward Gobora                      Director                    Director of Merrill Lynch Global Asset
                                                                 Management

Richard Kilbride                   Director                    Managing Director of Merrill Lynch Global
                                                                 Asset Management

Robert M. Ryan                     Director                    Vice President, Institutional Marketing Debt
                                                                 and Equity Group, Merrill Lynch Capital
                                                                 Markets from 1989 to 1994.

Gerald M. Richard                  Senior Vice President       Senior Vice President and Treasurer of the
                                                                 Manager and FAM; Senior Vice President
                                                                 and Treasurer of Princeton Services; Vice
                                                                 President and Treasurer of MLFD

Stephen J. Yardley                 Director                    Director of Merrill Lynch Global Asset
                                                                 Management

Carol Ann Langham                  Company Secretary           None

Debra Anne Scarle                  Assistant Company           None
                                     Secretary

Item 29. Principal Underwriters.

(a) MLFD acts as the principal underwriter for the Registrant and for each of the registered investment companies referred to in the first two paragraphs of
Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund., The Corporate Fund Accumulation Program, Inc., and MLFD also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

(b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Brady, Breen, Fatseas and Wasel, is One Financial Center, Boston, Massachusetts 02111-2646.

                          Positions and Offices        Positions and Offices
Name                        with Underwriter               with Registrant
----                      --------------------         -------------------
Terry K. Glenn            President                           Trustee
Richard R. Reller         Director                             None
Thomas J. Verage          Director                             None
William E. Aldrich        Senior Vice President        Executive Vice President
Robert W. Crook           Senior Vice President        President and Trustee
Gerald M. Richard         Vice President and           Vice President, Treasurer
                          Treasurer
Mark A. DeSario           Vice President                       None
Michelle T. Lau           Vice President                       None
Salvatore Venezia         Vice President                       None
Kevin Boman               Vice President                       None
Michael J. Brady          Vice President               Senior Vice President
William M. Breen          Vice President               Senior Vice President and
                                                        Assistant Treasurer
James T. Faseas           Vice President               Senior Vice President

                          Positions and Offices        Positions and Offices
Name                        with Underwriter               with Registrant
----                      --------------------         -------------------
William Wasel             Vice President               Senior Vice President
Debra W. Landsman-Yros    Vice President                       None
Mark E. Macguire          Vice President               Senior Vice President
Patricia A. Schena        Vice President                Vice President and
                                                        Assistant Secretary
Robert Harris             Secretary                            None

  (c) Not applicable.

Item 30. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 as amended and the Rules thereunder will be maintained at the offices of the Registrant, its Investment Adviser, its Custodian, and its Transfer Agent.

Item 31. Management Services.

Other than as set forth under the captions "Directors" and "Investment Adviser" in the Prospectus constituting Part A of the Registration Statement and under the captions "Management of the Company" and "Investment Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32. Undertakings.

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.

The Company hereby undertakes to comply with the restrictions on indemnification set forth in Investment Company Act Release No. IC-11330, September 2, 1980.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 27th day of February, 1998.

                        Merrill Lynch Variable Series Fund, Inc.
                                    (Registrant)


                                    /s/ Arthur Zeikel
                        By:
                           -----------------------------------------
                                    (Arthur Zeikel, President)

      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                  Title                             Date
        ---------                  -----                             ----

      /s/  Arthur Zeikel           President and Director      February 27, 1998
---------------------------------    (Principal Executive
          (Arthur Zeikel)            Officer)


                *                  Treasurer (Principal
---------------------------------    Financial and Accounting
        (Gerald M. Richard)          Officer)


                *                  Director
---------------------------------
          (Walter Mintz)

                *                  Director
---------------------------------
        (Melvin R. Seiden)

                *                  Director
---------------------------------
       (Stephen B. Swensrud)

                *                  Director
---------------------------------
           (Joe Grills)

                *                  Director
---------------------------------
     (Robert S. Salomon, Jr.)

By:   /s/  Arthur Zeikel
---------------------------------
          (Arthur Zeikel)
          Attorney-in-Fact